

MAXIM SERIES FUND, INC.
Financial Statements and Financial Highlights for the
Years Ended December 31, 1995 and 1994, and
Independent Auditors' Report
















INDEPENDENT AUDITORS' REPORT
To the Board of Directors and Stockholders of
  Maxim Series Fund, Inc.:
We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Bond Portfolio, Money Market Portfolio, Stock Index Portfolio, Total Return Portfolio, U.S. Government Securities
 Portfolio, and Zero-Coupon 1995 Treasury Portfolio, of Maxim Series Fund,
Inc., as of December 31, 1995, the related statement of operations, and the statements of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custod s well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Bond
Portfolio, Money Market Portfolio, Stock Index Portfolio, Total Return
Portfolio, U.S. Government Securities Portfolio, and Zero-Coupon 1995
Treasury Portfolio, of Maxim Series Fund, Inc., at December 31, 1995 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with genera


r each of the periods indicated, in conformity with generall




January 31, 1996

MAXIM SERIES FUND, INC. STATEMENT OF ASSETS AND LIABILITIESDECEMBER 31, 1995
                  U.S.ZERO-COUPONMONEYSTOCKTOTALGOVERNMENT1995BONDMARKET
INDEXRETURNSECURITIESTREASURYPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIO
PORTFOLIOASSETS:
(A)Investments at value:    Short-term investments$480,000$275,881,473$5,468,
000$4,711,745$3,891,000$    Bonds77,655,21018,874,59360,425,289    Common
stocks701,165,81031,278,312       Total investments (cost $77,003,324;
 $275,881,473; $512,895,917; $47,635,156;       $61,563,932; $0)78,135,210275
,881,473706,633,81054,864,65064,316,289Cash61,3621,048,899935,41797,4635,122
Dividends and interest receivable 1,868,842434,5551,256,731441,283602,482
Receivables for investments sold11,755388106,339       Tota
277,364,927708,837,71355,403,78465,030,232 LIABILITIES:  Due to The Great-
West Life Assurance Company40,315107,638356,53727,71832,682  Payables for i
nvestments purchased1,021,539200,0382,523,591       Total liabilities40,
315107,6381,378,076227,7562,556,273
NET ASSETS$80,025,099$277,257,289$707,459,637$55,176,028$62,473,959$0NET
ASSETS REPRESENTED BY:  Capital stock, $.10 par value$6,505,777$27,706,979$35
,736,928$4,254,396$5,678,680$  Additional paid-in capital72,951,973249,550,
310477,984,81643,692,13856,734,398  Net unrealized appreciation on investments1,131,886193,737,8937,229,4942,752,357  Undistributed net
investment income(30,000)  Accumulated undistributed net  realized     (loss)
 on investments(564,537)(2,661,476)NET ASSETS$80,025,099$277,257,289$707,4
 The portfolio matured on November 15, 1995, and its net assets were distributed to shareholders.SHARES OF CAPITAL STOCK:  Authorized200,000,000
300,000,000500,000,000100,000,000200,000,000100,000,000  Outstanding65,057,
777277,069,793357,369,27942,543,95956,786,8030 See notes to financial s tatements.
MAXIM SERIES FUND, INC.STATEMENT OF OPERATIONSYEAR ENDED DECEMBER 31, 1995
                        U.S.ZERO-COUPONMONEYSTOCKTOTAL
GOVERNMENT1995BONDMARKETINDEXRETURNSECURITIESTREASURYPORTFOLIOPORTFOLIO
PORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOINVESTMENT INCOME:(A)    Interest
$5,058,667$14,223,427$368,369$1,483,937$4,600,187$74,625    Dividends14,836,
365472,486    Less:  Foreign withholding tax(86,709)(1,382)            Total i
ncome5,058,66714,223,42715,118,0251,955,0414,600,18774,625EXPENSES:
Management fee450,7831,094,6393,630,287293,890377,5234,195           Total
expenses450,7831,094,6393,630,287293,890377,5234,195NET INVESTMENT INCOM
  Net short-term realized gain on investments0358,243572,64100  Net long-term realized gain on investments1,023,8824,752,154942,2301,282,0431,359  Change in net unrealized appreciation on investments4,832,438164,079,8716,702,9603,
759,018(18,368)  Net change in realized and unrealized appreciation  on i nvestments5,856,3200169,190,2688,217,8315,041,061(17,009)NET INCREASE IN NET
ASSETS RESULTING FROM OPERATIONS$10,464,204$13,128,788$180,678,006$9,878,982$
9,263,725$53,421(A)  The portfolio matured on November
 See notes to financial statements
MAXIM SERIES FUND, INC.STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED
DECEMBER 31, 1995 AND 1994         BONDMONEY MARKETSTOCK INDEXPORTFOLIOPORTFOLIO
PORTFOLIO199519941995199419951994INCREASE (DECREASE) IN  NET ASSETS:
OPERATIONS:  Net investment income$4,607,884$4,080,087$13,128,788$5,782,112
$11,487,738$12,219,366  Net short-term realized gain358,243  Net long-term realized gain (loss)1,023,882(1,588,419)4,752,1548,500,792  Change in net unrealized appreciation (depreciation)4,832,438(4,330,483)164,079,871(18,018,
928)      Net increase (decrease) in net assets resulting from operations
10,464,204(1,838,815)13,128,7885,782,112180,678,0062,701,230DISTRIBUTI
3,128,788)(5,782,112)(11,845,981)(12,219,366)  From net long-term realized
gain(4,752,154)(8,500,794)      Total distributions(4,607,884)(4,080,087)
(13,128,788)(5,782,112)(16,598,135)(20,720,160)
SHARE TRANSACTIONS:  Net proceeds from sales of shares25,657,88928,988,249326
,553,215219,435,731212,318,545294,949,856  Reinvestment of distributions4,607
,8844,080,08713,128,7885,782,11216,598,13520,720,160  Cost of shares redeemed
(25,062,293)(42,880,322)(249,011,976)(135,628,554)(182,876,906)(362,500,488)
   Net increase (decrease) in net assets resulting from     share
transactions5,203,480(9,811,986)90,670,02789,589,28946,039,774(46,830,472)
   Total increase (decrease) in net assets11,059,800(15,730,8
7,26296,997,973497,339,992562,189,394  End of period$80,025,099$68,965,299
$277,257,289$186,587,262$707,459,637$497,339,992OTHER INFORMATION:SHARES:  S
old21,388,70324,590,866326,332,383219,287,027119,078,613190,288,295  Issued
in reinvestment of distributions3,844,9993,490,59313,119,9105,778,2028,900,
27413,810,187  Redeemed(20,925,704)(36,334,523)(248,843,582)(135,536,524)(102
,667,090)(175,196,389)  Net increase (decrease)4,307,998(8,253,064)90,608,
71189,528,70525,311,797(28,902,093)See notes to financial st
MAXIM SERIES FUND, INC.STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED
DECEMBER 31, 1995 AND 1994    ><c><c>ZERO-COUPONTOTAL RETURNU.S. GOVERNMENT
1995 TREASURYPORTFOLIOSECURITIES PORTFOLIOPORTFOLIO199519941995199419951994
INCREASE (DECREASE) IN NET ASSETS:(A)OPERATIONS:  Net investment income$1,661
,151$1,303,782$4,222,664$3,128,914$70,430$80,895  Net short-term realized gain572,641  Net long-term realized gain (loss)942,230443,3931,282,043(3,943,
519)1,3597,902  Change in net unrealized appreciation (depreciat esulting from operations9,878,982(1,016,689)9,263,725(1,943,290)53,42110,870D
ISTRIBUTIONS TO SHAREHOLDERS:  From net investment income and net short-term r ealized gain(2,233,792)(1,303,782)(4,222,664)(3,128,915)  From net long-term
realized gain(942,230)(443,393)(7,902)      Total Distributions(3,176,022)
(1,747,175)(4,222,664) (3,128,915)0(7,902)SHARE TRANSACTIONS:  Net proceeds from sales of shares23,821,86624,608,83118,005,73936,554,62745,681
Reinvestment of distributions3,176,0221,747,1754,222,6643,128,
(29,697,765)(1,058,299)(124,222)    Net increase (decrease) in net assets
 resulting from    share transactions7,124,5514,814,9221,094,6639,985,777
(1,012,618)(116,320)      Total increase (decrease) in net assets13,827,5112,
051,0586,135,7244,913,572(959,197)(113,352)NET ASSETS:  Beginning of period41
,348,51739,297,45956,338,23551,424,663959,1971,072,549  End of period$55,176,
028$41,348,517$62,473,959$56,338,235$0$959,197OTHER INFORMATION:SHARES:  Sold
19,269,69720,941,96317,005,08734,230,41120,285  Issued in
19,740,168)(28,150,241)(458,923)(57,117)  Net increase (decrease)5,751,6604,
221,1341,213,3489,082,697(438,638)(53,503)(A)  The portfolio matured on
November 15, 1995, and its net assets were distributed to shareholders.See notes to financial statements.(Concluded)
MAXIM SERIES FUND, INC.BOND PORTFOLIO FINANCIAL HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the years ended December 31,
1995, 1994, 1993, 1992, and 1991 is as follows:Year Ended December 31,1995
1994199319921991Net Asset Value, Beginning of Year$1.1352$1.2274$1.2259$1.
2929$1.2312Income From Investment OperationsNet investment income0.07360.
06340.06320.08310.0939Net realized and unrealized gain (loss)0.0949(0.0922)0.
0326(0.0053)0.0798Total Income (Loss) From InvestmentOperations
60)(0.0884)From net realized gains(0.0311)(0.0688)(0.0236)Total Distributions
(0.0736)(0.0634)(0.0943)(0.1448)(0.1120) Net Asset Value, End of Year$1.2301$
1.1352$1.2274$1.2259$1.2929Total Return15.21%(2.36)%8.56%6.24%14.70%Net
Assets, End of Year$80,025,099$68,965,299$84,696,187$69,974,484$88,545,656
Ratio of Expenses to Average Net Assets0.60%0.60%
0.60%0.60%0.60%Ratio of Net Investment Income toAverage Net Assets6.16%5.33%5
 .02%5.93%7.64%Portfolio Turnover Rate191.58%60.85%164.32%157.97%168.18%
(Continued)
MAXIM SERIES FUND, INC.MONEY MARKET PORTFOLIOFINANCIAL HIGHLIGHTSSelected
data for a share of capital stock of the portfolio for years ended December
31, 1995, 1994, 1993, 1992, and 1991 is as follows:         Year Ended
December 31,19951994199319921991Net Asset Value,Beginning of Year$1.0007$1.00
07$1.0007$1.0006$1.0005Income From Investment OperationsNet investment income
0.05550.03940.02780.03430.0565Net realized and unrealized gains0.00010.0001
Total Income From InvestmentOperations0.05550.03940.02780.0344
, End of Year$1.0007$1.0007$1.0007$1.0007$1.0006Net Assets, End of Year$ 277,
257,289$186,587,262$96,997,973$64,220,562$52,118,377Ratio of Expenses to
Average Net Assets0.46%0.46%0.46%0.46%0.48%Ratio of Net Investment Income to
Average Net Assets5.55%3.96%2.82%3.43%6.15% (Continued)
MAXIM SERIES FUND, INC.STOCK INDEX PORTFOLIOFINANCIAL HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the years ended December
31, 1995, 1994, 1993, 1992, and 1991 is as follows:   Year Ended December 31,1
9951994199319921991Net Asset Value,Beginning of Year$1.4978$1.5575$1.4506$1.
5206$1.3191Income From Investment OperationsNet investment income0.03340.0350
0.03200.03830.0563Net short-term realized gain0.0010Net long-term realized andunrealized gain (loss)0.4953(0.0335)0.10970.05020.
ment income andnet short-term realized gains(0.0344)(0.0350)(0.0320)(0.0382)
(0.0542)From net long-term realized gains(0.0135)(0.0262)(0.0028)(0.1203)
(0.0498)Total Distributions
(0.0479)(0.0612)(0.0348)(0.1585)(0.1040)Net Asset Value, End of Year$1.9796$1
 .4978$1.5575$1.4506$1.5206Total Return35.60%0.14%9.84%5.87% 23.33%Net Assets,
 End of Year$707,459,637$497,339,992$562,189,394$462,539,021$359,177,318Rati
o of Expenses toAverage Net Assets0.60%0.60%0.60%0.60%0.60%Ratio of Net
Investment Incometo Average Net Assets1.91%2.23%2.14%2.49%
4.33%Portfolio Turnover Rate5.25%11.98%1.68%118.83%24.28%(Continued)
MAXIM SERIES FUND, INC.TOTAL RETURN PORTFOLIOFINANCIAL HIGHLIGHTSSelected
data for a share of capital stock of the portfolio for the years ended
 December 31, 1995, 1994, 1993 1992, and 1991 is as follows:Year Ended
December 31,19951994199319921991
Net Asset Value, Beginning of Year$1.1238$1.2065$1.1327$1.1156$1.0017Income
From Investment OperationsNet investment income0.04210.03820.03260.04240.0979
Net short-term realized gain0.0139Net long-term realized andunrealized gain
(loss)0.1960(0.0704)0.10250.01650.1177Total Income (Loss) From Investment
Operations0.2520(0.0322)0.13510.05890.2156
Less DistributionsFrom net investment income andnet short-term realized gains
(0.0560)(0.0382)(0.0326)(0.0375)(0.0543)From net long-term realized gains(0.0
229)(0.0123)(0.0287)(0.0043)(0.0474)Total Distributions(0.0789)(0.0505)(0.061
3)(0.0418)(0.1017)Net Asset Value, End of Year$1.2969$1.1238$1.2065$1.1327$1.
1156Total Return22.70%(2.68)%12.19%5.45%22.04%
Net Assets, End of Year$55,176,028$41,348,517$39,297,459$18,696,606$11,783,
118Ratio of Expenses to Average Net Assets0.60%0.60%0.60%0.60%0.60% Ratio of N
et Investment Income toAverage Net Assets3.41%3.30%2.88%3.56%5.52%Portfolio
Turnover Rate44.70%74.85%58.02%29.26%92.80%(Continued)
MAXIM SERIES FUND, INC.U.S. GOVERNMENT SECURITIES PORTFOLIOFINANCIAL
HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the years ended December 31, 1995, 1994, 1993, 1992, and 1991 is as follows:Year
Ended December 31,19951994199319921991Net Asset Value, Beginning of Year$1.01
38$1.1061$1.1141$1.1206$1.0779Income From Investment OperationsNet investment income0.07230.05720.08810.10370.0775Net realized and unrealizedgain (loss)0.
0863(0.0924)(0.0006)(0.0069)0.0709Total Income (Loss) Fro
)(0.0571)(0.0887)(0.0581)(0.0839)From net realized gains(0.0068)(0.0452)
(0.0218)Total Distributions
(0.0723)(0.0571)(0.0955)(0.1033)(0.1057)Net Asset Value, End of Year$1.1001$1
 .0138$1.1061$1.1141$1.1206Total Return16.09%(3.20)%9.35%8.94%14.34%Net Assets
, End of Year$62,473,959$56,338,235$51,424,663$30,350,801$32,730,440Ratio of E
xpenses to Average Net Assets0.60%0.60%0.60%0.60%0.60%Ratio of Net Investment
 Income toAverage Net Assets6.76%5.47%8.49%4.96%8.09%
Portfolio Turnover Rate185.57%308.47%27.28%42.15%213.79%(Continued)
MAXIM SERIES FUND, INC.ZERO-COUPON 1995 TREASURY PORTFOLIOFINANCIAL
HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the years ended December 31, 1995, 1994, 1993, 1992, and 1991 is as follows:Year
Ended December 31,19951994199319921991(A)Net Asset Value, Beginning of Year$2
 .1868$2.1794$2.0587$2.0339$1.7671Income From Investment OperationsNet
investment income0.16530.35950.22340.53950.1680Net realized and unrealized gain (loss)(0.0401)(0.3340)(0.0904)(0.4022)0.0988Total Income From I
Less DistributionsDistribution upon maturity(2.3120)From net realized gains(0
 .0181)(0.0123)(0.1125)Total Distributions(2.3120)(0.0181)(0.0123)(0.1125)Net
Asset Value, End of Year$0.0000$2.1868$2.1794$2.0587$2.0339Total Return5.73%1
 .17%6.46%6.75%16.19%Net Assets, End of Year$0$959,197$1,072,549$1,061,441$1,
592,205Ratio of Expenses to Average Net Assets0.50% *0.50%0.50%0.50%0.50%
Ratio of Net Investment Income toAverage Net Assets7.51% *8.12%7.58%7.97%9.11
% *  Annualized(A)  The portfolio matured on November 1
MAXIM SERIES FUND, INC.    NOTES TO FINANCIAL STATEMENTSYEARS ENDED DECEMBER 31, 1995 AND 1994

1.	HISTORY OF THE FUND

	Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Bond, Money Market, Stock Index, Total Return, U.S. Government Securities
, and Zero-Coupon 1995 Treasury Portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, Pinnacle Series Account, FutureFunds Series Account, FutureFunds Series Account II, Qualifie
Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company and to the TNE Series (k) Account of The New England Mutual Life Assurance Company ("TNE") to fund benefits under variable annuity contracts issued by TNE. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

	Initial capitalization of $100,000 for the Fund was received on February 25,
 1982 from the parent of the Company, The Great-West Life Assurance Company
(Great-West).

2.	SIGNIFICANT ACCOUNTING POLICIES

	The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

	The following is a summary of the significant accounting policies of the Fund:

	Dividends

	Dividends from investment income of the Money Market Portfolio are declared daily and reinvested monthly.  Dividends from investment income of the Bond and U.S. Government Securities Portfolios are declared and reinvested monthly
 .  Dividends from investment income of the Stock Index Portfolio, and the
Total Return Portfolio are declared and reinvested quarterly.  Dividends from capital gains of all portfolios are declared and reinvested annually.

	The Zero-Coupon 1995 Treasury Portfolio used the consent dividends procedure whereby the shareholders consented to treat as a dividend an amount specified in such consent even though such dividends had not actually been paid.  Distributions of net capital gains were declared prior to the end of t he fiscal year in which they are earned and were reinvested in additional shares of the Portfolio at net asset value.  The Zero-Coupon 1995 Treasury P ortfolio matured on November 15, 1995 and its net assets, includ

	Security Transactions

	Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.  The cost of investments sold is determined on the basis of the First-in, First-out method
 (FIFO) for the Stock Index Portfolio and Total Return Portfolio, and
specific lot selection for all other portfolios.

	The U.S. Government Securities Portfolio may enter into repurchase agreements which settle at a specified future date. Amounts owing to brokers under these agreements are included in Payables for Investments Purchased in the accompanying financial statements. These liabilities were $0 and $21,
951,472 at December 31, 1995 and December 31, 1994, respectively, and are collateralized by securities of approximately the same value.


	Security Valuation

	Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term and money market securities are valued at amortized cost, which approximates market value.

	Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

	Federal Income Taxes

	For federal income tax purposes, each Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.	INVESTMENT ADVISORY AGREEMENT

	The Fund has entered into an investment advisory agreement with Great-West.
 As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .46% of the average daily net assets of the Money Market, .50% of the average daily net assets of the
Zero-Coupon 1995 Treasury, and .60% of the average daily net assets of the
Bond, Stock Index, Total Return, and U.S. Government Securities portfolios.

4.	PURCHASES AND SALES OF SECURITIES

	Costs of purchases of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1995 were
:


U.S. Government ObligationsOther SecuritiesPortfolioBond$11,157,344$136,176,7 53Money MarketStock Index68,339,205Total Return8,208,33819,566,200U.S.
Government Securities114,287,767Zero-Coupon 1995 Treasury	The proceeds from
sales of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1995 were:

U.S. Government ObligationsOther SecuritiesPortfolioBond$15,200,938$121,776, 769Money MarketStock Index31,326,188Total Return8,218,54511,576,639U.S. Government Securities112,062,747Zero-Coupon 1995 Treasury273,539
5.  UNREALIZED APPRECIATION (DEPRECIATION)     Gross unrealized appreciation
(depreciation) of securities is as follows as of December 31, 1995:
  U.S.MONEYSTOCKTOTALGOVERNMENTBONDMARKETINDEXRETURNSECURITIESPORTFOLIO
PORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOGross appreciation$2,049,529$$210,379,789
$7,569,453$2,753,968Gross depreciation(917,643)(16,641,89
AUDITORS' REPORTTo the Board of Directors and Stockholders of  Maxim Series
 Fund, Inc.:We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Corporate Bond Portfolio, Small-Cap Index Portfolio, and Small-Cap Value Portfolio, of Maxim Series Fund, Inc., as of December 31, 1995, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated. Th esponsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custod es made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Corporate Bond Portfolio, Small-Cap Index Portfolio, and Small-Cap Value Portfolio, of
 Maxim Series Fund, Inc., at December 31, 1995 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles.



January 31, 1996

MAXIM SERIES FUND, INC.STATEMENT OF ASSETS AND LIABILITIESDECEMBER 31, 1995
   <
              CORPORATESMALL-CAPSMALL-CAPBONDINDEXVALUEPORTFOLIOPORTFOLIO
PORTFOLIOASSETS:
Investments at value:    Short-term investments$2,439,000$759,000$2,757,130
  Bonds38,110,003    Common stocks50,503,09219,091,240    Preferred stocks
4,382,097       Total Investments (cost $41,370,796; $44,793,023; $20,865,092
)44,931,10051,262,09221,848,370Cash318,202233,31185,065Dividends and interest r eceivable 743,04361,84328,078Receivables for securities sold502,60878,263
Total assets46,494,95351,635,50921,961,513 LIABILITIES:Due to the Great-West
Life Assurance Company33,00425,22522,623Payable for
610,284$20,769,579NET ASSETS REPRESENTED BY:  Capital stock, $.10 par value$3
,951,786$4,418,799$1,946,739  Additional paid-in capital38,018,10040,722,
41617,839,562  Net unrealized appreciation on investments3,608,0966,469,
069983,278  Net unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies(47,792)NET ASSETS$45,530,190$51
,610,284$20,769,579NET ASSET VALUE PER OUTSTANDING SHARE$1.1521$1.1680$1.0669
SHARES OF CAPITAL STOCK:  Authorized100,000,000100,000,000100,
MAXIM SERIES FUND, INC.STATEMENT OF OPERATIONSYEAR ENDED DECEMBER 31, 1995
   CORPORATESMALL-CAPSMALL-CAPBONDINDEXVALUEPORTFOLIOPORTFOLIOPORTFOLIO
INVESTMENT INCOME:    Interest$2,301,676$66,729$76,695    Dividends158,941516
,671499,284    Less:  Foreign withholding tax(3,177)(39)      Total income
2,457,440583,361575,979  EXPENSES:     Salaries
41,083     Legal766     Directors' fees99     Accounting7,000     Bank and
custodial fees26,134     Other expenses2,792     Management fee250,744218,
365148,789      Total expenses250,744218,365226,663  Less amount paid by The
Great-West Life Assurance Company  25,798      Net expenses250,744218,365200,
865NET INVESTMENT INCOME2,206,696364,996375,114REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
  Net short-term realized gain on investments616,541409,026646,979  Net long-
term realized gain on investments 154,5311,054,463348,951  Change in net unrealized appreciation on investments3,834,6956,611,525962,763  Change in
net unrealized appreciation on translation of    assets and liabilties d
enominated in foreign currencies49,750    Net change in realized and u
nrealized appreciation on investments4,655,5178,075,0141,958,693NET INCREASE I
N NET ASSETS RESULTING FROM OPERATIONS$6,862,213$8,440,010$2,333,80
MAXIM SERIES FUND, INC.STATEMENTS OF CHANGES IN NET ASSETSPERIODS ENDED
DECEMBER 31, 1995 AND 1994
                                                 CORPORATE SMALL-CAPSMALL-
CAPBONDINDEXVALUEPORTFOLIOPORTFOLIOPORTFOLIO199519941995199419951994INCREASE  I
N  NET ASSETS:(A)OPERATIONS:   Net investment income$2,206,696$184,870$364,
996$165,121$375,114$50,051  Net short-term realized gain616,541409,026646,979
  Net long-term realized gain (loss)154,531(40,196)1,054,4
,525(219,572)962,763
(72,982)  Change in net unrealized appreciation    (depreciation) on
translation of assets    and liabilities denominated in foreign currencies49,
750(97,542)Net increase (decrease) in net assets    resulting from operations
6,862,213(179,467)8,440,010(428,730)2,333,807(22,931)DISTRIBUTIONS TO
SHAREHOLDERS:  From net investment income and    net short-term realized
gains(2,823,237)(184,870)(774,022)(165,121)(1,022,093)(50,051)  From net long
-term realized gains(114,335)(679,942)(348,951)      Total distributi
s of shares37,824,38315,541,10531,434,08521,377,07314,092,1288,484,333
Reinvestment of distributions2,937,572184,8701,453,964165,1211,371,04450,051
 Cost of shares redeemed(12,869,601)(1,648,443)(10,600,755)(4,548,115)(5,378,
204)(1,747,436)    Net increase in net assets    resulting from share
transactions27,892,35414,077,53222,287,29416,994,07910,084,9686,786,948
Total increase in net assets31,816,99513,713,19529,273,34016,400,22811,047,
7316,713,966NET ASSETS:  Beginning of period13,713,19522,336,944
48OTHER INFORMATION:SHARES:  Sold34,494,32815,602,24929,228,48322,087,24713,
586,7538,571,447  Issued in reinvestment of distributions2,638,196189,7781,
265,868172,6451,299,09550,404  Redeemed(11,728,418)(1,678,271)(9,719,341)
(4,717,827)(5,165,741)(1,786,415)  Net increase25,404,10614,113,75620,775,
01017,542,0659,720,1076,835,436(A)  The portfolio commenced operations on
November 1, 1994.See notes to financial statements.
MAXIM SERIES FUND, INC. CORPORATE BOND PORTFOLIOFINANCIAL HIGHLIGHTSSelected
data for a share of capital stock of the portfolio for the periods ended
December 31, 1995 and 1994 is as follows:          Period Ended December 31,
19951994(A)Net Asset Value, Beginning of Period$0.9716$1.0000Income From
Investment OperationsNet investment income0.08420.0137Net short-term realized gain0.0159Net long-term realized and unrealized gain (loss)0.1835(0.0284)
Total Income (Loss) From Investment Operations0.2836(0.0147)Le
-term realized gains(0.0030)Total Distributions(0.1031)(0.0137)Net Asset
Value, End of Period$
1.1521$0.9716Total Return30.19%(1.47)%Net Assets, End of Period$45,530,190$13
,713,195Ratio of Expenses to Average Net Assets0.90%1.08% *Ratio of Net
Investment Income to Average Net Assets7.89%8.64% *Portfolio Turnover Rate
24.70%9.45%*  Annualized(A)  The portfolio commenced operations on November 1
, 1994.(Continued)
MAXIM SERIES FUND, INC.SMALL-CAP INDEX PORTFOLIOFINANCIAL HIGHLIGHTSSelected d
ata for a share of capital stock of the portfolio for the periods ended
December 31, 1995, 1994, and 1993 isas follows:   Period Ended December 31,
199519941993(A)Net Asset Value, Beginning of Period$0.9540$1.0112$1.0000
Income From Investment OperationsNet investment income0.01020.00970.0009Net short-term realized gain0.0095Net long-term realized and unrealized gain
(loss)0.2298(0.0572)0.0112Total Income (Loss) From Investment Oper
0.0197)(0.0097)(0.0009)From net long-term realized gains(0.0158)Total
Distributions(0.0355)(0.0097)(0.0009)Net Asset Value, End of Period$1.1680$0.
9540$1.0112Total Return
26.24%(4.69)%1.21%Net Assets, End of Period$51,610,284$22,336,944$5,936,716
Ratio of Expenses to Average Net Assets0.60%0.60%0.60%*Ratio of Net
Investment Income to Average Net Assets1.00%1.20%1.24%*Portfolio Turnover
Rate30.17%53.44%0.72%*  Annualized(A)  The portfolio commenced operations on
December 1, 1993.(Continued)
MAXIM SERIES FUND, INC.SMALL-CAP VALUE PORTFOLIOFINANCIAL HIGHLIGHTSSelected
data for a share of capital stock of the portfolio for the periods ended
December 31, 1995, 1994, and 1993is as follows:   Period Ended December 31,
199519941993(A)Net Asset Value, Beginning of Period$0.9974$1.0330$1.0000
Income From Investment OperationsNet investment income0.02860.00680.0012Net short-term realized gain0.0350Net long-term realized and unrealized gain
(loss)0.0884(0.0356)0.0330Total Income (Loss) From Investment Oper
 .0636)(0.0068)(0.0012)From net long-term realized gains(0.0189)Total
Distributions(0.0825)(0.0068)(0.0012)Net Asset Value, End of Period$1.0669$0.
9974$1.0330Total Return15.51%(2.78)%3.42%
Net Assets, End of Period$20,769,579$9,721,848$3,007,882Ratio of Expenses to
Average Net Assets1.35% #1.33 % #1.33%*#Ratio of Net Investment Income to
Average Net Assets2.51%0.80%1.52%*Portfolio Turnover Rate17.78%16.81%0.00%*
 Annualized(A)  The portfolio commenced operations on December 1, 1993.#
Percentages are shown net of expenses reimbursed by The Great-West Life
Assurance Company.
(Concluded)
    MAXIM SERIES FUND, INC.NOTES TO FINANCIAL STATEMENTSYEARS ENDED DECEMBER
31, 1995 AND 19941.	HISTORY OF THE FUND	Maxim Series Fund, Inc. (the Fund) is
 a Maryland corporation organized on December 7, 1981 as an open-end management investment company.  Interests in the Corporate Bond, Small-Cap
Index, and Small-Cap Value portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund.  Shares of the Fund are sold only to Maxim Series Account, FutureFunds Series Account,
Company (the Company), to fund benefits under variable annuity contracts and variable life insurance policies issued by the Company and to the TNE Series
(k) Account of The New England Mutual Life Assurance Company ("TNE") to fund benefits under variable annuity contracts issued by TNE.  The shares are sold at a price equal to the respective net asset value per share of each class of shares.

	Initial capitalization of $100,000 for the Fund was received on February 25,
 1982 from the parent of the Company, The Great-West Life Assurance Company
(Great-West).  In conjunction with the addition of the Small-Cap Index and S mall-Cap Value Portfolios, additional capitalization of $5,000,000 and $2,500,
000, respectively, was received on December 1, 1993.  At December 31, 1995,
Great-West's investment in the Portfolios totaled $8,992,854.

2.	SIGNIFICANT ACCOUNTING POLICIES

	The preparation of financial statements in conformity with generally a ccepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

	The following is a summary of the significant accounting policies of the Fund:

	Dividends

	Dividends from investment income of the Corporate Bond Portfolio are declared and reinvested monthly. Dividends from investment income of the Small-Cap Index, and Small-Cap Value portfolios are declared and reinvested quarterly. Dividends from capital gains of all portfolios are declared and reinvested annually.

	Security Transactions

	Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.  The cost of investments sold is determined on the basis of the First-in, First-out method
 (FIFO).


	Security Valuation

	Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

	Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.


	Federal Income Taxes

	For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue
Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

	Foreign Currency Translation

	The accounting records of the Corporate Bond Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

	The Corporate Bond Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

	Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Corporate Bond Portfolio, and the U.S.
dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fi

3.	INVESTMENT ADVISORY AGREEMENT

	The Fund has entered into an investment advisory agreement with Great-West.
 As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Small-Cap Index Portfolio, .90% of the average daily net assets of the Corporate Bond Portfolio, and 1.00% of the average net assets of the Small-Cap Value Portfolio.  The Fund pays all expenses incurred in its o peration.  However, Great-West pays any expenses of the F
he Small-Cap Value portfolio.

4.	PURCHASES AND SALES OF SECURITIES

	Costs of purchases of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1995 were:

U.S. Government ObligationsOther SecuritiesPortfolioCorporate Bond$1,636,016
$29,754,601Small-Cap Index31,664,093Small-Cap Value11,472,425	The proceeds
from sales of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1995 were:

U.S. Government ObligationsOther SecuritiesPortfolioCorporate Bond$487,188$6,
144,641Small-Cap Index10,749,889Small-Cap Value2,437,856
5.  UNREALIZED APPRECIATION (DEPRECIATION)     Gross unrealized appreciation
(depreciation) of securities is as follows as of December 31, 1995:
             CORPORATESMALL-CAPSMALL-CAPBONDINDEXVALUEPORTFOLIOPORTFOLIO
PORTFOLIO Gross appreciation$4,323,979$9,425,691$2,474,596Gross depreciation
(763,675)(2,956,622)(1,491,318)Net unrealized appreciation$3,560,304$6,469,
069$983,278    INDEPENDENT AUDITORS' REPORTTo the Board of Directors and Stockholders of Maxim Series Fund, Inc.:We have audited the ional Equity Portfolio, INVESCO ADR Portfolio, INVESCO Small-Cap Growth Portfolio, Mid-Cap Portfolio, and T. Rowe Price Equity/Income Portfolio, of Maxim Series Fund, Inc., as of December 31, 1995, the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the
 Fund's management.  Our responsibility is to express an opinion

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custod es made by management, as well as evaluating the overall financial statement p resentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the International Equity Portfolio, INVESCO ADR Portfolio, INVESCO Small-Cap Growth Portfolio, Mid-Cap Portfolio, and T. Rowe Price Equity/Income Portfolio, of Maxim Series Fund, Inc., at December 31, 1995 and the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted


January 31, 1996

MAXIM SERIES FUND, INC.STATEMENT OF ASSETS AND LIABILITIESDECEMBER 31, 1995
                INVESCOINTERNATIONALINVESCOSMALL-CAPT. ROWE PRICEEQUITYADR
GROWTHMID-CAPEQUITY/INCOMEPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOASSETS
:Investments at value:    Short-term investments$8,074,526$$948,441$5,710,000
$1,459,989    Bonds651,959446,067    Common stocks45,759,4762,643,4375,426,
319142,254,1868,918,226    Preferred stocks206,080       Total Investments (
cost $51,596,508; $2,346,649; $5,594,219;54,692,0412,643
s and interest receivable 80,7063421,57810,19836,268Receivables for
securities sold273,623    Total assets55,094,7362,685,3116,390,790148,818,
10710,958,733 LIABILITIES:Due to the Great-West Life Assurance Company67,
9263,3425,610132,2038,538Payable for securities purchased9,142175,698Other
liabilities (See Note 6)246,012    Total liabilities77,0683,3425,610553,9138,
538NET ASSETS$55,017,668$2,681,969$6,385,180$148,264,194$10,950,195NET ASSETS
 REPRESENTED BY:  Capital stock, $.10 par value$4,828,030$238,298$50 unrealized appreciation on investments1,996,348296,788780,54124,835,6351,349
,418  Accumulated undistributed net realized (loss) on investments(15,301)
Net unrealized appreciation on translation of assets and    liabilities
denominated in foreign currencies1,099,1856,357353NET ASSETS$55,017,668$2,681
,969$6,385,180$148,264,194$10,950,195NET ASSET VALUE PER OUTSTANDING SHARE$1.
1395$1.1255$1.2734$1.3538$1.2633 SHARES OF CAPITAL STOCK:  Authorized100,000,000
100,000,000100,000,000200,000,000100,000,000  Outstan
MAXIM SERIES FUND, INC.STATEMENT OF OPERATIONSYEAR ENDED DECEMBER 31, 1995
            INVESCOINTERNATIONALINVESCOSMALL-CAPT. ROWE PRICEEQUITYADRGROW
THMID-CAPEQUITY/INCOMEPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOINVESTMENT
 INCOME:    Interest$459,836$5,859$49,398$579,210$81,382    Dividends1,158,
22361,59011,743802,195165,372    Less:  Foreign withholding tax(155,368)
(7,733)(19,011)(968)      Total income1,462,69159,71661,1411,362,394245,786
EXPENSES:     Salaries76,55717,68819,660
107,23022,092     Legal7,04165966124,911666     Directors' fees301152572938
   Accounting17,5007,0007,00010,0007,000     Bank and custodial fees107,46813
,55020,41352,18523,273     Other expenses29,5089211,32618,2183,974
Management fee459,10422,37534,5001,049,33344,411      Total expenses697,47962
,20883,5851,262,606101,454  Less amount paid by The Great-West Life Assurance
 Company8,82228,64643,637
47,58948,716      Net expenses688,65733,56239,9481,215,01752,738NET
INVESTMENT INCOME774,03426,15421,193147,377193,048REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:  Net short-term realized gain (loss) on investments165,705(15,301)131,9443,195,19143,673  Net long-term realized gain on investments40,46980,2341,685,83012,442  Change in net unrealized appreciation on investments2,053,649325,054769,59622,738,3691,387,991  Change
in net unrealized appreciation (depreciation) on translation of    assets and
 appreciation on investments3,261,703309,753981,77427,606,9851,444,459NET
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS$4,035,737$335,907$1,002,967$
27,754,362$1,637,507See notes to financial statements.
MAXIM SERIES FUND, INC.STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED
 DECEMBER 31, 1995 AND 1994               INVESCOINTERNATIONALINVESCOSMALL-
CAPEQUITYADRGROWTHPORTFOLIOPORTFOLIOPORTFOLIO199519941995199419951994INCREASE
  IN  NET ASSETS:(A)(A)OPERATIONS:  Net investment income$774,034$147,092$26,
154$5,100$21,193$6,041  Net short-term realized gain165,705131,944  Net long-
term realized gain (loss)40,469(40,469)(15,301)80,234  Change in net
unrealized appreciation    (depreciation) on investments2,053,649(13
 liabilities    denominated in foreign currencies1,001,880143,796      Net
increase (decrease) in net assets      resulting from operations4,035,737113,
043335,907(23,166)1,002,96716,986DISTRIBUTIONS TO SHAREHOLDERS:  From net
investment income and    net short-term realized gains(939,740)(147,092)
(26,154)(5,100)(153,137)(6,041)  From net long-term realized gains(80,234)
   Total distributions(939,740)(147,092)(26,154)(5,100)(233,371)(6,041)SHARE
TRANSACTIONS:  Net proceeds from sales of shares41,959,80831
16,041  Cost of shares redeemed(23,158,826)(2,136,767)(192,399)(772,596)
Net increase in net assets    resulting from share transactions19,740,72229,
088,960395,3822,005,1003,593,2042,011,435      Total increase in net assets22,
836,71929,054,911705,1351,976,8344,362,8002,022,380NET ASSETS:  Beginning of
period32,180,9493,126,0381,976,8342,022,380  End of period$55,017,668$32,180,
949$2,681,969$1,976,834$6,385,180$2,022,380OTHER INFORMATION:SHARES:
 Sold38,071,65728,925,433533,0222,000,0003,445,8872,005,523
5,170)(180,329)(627,862)(2)  Net increase18,129,53427,058,776377,8092,005,
1733,002,8402,011,529(A)  The portfolio commenced operations on November 1,
1994.See notes to financial statements.(Continued)
MAXIM SERIES FUND, INC.STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED
DECEMBER 31, 1995 AND 1994      T. ROWE PRICEMID-CAPEQUITY/INCOMEPORT
FOLIOPORTFOLIO1995199419951994INCREASE  IN  NET ASSETS:(A)(B)OPERATIONS:  Net
 investment income$147,377$209,756$193,048$13,097  Net short-term realized gain3,195,19143,673  Net long-term realized gain (loss)1,685,830(1,053,798)12
,442(1,177)  Change in net unrealized appreciation (depreciation)    on
investments22,738,3692,097,2661,387,991(38,238)  Change in net unrealize
es(12,405)18,762353(335)      Net increase (decrease) in net assets resulting
 from operations27,754,3621,271,9861,637,507(26,653) DISTRIBUTIONS TO
SHAREHOLDERS:  From net investment income and net short-term realized gains
(3,342,569)(209,756)(236,721)(13,097)  From net long-term realized gains
(632,032)(11,265)      Total distributions(3,974,601)(209,756)(247,986)
(13,097)SHARE TRANSACTIONS:  Net proceeds from sales of shares59,307,86082,
620,2838,115,3202,138,444  Reinvestment of distributions3,974,601209,756
ts resulting from     share transactions43,395,77980,026,4247,450,3722,150,
052      Total increase in net assets67,175,54081,088,6548,839,8932,110,302
NET ASSETS:  Beginning of period81,088,6542,110,302  End of period$148,264,
194$81,088,654$10,950,195$2,110,302OTHER INFORMATION:
SHARES:  Sold49,654,23876,124,6407,059,8852,140,452  Issued in reinvestment of distributions2,954,014193,900207,20213,357  Redeemed(16,792,730)(2,621,138
)(751
,198)(1,536)  Net increase35,815,52273,697,4026,515,8892,152,273(A)  The portfolio commenced operations on January 3, 1994.(B)  The portfolio commenced operations on November 1, 1994.See notes to financial statements.
(Concluded)
MAXIM SERIES FUND, INC.INTERNATIONAL EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1995, 1994, and 1993is as follows:   Period Ended December
 31,199519941993(A)Net Asset Value, Beginning of Period$1.0673$1.0110$1.0000
Income From Investment OperationsNet investment income0.01900.00490.0009Net short-term realized gain0.0034Net long-term realized and unrealized gain0.
07220.05630.0110Total Income From Investment Operations0.09
49)(0.0009)Total Distributions(0.0224)(0.0049)(0.0009)Net Asset Value, End of
 Period$1.1395$1.0673$1.0110Total Return8.93%6.06%1.19%Net Assets, End of
Period$55,017,668$32,180,949$3,126,038Ratio of Expenses to Average Net Assets
1.50% #1.49% #1.48%*#Ratio of Net Investment Income to Average Net Assets1.70
%1.25%1.09%*Portfolio Turnover Rate20.28%11.49%0.00%*  Annualized(A)  The
portfolio commenced operations on December 1, 1993.#  Percentages are shown net of expenses reimbursed by The Great-West Life Assuran
MAXIM SERIES FUND, INC.INVESCO ADR PORTFOLIOFINANCIAL HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the periods ended December
 31, 1995 and 1994 is as follows:   Period Ended December 31,19951994(A)Net
Asset Value, Beginning of Period$0.9859$1.0000Income From Investment
OperationsNet investment income0.01200.0026Net realized and unrealized gain
(loss)0.1396(0.0141)Total Income (Loss) From Investment Operations0.1516
(0.0115)Less DistributionsFrom net investment income(0.0120)(0.00
)%Net Assets, End of Period$2,681,969$1,976,834Ratio of Expenses to Average
Net Assets1.50% #1.50% * #Ratio of Net Investment Income to Average Net
Assets1.17%1.56% *Portfolio Turnover Rate5.88%2.42%*  Annualized(A)  The
portfolio commenced operations on November 1, 1994.#  Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company.(Continued)
MAXIM SERIES FUND, INC.INVESCO SMALL-CAP GROWTH PORTFOLIOFINANCIAL
HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the periods ended December 31, 1995 and 1994 is as follows:      Period Ended
December 31,19951994(A)Net Asset Value, Beginning of Period$1.0054$1.0000
Income From Investment OperationsNet investment income0.00690.0030Net short-
term realized gain0.0272Net long-term realized and unrealized gain0.28460.00
54Total Income From Investment Operations0.31870.0084Less Distributi
(0.0341)(0.0030)From net long-term realized gains(0.0166)Total Distributions
(0.0507)(0.0030)Net Asset Value, End of Period$1.2734$1.0054Total Return31.79
%0.84%Net Assets, End of Period$6,385,180$2,022,380Ratio of Expenses to
Average Net Assets1.10% #1.08% * #Ratio of Net Investment Income to Average
Net Assets0.58%1.86% *Portfolio Turnover Rate266.64%0.00%*  Annualized(A)
The portfolio commenced operations on November 1, 1994.#  Percentages are shown net of expenses reimbursed by The Great-West Life Assura
MAXIM SERIES FUND, INC.MID-CAP PORTFOLIOFINANCIAL HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the periods ended December 31,
 1995 and 1994 is as follows:      Period Ended December 31,19951994Net Asset
 Value, Beginning of Period$1.1003$1.0000Income From Investment OperationsNet
 investment income0.00180.0076Net short-term realized gain0.0299Net long-term realized and unrealized gain0.25940.1003Total Income From Investment
Operations0.29110.1079Less DistributionsFrom net investme
 Distributions(0.0376)(0.0076)Net Asset Value, End of Period$1.3538$1.1003
Total Return26.50%10.86%Net Assets, End of Period$148,264,194$81,088,654Ratio
 of Expenses to Average Net Assets1.10% #1.07% #Ratio of Net Investment
Income to Average Net Assets0.13%1.26%Portfolio Turnover Rate167.21%166.12%#
 Percentages are shown net of expenses reimbursed by The Great-West Life
Assurance Company.
(Continued)
MAXIM SERIES FUND, INC. T. ROWE PRICE EQUITY/INCOME PORTFOLIOFINANCIAL
HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the periods ended December 31, 1995 and 1994 is as follows:      Period Ended
December 31,19951994(A)Net Asset Value, Beginning of Period$0.9805$1.0000
Income From Investment OperationsNet investment income0.03450.0061Net short-
term realized gain0.0051Net long-term realized and unrealized gain (loss)0.
2841(0.0195)Total Income (Loss) From Investment Operations0.3237(
 net long-term realized gains(0.0013)Total Distributions(0.0409)(0.0061)Net
Asset Value, End of Period$1.2633$0.9805Total Return33.42%(1.34)%Net Assets,
End of Period$10,950,195$2,110,302Ratio of Expenses to Average Net Assets0.95
% #0.95% * #Ratio of Net Investment Income to Average Net Assets3.46%3.90%
*Portfolio Turnover Rate14.00%2.74%*  Annualized(A)  The portfolio commenced operations on November 1, 1994.#  Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company.(Concl
    MAXIM SERIES FUND, INC.NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1995 AND 1994

1.	HISTORY OF THE FUND

	Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the International Equity, INVESCO ADR, INVESCO Small-Cap Growth, Mid-Cap, and
 T. Rowe Price Equity/Income portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to Maxim Series Account, FutureFunds Series Account, and FutureFund s Series Account II of Great-West Life & Annuity Insu e policies issued by the Company. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

	Initial capitalization of $100,000 for the Fund was received on February 25,
 1982 from the parent of the Company, The Great-West Life Assurance Company
(Great-West).  In conjunction with the addition of the INVESCO ADR, INVESCO
Small-Cap Growth, and T. Rowe Price Equity/Income portfolios, additional capitalization of $2,000,000, respectively, for each Portfolio, was received on November 1, 1994.  At December 31, 1995, Great-West's investment in the
Portfolios totaled $7,573,511.

2.	SIGNIFICANT ACCOUNTING POLICIES

	The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

	The following is a summary of the significant accounting policies of the Fund:

	Dividends

	Dividends from investment income of all portfolios are declared and r einvested quarterly. Dividends from capital gains of all portfolios are declared and reinvested annually.

	Security Transactions

	Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.  The cost of investments sold is determined on the basis of the First-in, First-out method
 (FIFO).

	Security Valuation

	Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

	Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.


	Foreign Currency Translation

	The accounting records of the International Equity, Mid-Cap, and T. Rowe Price Equity/Income Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are t ranslated into U.S. dollars at the exchange rate on the dates of the transactions.

	The International Equity, Mid-Cap, and T. Rowe Price Equity/Income Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

	Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the International Equity, Mid-Cap, and T. Rowe
Price Equity/Income Portfolios, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liab
te.

	Federal Income Taxes

	For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue
Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.	INVESTMENT ADVISORY AGREEMENT

	The Fund has entered into an investment advisory agreement with Great-West.
 As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .80% of the average daily net a
ssets of the T. Rowe Price Equity/Income Portfolio, .95% of the average daily net assets of the INVESCO Small-Cap Growth and Mid-Cap Portfolios, and 1.00%
of the average net assets of the International Equity and INVESCO ADR
Portfolios.  The Fund pays all expenses incurred in its o
 of 1.50%, 1.50%, 1.10%, 1.10%, and .95% of the average daily net assets of the  International Equity, INVESCO ADR, INVESCO Small-Cap Growth, Mid-Cap,
and T. Rowe Price Equity/Income Portfolios, respectively.

4.	PURCHASES AND SALES OF SECURITIES

	Costs of purchases of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1995 were:

U.S. Government ObligationsOther SecuritiesPortfolioInternational Equity
26,386,760INVESCO ADR803,975INVESCO Small-Cap Growth10,734,555Mid-Cap229,259,
689T. Rowe Price Equity/Income125,5746,629,431
	The proceeds from sales of U.S. Government obligations and other securities, excluding short-term securities, during the year ended December 31, 1995 were:

U.S. Government ObligationsOther SecuritiesPortfolioInternational Equity7,392
,315INVESCO ADR124,464INVESCO Small-Cap Growth7,607,191Mid-Cap168,553,807T.
Rowe Price Equity/Income655,5205.	UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation (depreciation) of securities is as follows as of December 31, 1995:T. ROWEINVESCOPRICEINTERNATIONALINVESCOSMALL-CAPEQUITY/
EQUITYADRGROWTHMID-CAPINCOMEPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIO
Gross appreciation$6,168,871$339,379$869,759$26,857,695$1,37
$296,788$780,541$24,841,992$1,349,7716.	FORWARD FOREIGN CURRENCY CONTRACTS
The following forward foreign currency contracts were held at December 31, 1995:

	MID-CAP PORTFOLIO
NetUnrealizedDelivery ValueSettlementGain (Loss)Sales(Local Currency)Date
(USD)OpenBritish Pound590,00024-Jan-9628,808Swedish Krona5,020,00008-Feb-96
(69,846)British Pound45,00008-Feb-961,983British Pound475,00022-Feb-96(928)
Unrealized Loss - December 31, 1995(39,983)Closed-Not SettledBritish Pound245
,12524-Jan-966,422Finnish Markka2,930,62524-Jan-96(10,968)Swedish Krona19,984
,60024-Jan-96(72,561)Finnish Markka1,400,00025-Jan-96(812)Swedish Krona12,000
,00008-Feb-96(151,245)Finnish Markka3,370,00008-Feb-9612,8
)Realized Loss - Payable to Broker December 31, 1995(206,029)Total Liability(
246,012)    INDEPENDENT AUDITORS' REPORTTo the Board of Directors and Stockholders of
  Maxim Series Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Foreign Equity Portfolio, Growth Index Portfolio, Investment Grade Corporate Bond Portfolio, Short-Term
 Maturity Bond Portfolio, Small-Cap Aggressive Growth Portfolio, U.S. Government Mortgage Securities Portfolio, and the Value Index Portfolio, of M axim Series Fund, Inc., as of December 31, 1995, the related statement of operations for the periods indicated and the statements of changes in n he financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custod
 . An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Foreign Equity Portfolio, Growth Index Portfolio, Investment Grade Corporate Bond Portfolio, Short-Term Maturity Bond Portfolio, Small-Cap Aggressive Growth Portfolio, U.S. Government Mortgage Securities Portfolio, and the Value Index
 Portfolio, of Maxim Series Fund, Inc., at December 31, 1995 and the results of their operations, the changes in their net assets and the f ghts for each of the periods indicated, in conformity with generally accepted accounting principles.




January 31, 1996


MAXIM SERIES FUND, INC.STATEMENT OF ASSETS AND LIABILITIESDECEMBER 31, 1995
                     INVESTMENTU.S.GRADESHORT-TERMSMALL-CAPGOVERNMENT
FOREIGNGROWTHCORPORATEMATURITYAGGRESSIVEMORTGAGEVALUEEQUITYINDEXBONDBONDGROWTH
SECURITIESINDEXPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIO
PORTFOLIOASSETS:Investments at value:    Short-term investments$2,422,000$1,
266,000$918,000$629,815$4,712,173$14,066,008$881,000    Bonds92,137,14615,507
,010126,734,697    Common stocks61,591,88843,075,31823,701,72963,89
red stocks291,238         Total investments (cost $59,893,337;
  $36,503,225; $90,769,949; $16,049,029;       $25,552,213; $135,693,195;
$54,541,796)64,305,12644,341,31893,055,14616,136,82528,413,902140,800,70564,
777,683Cash521,806311,034158,603299,994198,776148,789322,184Dividends and
interest receivable 60,64071,8052,044,409279,20229,6041,107,968122,518
Receivables for securities sold310,1805,393       Total Assets64,887,57244,
724,15795,258,15816,716,02128,952,462142,062,85565,222,385 LIABILITIES:Due t
t Life Assurance Company80,07621,50347,7546,61429,88064,78031,787Payables for
 securities purchased403,6281,187,3551,090,737327,97112,448,3956,700
Total Liabilities483,7041,208,85847,7541,097,351357,85112,513,17538,487NET
ASSETS$64,403,868$43,515,299$
95,210,404$15,618,670$28,594,611$129,549,680$65,183,898NET ASSETS REPRESENTED
 BY:  Capital stock, $.10 par value$6,524,441$3,233,263$7,234,431$1,547,661$2
,463,974$10,991,694$5,164,102  Additional paid-in capital57,090,60532,443,
94385,690,77613,983,21323,290,613117,001,23349,783,909  Net unrealized appreciation on investments6,205,4537,838,0932,285,19787,7962,861,6895,107,
51010,235,887  Undistributed net investment income(395,257)(21,665)
Accumulated undistributed net realized (loss) on investments(3,227,71
Net unrealized (depreciation) on translation of    assets and liabilities
denominated in foreign currencies(1,793,664)NET ASSETS$64,403,868$43,515,299
$95,210,404$15,618,670$28,594,611$129,549,680$65,183,898NET ASSET VALUE PER
OUTSTANDING SHARE$0.9871$1.3459$1.3161$1.0092$1.1605$1.1786$1.2623SHARES OF
CAPITAL STOCK:  Authorized100,000,000100,000,000100,000,000100,000,000100,000
,000200,000,000100,000,000  Outstanding65,244,41232,332,63372,344,31315,476,
60724,639,748109,916,94651,641,022See notes to financial
MAXIM SERIES FUND, INC.STATEMENT OF OPERATIONSYEAR ENDED DECEMBER 31, 1995<
INVESTMENTU.S.GRADESHORT-TERMSMALL-CAPGOVERNMENTFOREIGNGROWTHCORPORATE
MATURITYAGGRESSIVEMORTGAGEVALUEEQUITYINDEXBONDBONDGROWTHSECURITIESINDEX
PORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIOINVESTMENT
INCOME:(A)    Interest$192,989$49,716$5,846,574$217,917$179,698$8,393,566$54,
959    Dividends1,273,264452,506216,0951,473,456    Less:  Foreign
wi
thholding tax(196,725)
(587)(21)        Total income1,269,528502,2225,846,574217,917395,2068,393
,5661,528,394EXPENSES:    Salaries98,83235,431    Legal8,7422,453
Directors' fees379135    Accounting17,5007,000    Bank and custodial
 fees133,40442,984    Other expenses33,6244,780    Management fee581,443172,
719511,00122,401202,999679,091264,392        Total expenses873,924172,719511,
00122,401295,782679,091264,392    Less amount paid by The Great-West Life
Assurance Company1,75931,883       Net expenses872,165172,719511,00122,4012
4,392NET INVESTMENT INCOME397,363329,5035,335,573195,516131,3077,714,4751,26
4,002REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:  Net short-term realized gain on investments120,810156,12620,2771,986,452275,426  Net long-
term realized gain (loss) on investments(2,577,673)209,5301,071,394306,4931,
854,410687,906  Change in net unrealized appreciation on investments6,430,
7067,560,9996,368,03487,7963,062,2516,454,89911,173,657  Change in net
unrealized (depreciation) on translation of     assets and liabiliti
in foreign currencies(974,267)  Net change in realized and unrealized
appreciation    on investments2,878,7667,891,3397,595,554108,0735,355,1968,
309,30912,136,989NET INCREASE IN NET ASSETSRESULTING FROM OPERATIONS$3,276,1
29$8,220,842$12,931,127$303,589$5,486,503$16,023,784$13,400,991(A)  The
 portfolio commenced operations on August 1, 1995.See notes to financial statements.
MAXIM SERIES FUND, INC.STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED
DECEMBER 31, 1995 AND 1994         SHORT-TERMFOREIGNINVESTMENT GRADEMATURITYE
QUITYGROWTH INDEXCORPORATE  BONDBONDPORTFOLIOPORTFOLIOPORTFOLIOPORTFOLIO1995
199419951994199519941995INCREASE  IN  NET ASSETS:(A)(B)OPERATIONS:  Net
investment income (loss)$397,363$(83,631)$329,503$130,081$5,335,573$3,559,613
$195,516  Net short-term realized gain120,810156,12620,277  Net long-term realized gain (loss)(2,577,673)(650,036)209,530(32,255)1,071,394(1 ge in net unrealized appreciation (depreciation)6,430,706(225,253)7,560,99925
6,4916,368,034(4,500,008)87,796  Change in net unrealized (depreciation) on t
ranslation    of assets and liabilities denominated in foreign currencies
(974,267)(819,397)      Net increase (decrease) in net assets resulting from
operations3,276,129(1,778,317)8,220,842354,31712,931,127(2,011,791)303,589
DISTRIBUTIONS TO SHAREHOLDERS:  From net investment income and net short-term realized gains(708,989)(450,313)(130,081)(5,491,699)(3,5
)  From net long-term realized gains(177,275)      Total distributions
(708,989)(627,588)(130,081)(5,491,699)(3,559,613)(215,793)SHARE TRANSACTIONS:
  Net proceeds from sales of shares55,447,68850,027,05733,310,88713,394,43249
,926,70946,506,35220,737,802  Reinvestment of distributions708,989627,588130,
0815,491,6993,559,613215,793  Cost of shares redeemed(37,080,562)(5,488,127)
(12,187,737)(2,677,358)(38,923,726)(36,803,563)(5,422,721)    Net increase in
 net assets resulting from     share transactions19,076,11
50,73810,847,15516,494,68213,262,40215,530,874      Total increase in net
assets21,643,25542,760,61329,343,99211,071,39123,934,1107,690,99815,618,670
NET ASSETS:  Beginning of period42,760,61314,171,3073,099,91671,276,29463,585
,296  End of period$64,403,868$42,760,613$43,515,299$14,171,307$95,210,404$71
,276,294$15,618,670OTHER INFORMATION: SHARES:
  Sold58,347,88850,746,71027,703,57013,471,24539,325,78537,262,50720,661,196
 Issued in reinvestment of distributions754,700484,476131,3564,299,3932,874,
412214,871  Redeemed(38,798,865)(5,806,021)(9,858,532)(2,679,632)(30,585,272)
(29,406,292)(5,399,460)  Net increase20,303,72344,940,68918,329,51410,922,969
13,039,90610,730,62715,476,607(A)  The portfolio commenced operations on
November 1, 1994.(B)  The portfolio commenced operations on August 1, 1995.
See notes to financial statements.(Continued)

MAXIM SERIES FUND, INC.STATEMENTS OF CHANGES IN NET ASSETSYEARS ENDED
DECEMBER 31, 1995 AND 1994         SMALL-CAPAGGRESSIVEU.S. GOVERNMENT
GROWTHMORTGAGE SECURITIESVALUE INDEXPORTFOLIOPORTFOLIOPORTFOLIO199519941995
199419951994INCREASE IN  NET ASSETS:(A)OPERATIONS:  Net investment income
(loss)$131,307$(21,665)$7,714,475$4,813,188$1,264,002$492,154  Net short-term realized gain1,986,452275,426  Net long-term realized gain (loss)306,493(34,
886)1,854,410(5,363,917)687,906(3,625)  Change in net unrealized appre
se) in net assets resulting from operations5,486,503(257,113)16,023,784(1,823
,493)13,400,991(480,707)
DISTRIBUTIONS TO SHAREHOLDERS:  From net investment income and net short-term realized gains(2,117,759)(7,755,725)(4,813,188)(1,539,428)(492,154)  From
net long-term realized gains(271,607)(684,281)      Total distributions(2,389
,366)(7,755,725)(4,813,188)(2,223,709)(492,154)SHARE TRANSACTIONS:  Net
proceeds from sales of shares20,096,39014,726,85565,265,06960,931,19944,956,
48027,012,083   Reinvestment of distributions2,389,3667,755,7254,813,1882,223
,709492,154  Cost of shares redeemed(9,951,691)(1,506,333)
ansactions12,534,06513,220,52227,895,25522,970,16428,396,14222,246,193
Total increase in net assets15,631,20212,963,40936,163,31416,333,48339,573,
42421,273,332NET ASSETS:   Beginning of period12,963,40993,386,36677,052,
88325,610,4744,337,142  End of period$28,594,611$12,963,409$129,549,680$93,
386,366$65,183,898$25,610,474OTHER INFORMATION:SHARES:  Sold18,217,54214,873,8
2156,907,54253,274,07139,672,56727,194,586  Issued in reinvestment of distributions2,063,6966,748,8504,813,1881,841,181506,339  Redeeme
4,371,83720,317,58625,002,19822,352,356(A)  The portfolio commenced operations on November 1, 1994.See notes to financial statements.(Concluded)
MAXIM SERIES FUND, INC.FOREIGN EQUITY PORTFOLIOFINANCIAL HIGHLIGHTSSelected
data for a share of capital stock of the portfolio for the periods ended
December 31, 1995 and 1994 is as follows:   Period Ended December 31, 19951994
(A)Net Asset Value, Beginning of Period$0.9515$1.0000Income From Investment
OperationsNet investment income (loss)0.0073(0.0019)Net realized and unrealized gain (loss)0.0398(0.0466)Total Income (Loss) From Investment
Operations0.0471(0.0485)Less DistributionsFrom net investment income(0.0115)
Total Distributions(0.0115)Net Asset Value, End of Period$0.9871$0.9515Total R
eturn5.02%(4.85)%
Net Assets, End of Period$64,403,868$42,760,613Ratio of Expenses to Average
Net Assets1.50% #1.50% * #Ratio of Net Investment Income to Average Net
Assets0.69%(1.26)% *Portfolio Turnover Rate119.98%19.85%*  Annualized(A)
The portfolio commenced operations on November 1, 1994.#  Percentage is shown net of expenses reimbursed by The Great-West Life Assurance Company.
(Continued)
MAXIM SERIES FUND, INC.GROWTH INDEX PORTFOLIOFINANCIAL HIGHLIGHTSSelected
data for a share of capital stock of the portfolio for the periods ended
December 31, 1995, 1994, and 1993is as follows:         Period Ended December
 31,199519941993(A)Net Asset Value, Beginning of Period$1.0120$1.0064$1.0000
Income From Investment OperationsNet investment income0.01270.01330.0015Net short-term realized gain0.0038Net long-term realized and unrealized gain0.339
40.00560.0064Total Income From Investment Operations0.35590
0.0015)From net long-term realized gains(0.0055)Total Distributions(0.0220)(0
 .0133)(0.0015)Net Asset Value, End of Period$1.3459$1.0120$1.0064Total Return
35.29%1.93%.79%Net Assets, End of Period$43,515,299$14,171,307$3,099,916Ratio
 of Expenses to Average Net Assets0.60%0.60%0.59%*Ratio of Net Investment
Income to Average Net Assets1.15%1.57%1.98%*Portfolio Turnover Rate17.90%18.
50%0.06%*  Annualized(A) The portfolio commenced operations on December 1,
1993.
(Continued)
MAXIM SERIES FUND, INC.INVESTMENT GRADE CORPORATE BOND PORTFOLIOFINANCIAL
HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the periods ended December 31, 1995, 1994, 1993, and 1992 isas follows:
Period Ended December 31,1995199419931992(A)Net Asset Value, Beginning of
Period$1.2019$1.3090$1.2957$1.0000
Income From Investment OperationsNet investment income0.07940.06650.06910.005
8Net short-term realized gain0.0022Net long-term realized and unrealized gain
 (loss)0.1142(0.1071)0.04520.2957Total Income (Loss) From Investment
Operations0.1958(0.0406)0.11430.3015  Less DistributionsFrom net investment income andnet short-term realized gains(0.0816)(0.0665)(0.0686)(0.0058)
From net long-term realized gains(0.0324)Total Distributions(0.0816)(0.0665)(
0.1010)(0.0058)Net Asset Value, End of Period$1.3161$1.2019$1.3090$1.2957
Total Return16.71%(3.15)%8.95%29.57%Net Assets, End of Period$95,210,404$71,
276,294$63,585,296$49,607,522Ratio of Expenses to Average Net Assets0.60%0.60
%0.60%0.59%*Ratio of Net Investment Income to Average Net Assets6.30%5.37%5.13%
4.71%*Portfolio Turnover Rate159.21%51.66%151.14%23.91%*  Annualized(A)  The
portfolio commenced operations on November 1, 1992.(C
MAXIM SERIES FUND, INC.SHORT-TERM MATURITY BONDFINANCIAL HIGHLIGHTSSelected
data for a share of capital stock of the portfolio for the period ended
December 31, 1995 is as follows:   Period EndedDecember 31,1995(A)Net Asset
Value, Beginning of Period$1.0000Income From Investment OperationsNet
investment income0.0194Net short-term realized gain0.0013Net long-term realized and unrealized gain0.0092Total Income From Investment Operations0.0
299Less DistributionsFrom net investment income and net short-term real
Total Return3.02%Net Assets, End of Period$15,618,670Ratio of Expenses to
Average Net Assets0.53% *Ratio of Net Investment Income to Average Net Assets
4.61% *Portfolio Turnover Rate97.87%*  Annualized(A)  The portfolio commenced operations on August 1, 1995.(Continued)
MAXIM SERIES FUND, INC.SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO FINANCIAL
HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1995 and 1994 is asfollows:      Period EndedDecember 31
,19951994(A)Net Asset Value, Beginning of Period$0.9755$1.0000Income From
Investment OperationsNet investment income (loss)0.0075(0.0016)Net short-term realized gain0.0878Net long-term realized and unrealized gain (loss)0.1962(0
 .0229) Total Income (Loss) From Investment Operations0.2915(0.0245)Less
DistributionsFrom net investment income and net short-term re
End of Period$1.1605$0.9755Total Return29.96%(2.46)%Net Assets, End of
Period$28,594,611$12,963,409Ratio of Expenses to Average Net Assets1.30%
#1.26% * #Ratio of Net Investment Income to Average Net Assets0.65%(1.08)%
*Portfolio Turnover Rate99.48%8.84%*  Annualized(A)  The portfolio commenced o perations on November 1, 1994.#  Percentage is shown net of expenses reimbursed by The Great-West Life Assurance Company.(Continued)
MAXIM SERIES FUND, INC.U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIOFINANCIAL
 HIGHLIGHTSSelected data for a share of capital stock of the portfolio for the periods ended December 31, 1995, 1994, 1993, and 1992 is asfollows:
   Period Ended December 31,1995199419931992(A)Net Asset Value, Beginning of
Period$1.0917$1.1813$1.1503$1.0000Income From Investment OperationsNet
investment income0.07810.06200.07880.0029Net realized and unrealized gain
(loss)0.0869(0.0896)0.03150.1598Total Income (Loss) From Inve
(0.0788)(0.0029)From net realized gains(0.0005)(0.0095)Total Distributions(0.
0781)(0.0620)(0.0793)(0.0124)Net Asset Value, End of Period$1.1786$1.0917$1.1
813$1.1503Total Return15.55%(2.34)%9.65%15.03%Net Assets, End of Period$129,
549,680$93,386,366$77,052,883$28,107,848
Ratio of Expenses to Average Net Assets0.60%0.60%0.60%0.59%*Ratio of Net
Investment Income to Average Net Assets6.84%5.67%8.12%3.16%*Portfolio
Turnover Rate188.04%331.42%17.78%33.52%*  Annualized(A)  The portfolio commenced operations on November 1, 1992.(Continued)
MAXIM SERIES FUND, INC.VALUE INDEX PORTFOLIOFINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the periods ended December 31, 1995, 1994, and 1993 is asfollows:         Period Ended
December 31,199519941993(A)Net Asset Value, Beginning of Period$0.9614$1.0118
$1.0000Income From Investment OperationsNet investment income0.03050.02530.00
14Net short-term realized gain0.0054Net long-term realized and unrealized gain (loss)0.3144(0.0504)0.0119Total Income (Loss) From Investment Operations
0.3503(0.0251)0.0133Less DistributionsFrom net investmen
5)(0.0001)Total Distributions(0.0494)(0.0253)(0.0015)Net Asset Value, End of
Period$1.2623$0.9614$1.0118Total Return36.80%(2.49)%1.32%Net Assets, End of
Period$65,183,898$
25,610,474$4,337,142Ratio of Expenses to Average Net Assets0.60%0.60%0.59%*
Ratio of Net Investment Income to Average Net Assets2.87%3.18%2.11%*Portfolio
 Turnover Rate18.11%16.88%8.99%*  Annualized(A)  The portfolio commenced operations on December 1, 1993.(Concluded)
MAXIM SERIES FUND, INC.    NOTES TO FINANCIAL STATEMENTSYEARS ENDED DECEMBER 31, 1995 AND 1994


1.	HISTORY OF THE FUND

	Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 as an open-end management investment company. Interests in the Foreign Equity, Growth Index, Investment Grade Corporate Bond, Short-Term
 Maturity Bond, Small-Cap Aggressive Growth, U.S. Government Mortgage
Securities, and Value Index portfolios (the Portfolios) are represented by separate classes of beneficial interest of the Fund. Shares of the Fund are sold only to FutureFunds Series Account II, Qualified Series ement Plan Series Account of Great-West Life & Annuity Insurance Company
(the Company), to fund benefits under variable annuity contracts issued by the Company and to the TNE Series (k) Account of The New England Mutual Life Assurance Company (TNE) to fund benefits under variable annuity contracts issued by TNE. The shares are sold at a price equal to the respective net asset value per share of each class of shares.

	Initial capitalization of $100,000 for the Fund was received on February 25,
 1982 from the parent of the Company, The Great-West Life Assurance Company
(Great-West).  In conjunction with the addition of the Growth Index Portfolio and Short-Term Maturity Bond Portfolio, additional capitalization of $2,500,
000 was received on December 1, 1993 and $3,500,000 was received on August 1,
1995, respectively.  At December 31, 1995, Great-West's investment in the
Portfolios totaled $5,151,502.

2.	SIGNIFICANT ACCOUNTING POLICIES

	The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

	The following is a summary of the significant accounting policies of the Fund:

	Dividends

	Dividends from investment income of the Investment Grade Corporate Bond, Short-Term Maturity Bond, and the U.S. Government Mortgage Securities
Portfolios are declared and reinvested monthly. Dividends from investment i ncome of the Foreign Equity, Growth Index, Small-Cap Aggressive Growth, and the Value Index Portfolios are declared and reinvested quarterly. Dividends from capital gains of all portfolios are declared and reinvested annually.

	Security Transactions

	Security transactions are recorded at the earlier of trade date or the date a commitment is made to buy or sell the related investment.  The cost of investments sold is determined on the basis of the First-in, First-out method
 (FIFO) for the Foreign Equity, Growth Index, Small-Cap Aggressive Growth,
and Value Index Portfolios and specific lot selection for all other portfolios.

	The U.S. Government Mortgage Securities Portfolio may enter into repurchase agreements which settle at a specified future date.  Amounts owing to brokers under these agreements are included in Payables for Investments Purchased in the accompanying financial statements.  These liabilities were $7,906,667 and $37,842,845 at December 31, 1995 and 1994, respectively, and are collateralized by securities of approximately the same value.


	Security Valuation

	Securities traded on national securities exchanges are valued daily at the closing prices of the securities on these exchanges, and securities traded on over-the-counter markets are valued daily at the average between the quoted bid and asked prices. Short-term securities are valued at amortized cost which approximates market value.

	Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income is recorded daily.

	Foreign Currency Translations

	The accounting records of the Foreign Equity Portfolio are maintained in U.S
 . dollars.  Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate.  Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

	The Foreign Equity Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities held.

	Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, and currency gains or losses realized between the amounts of dividends, interest, and foreign withholding taxes recorded by the Foreign Equity Portfolio, and the U.S.
dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities including investments in securities at fi

	Federal Income Taxes

	For federal income tax purposes, each Portfolio of the Fund qualifies or intends to qualify, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary income and capital gains) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

3.	INVESTMENT ADVISORY AGREEMENT

	The Fund has entered into an investment advisory agreement with Great-West.
 As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Growth Index Portfolio, Investment Grade Corporate Bond
Portfolio, Short-Term Maturity Bond Portfolio, U.S. Government Mortgage
Securities Portfolio, and Value Index Portfolio and 1.00% of the average daily net assets of the Foreign Equity Portfolio and Small-Cap Aggre
e Growth Portfolio.  The Fund pays all expenses incurred in its operation.
However, Great-West shall pay any expenses of the Fund which exceed an annual rate, including management fees, of 1.50% and 1.30% of the average daily net assets of the Foreign Equity and Small-Cap Aggressive Growth Portfolios,
respectively.

4.	PURCHASES AND SALES OF SECURITIES

	Costs of purchases of U.S. Government obligations and other securities, excluding short-term investments, during the year ended December 31, 1995 were:

  U.S. Government ObligationsOther SecuritiesPortfolioForeign Equity$$84,739,
418Growth Index26,745,368Investment Grade Corporate Bond9,118,437141,594,672
Short-Term Maturity Bond11,610,07813,552,251Small-Cap Aggressive Growth26,545
,920U.S. Government Mortgage Securities232,249,652Value Index35,101,578	The
proceeds from sales of U.S. Government obligations and other securities, excluding short-term investments, during the year ended December 31, 1995 were:

U.S. Government ObligationsOther SecuritiesPortfolioForeign Equity$$61,096,18
6Growth Index5,045,520Investment Grade Corporate Bond16,040,156112,727,653
Short-Term Maturity Bond8,720,2541,002,740Small-Cap Aggressive Growth17,215,
593U.S. Government Mortgage Securities204,274,468Value Index7,859,667
5.  UNREALIZED APPRECIATION (DEPRECIATION)     Gross unrealized appreciation
(depreciation) of securities is as follows as of December 31, 1995:
                INVESTMENTU.S.GRADESHORT-TERMSMALL-CAPGOVERNMENTFOREIGN
GROWTHCORPORATEMATURITYAGGRESSIVEMORTGAGEVALUEEQUITYINDE
iation$5,782,697$8,435,576$3,113,835$94,228$3,477,864$5,110,557$10,741,894
Gross depreciation(1,370,908)(597,483)(828,638)(6,432)(616,175)(3,047)
(506,007)Net unrealized appreciation$4,411,789$7,838,093$2,285,197$87,796$2,
861,689$5,107,510$10,235,887

       ,,         Maxim Series Fund, Inc.Bond PortfolioBONDS,
                                                     CANADIAN - PROVINCIAL --
- 12.9%  3,000,000 Alberta
            Yankee Notes            9.250% April 1, 2000  3,000,000 Manitoba
                                                             Yankee Bonds
            8.750% May 15, 2001
  3,000,000 Quebec
            Medium Term Notes
            8.690% February 22, 2001
                                                                     $

COMMUNICATIONS --- 4.1%
  3,000,000 International Telecommunications Satellite
            Eurodollar Notes
            7.375% August 6, 2002


CREDIT INSTITUTIONS --- 25.2%
  3,000,000 American Express Credit Corp
            Notes
            6.125% November 15, 2001
  3,000,000 Associates Corporation of North America
            Senior Notes
            5.750% October 15, 2003
  3,000,000 British Telecommunications Finance PLC
            Guaranteed Notes
            9.375% February 15, 1999
  2,000,000 Chrysler Financial Corp
            Medium Term Notes
            6.520% July 21, 1999
  2,000,000 Countrywide Funding Corp
            Medium Term Notes
            6.960% April 15, 2003
  3,000,000 Ford Motor Credit Co
            Medium Term Notes
            5.370% September 8, 1998
  3,000,000 General Electric Capital Corp
            Eurodollar Medium Term Notes
            8.100% February 15, 2002
                                                                     $

ELECTRIC --- 6.9%
  2,000,000 Commonwealth Edison Co
            First Mortgage Bonds
            7.500% January 1, 2001
  3,000,000 Metropolitan Edison Co
            Secured Medium Term Notes
            8.050% March 1, 2002


ELECTRONICS - HIGH TECH --- 8.5%
  3,000,000 Digital Equipment Corp
            Notes
            7.125% October 15, 2002
  3,500,000 Xerox Corp
            Eurodollar Notes
            6.500% June 29, 2000


ENVIRONMENTAL SERVICES --- 4.6%
  3,300,000 WMX Technologies Inc
            Notes
            8.250% November 15, 1999


GAS --- 3.9%
  3,000,000 Columbia Gas System Inc
            Notes
            6.390% November 28, 2000


MFTG - CONSUMER PRODS. --- 8.1%
  3,000,000 Fruit of the Loom Inc
            Senior Notes
            7.875% October 15, 1999
  3,000,000 Reed Publishing (USA) Inc
            Eurodollar Notes
            9.625% July 9, 1997


MINING --- 4.6%
  3,352,000 English China and Clays Inc
            Yankee Notes
            7.375% October 1, 2002


RETAIL TRADE --- 6.8%
  3,000,000 Duty Free International Inc
            Notes
            7.000% January 15, 2004
  3,300,000 KMart Corp
            Notes
            8.125% December 1, 2006


SECURITIES & COMMODITIES --- 4.3%
  3,000,000 Lehman Brothers Holdings Inc
            Notes
            8.500% May 1, 2007


U.S. GOVERNMENTS --- 1.3%
  1,000,000 United States of America
            Treasury Notes
            6.250% August 31, 2000


WHOLESALE TRADE -CONSUMER --- 8.2%
  3,000,000 Procter & Gamble Co
            Eurodollar Notes
            9.500% February 11, 1998
  3,000,000 Supervalu Inc
            Notes
            7.250% July 15, 1999


TOTAL BONDS --- 99.4%                                                $
(Cost $76,523,324)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 0.6%
    480,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 0.6%
(Cost $480,000)

TOTAL BOND PORTFOLIO --- 100.0%                                      $
(Cost $77,003,324)


Maxim Series Fund, Inc.

Money Market Portfolio

SHORT-TERM INVESTMENTS

CANADIAN - PROVINCIAL --- 0.7%
  2,000,000 Ontario


CONSUMER SERVICES --- 3.7%
  9,200,000 Nestle Capital Corp
  1,000,000 Smithkline Beecham Corp
                                                                     $

CREDIT INSTITUTIONS --- 34.6%
  4,200,000 AT&T Capital Corp
 13,437,000 American Express Credit Corp
  2,300,000 Associates Corporation of North America
    250,000 Associates Corporation of North America
  8,000,000 Bellsouth Capital Funding Corp
  1,750,000 Commercial Credit Corporation Ltd
 11,332,000 Ford Motor Credit Co
  1,000,000 Ford Motor Credit Co
  1,450,000 Ford Motor Credit Co
 13,000,000 Halifax Building Society
  2,000,000 International Business Machines Credit Corp
    200,000 International Business Machines Credit Corp
  3,500,000 Paccar Financial Corp
 13,800,000 Prudential Funding Corp
  9,600,000 TransAmerica Finance Group
  4,000,000 TransAmerica Financial Corp
  3,000,000 Xerox Credit Corp
  3,000,000 Xerox Credit Corp
                                                                     $

ELECTRIC --- 5.7%
 11,230,000 Baltimore Gas & Electric Co
  4,400,000 Duke Power Co
                                                                     $

ELECTRONICS - HIGH TECH --- 14.4%
  2,800,000 General Electric Co
 13,640,000 Hewlett-Packard Co
  2,000,000 Northern Telecom Ltd
 13,780,000 Sharp Electronics Corp
  7,700,000 Xerox Corp
                                                                     $

FOREIGN BANKS --- 2.2%
  2,000,000 Bank of Nova Scotia
  4,144,000 Canadian Imperial Bank of Commerce


HOLDING & INVEST. OFFICES --- 1.6%
  4,400,000 American General Finance Corp


INDUSTRIAL SERVICES --- 4.9%
 13,500,000 PHH Corp
                                                                     $

INSURANCE --- 0.9%
  2,600,000 American General Corp


LEASING --- 4.7%
 13,000,000 Pitney Bowes Credit Corp
                                                                     $

MFTG - CONSUMER PRODS. --- 5.7%
  7,000,000 HJ Heinz Co
  8,780,000 McGraw-Hill Companies Inc
                                                                     $

RETAIL TRADE --- 1.8%
  5,000,000 JC Penney Funding Corp


SECURITIES & COMMODITIES --- 9.8%
 11,500,000 Merrill Lynch & Company Inc
  2,000,000 Merrill Lynch & Company Inc
 13,800,000 Morgan Stanley Group Inc
                                                                     $

TELEPHONE --- 6.0%
  7,300,000 AT&T Corp
  1,600,000 Ameritech Corp
  7,800,000 Ameritech Corp
                                                                     $

WHOLESALE TRADE -CONSUMER --- 3.3%
    750,000 Avery Dennison Corp
  8,400,000 Cargill Inc


TOTAL SHORT-TERM INVESTMENTS --- 100.0%                             $2
(Cost $275,881,473)

TOTAL MONEY MARKET PORTFOLIO --- 100.0%                             $2
(Cost $275,881,473)


Maxim Series Fund, Inc.

Stock Index Portfolio

COMMON STOCK

AGENCY --- 0.9%
     24,500 Federal Home Loan Mortgage Corp
     37,000 Federal National Mortgage Association


AGRICULTURE --- 0.0%
      8,100 Dole Food Company Inc


AIR --- 0.3%
     10,300 AMR Corp*
      2,900 Airborne Freight Corp
      1,800 Alaska Air Group Inc*
      4,400 Atlantic Southeast Airlines Inc
      6,900 Delta Air Lines Inc
      5,600 Pittston Services Group
     19,450 Southwest Airlines Co
      8,400 US Air Group Inc*


COMMUNICATIONS --- 4.9%
      5,200 AH Belo Corp
    215,700 AT&T Corp
     67,100 Airtouch Communications Inc*
      9,800 Cabletron Systems Inc*
     20,900 Capital Cities/ABC Inc
      3,933 Chris-Craft Industries Inc*
     32,500 Comcast Corp
      6,400 Comsat Corp
     19,000 Gannett Company Inc
     26,050 Nextel Communications Inc*
     58,000 Pacific Telesis Group
      3,300 TCA Cable TV Inc
     88,400 Tele-Communications Inc*
      7,900 Telephone & Data Systems Inc
     52,300 Time Warner Inc
     63,800 US West Communications Group
     63,900 US West Media Group*
      5,600 Vanguard Cellular Systems Inc*
     48,903 Viacom Inc*
     25,920 Worldcom Inc*
                                                                     $

CONSTRUCTION --- 0.1%
      2,700 Castle & Cooke Inc*
      3,800 Centex Corp
     12,833 Clayton Homes Inc
      1,600 Granite Construction Inc
      4,400 Kaufman & Broad Home Corp
      7,300 McDermott International Inc
      3,700 Pulte Corp


CONSUMER SERVICES --- 8.3%
      3,800 Acuson Corp*
      8,700 Allergan Inc
     36,000 Amgen Inc*
      1,200 Angelica Corp
      6,200 Apria Healthcare Group Inc*
      6,400 Bally Entertainment Corp*
      7,700 Bausch & Lomb Inc
     37,500 Baxter International Inc
      8,900 Becton Dickinson & Co
     13,300 Beverly Enterprises Inc*
      4,800 Biogen Inc*
     15,600 Biomet Inc*
     68,700 Bristol-Myers Squibb Co
      1,900 CPI Corp
      7,700 CR Bard Inc
     24,175 CUC International Inc*
      6,200 Carter-Wallace Inc
     13,900 Circus Circus Enterprises Inc*
     60,342 Columbia/HCA Healthcare Corp
      5,900 Community Psychiatric Centers
      5,400 Coram Healthcare Corp*
      2,200 Cordis Corp*
      2,200 Datascope Corp*
      1,800 Diagnostic Products Corp
     74,800 Eli Lilly & Co
      5,500 FHP International Corp*
      6,100 Forest Laboratories Inc*
      4,000 Genzyme Corp*
     14,200 H&R Block Inc
      6,800 HFS Inc*
     13,950 Harrah's Entertainment Inc*
      4,200 Health Care & Retirement Corp*
      4,700 HealthCare Compare Corp*
     13,200 Healthsouth Corp*
      6,500 Hilton Hotels Corp
      6,952 Horizon/CMS Healthcare Corp*
     21,900 Humana Inc*
     15,800 ITT Corp*
     15,950 Ivax Corp
     87,800 Johnson & Johnson
      5,000 King World Productions Inc*
     16,656 Laboratory Corp of America*
      8,500 Manor Care Inc
     16,950 Marriott International Inc
     31,300 Medtronic Inc
    167,428 Merck & Company Inc
     12,325 Mirage Resorts Inc*
      3,900 Nellcor Inc*
      8,850 Novacare Inc*
      4,200 Pacificare Health Systems Inc*
      6,975 Promus Hotel Corp*
     15,400 Service Corporation International
      9,450 St Jude Medical Inc*
      6,600 Stryker Corp*
      5,300 Surgical Care Affiliates Inc
     27,100 Tenet Healthcare Corp*
     70,800 The Walt Disney Co
     20,850 US Healthcare Inc
     23,650 United Healthcare Corp
      7,700 United States Surgical Corp
     14,200 Whitman Corp
                                                                     $

CREDIT INSTITUTIONS --- 7.4%
     65,600 American Express Co
     53,055 Banc One Funding Corp
      5,600 Bancorp Hawaii Inc
     15,200 Bank of Boston Corp
     27,100 Bank of New York Company Inc
     50,174 BankAmerica Corp
     10,700 Bankers Trust New York Corp
     13,100 Barnett Banks Inc
      7,200 Beneficial Corp
     17,500 Boatmen's Bancshares Inc
      5,400 Central Fidelity Banks Inc
     24,200 Chase Manhattan Corp
     33,900 Chemical Banking Corp
     57,600 Citicorp
      6,100 City National Corp
     15,500 Comerica Inc
     18,900 Corestates Financial Corp
      5,100 Crestar Financial Corp
      4,200 Dauphin Deposit Corp
      9,100 Fifth Third Bancorp
     17,600 First Bank System Inc
     43,510 First Chicago NBD Corp
     11,050 First Fidelity Bancorp
     10,300 First Interstate Bancorp
      6,800 First Security Corp
      4,500 First Tennessee National Corp
     23,100 First Union Corp
      4,600 First Virginia Banks Inc
      8,600 First of America Bank Corp
     33,285 Fleet/Norstar Financial Group Inc
      7,900 Golden West Financial Corp
     18,500 Great Western Financial Corp
     18,600 Green Tree Financial Corp
     15,900 HF Ahmanson & Co
     13,300 Household International Inc
     25,500 JP Morgan & Company Inc
     32,102 Keycorp
     20,150 MBNA Corp
     12,700 Marshall & Ilsley Corp
     19,153 Mellon Bank Corp
      7,575 Mercantile Bancorporation Inc
      6,400 Mercantile Bankshares Corp
      7,800 Meridian Bancorp Inc
     20,000 National City Corp
     36,615 NationsBank Corp
      7,600 Northern Trust Corp
     47,800 Norwest Corp
     31,100 PNC Bank Corp
      6,200 Regions Financial Corp
     11,875 Southtrust Corp
     11,200 State Street Boston Corp
     15,500 Suntrust Banks Inc
      7,800 UJB Financial Corp
     13,300 US Bancorp
     23,100 Wachovia Corp
      6,500 Wells Fargo & Co
      4,900 West One Bancorp
      4,800 Wilmington Trust Co
                                                                     $

ELECTRIC --- 4.5%
     10,139 AES Corp*
     16,300 Allegheny Power System Inc
     25,200 American Electric Power Company Inc
      7,100 Atlantic Energy Inc
     20,000 Baltimore Gas & Electric Co
      2,000 Black Hills Corp
     12,300 CMS Energy Corp
     20,900 Carolina Power & Light Co
     26,100 Central & South West Corp
      3,000 Central Louisiana Electric Company Inc
      4,400 Central Maine Power Co
     21,193 Cinergy Corp
     31,800 Consolidated Edison Company of New York Inc
      8,200 Delmarva Power & Light Co
     19,700 Detroit Edison Co
     23,500 Dominion Resources Inc
     27,800 Duke Power Co
     30,900 Entergy Corp
     25,000 FPL Group Inc
     13,000 Florida Progress Corp
     16,200 General Public Utilities Corp
      4,000 Hawaiian Electric Industries Inc
     35,600 Houston Industries Inc
      5,100 Idaho Power Co
     10,200 Illinova Corp
      5,100 Ipalco Enterprises Inc
      8,400 Kansas City Power & Light Co
      4,500 LG&E Energy Corp
     13,633 MidAmerican Energy Co
      4,200 Minnesota Power & Light Co
      7,400 Montana Power Co
      6,300 Nevada Power Co
      8,800 New England Electric System
      9,700 New York State Electric & Gas Corp
     19,500 Niagara Mohawk Power Corp
      8,500 Nipsco Industries Inc
     17,100 Northeast Utilities
      9,200 Northern States Power Co
     20,700 Ohio Edison Co
      5,500 Oklahoma Gas & Electric Co
     21,600 PP&L Resources Inc
     38,500 PacifiCorp
     57,500 Pacific Gas & Electric Co
     30,100 Peco Energy Co
     11,800 Pinnacle West Capital Corp
      6,900 Portland General Corp
     16,100 Potomac Electric Power Co
      8,600 Public Service Company of Colorado
      5,700 Public Service Company of New Mexico*
     33,200 Public Service Enterprise Group Inc
      8,600 Puget Sound Power & Light Co
     60,300 SCECorp
     14,050 Scana Corp
     90,300 Southern Co
      5,500 Southwestern Public Service Co
     15,800 Teco Energy Inc
     30,600 Texas Utilities Co
     29,100 Unicom Corp
     13,800 Union Electric Co
      6,200 Utilicorp United Inc
      4,200 WPL Holdings Inc
     14,900 Wisconsin Energy Corp
                                                                     $

ELECTRONICS - HIGH TECH --- 12.0%
     29,480 AMP Inc
      6,000 AST Research Inc*
      9,700 Adobe Systems Inc
     14,100 Advanced Micro Devices Inc
      1,800 Advanced Technology Laboratories Inc*
     16,100 Amdahl Corp*
     12,600 American Power Conversion Corp*
      4,450 Ametek Inc
     10,350 Analog Devices Inc*
      5,250 Andrew Corp*
     16,600 Apple Computer Inc
     24,200 Applied Materials Inc*
     13,100 Atmel Corp*
      5,900 Avnet Inc
      3,900 Beckman Instruments Inc
     11,700 Black & Decker Corp
     21,930 Boston Scientific Corp*
      3,900 Briggs & Stratton Corp
      8,400 Cirrus Logic Inc*
     37,100 Cisco Systems Inc*
     36,000 Compaq Computer Corp*
      7,300 Conner Peripherals Inc*
      3,500 Cray Research Inc*
     11,400 Cypress Semiconductor Corp*
     15,600 DSC Communications Corp*
      5,100 Data General Corp*
     12,400 Dell Computer Corp*
      3,700 Dentsply International Inc
      4,150 Diebold Inc
     20,400 Digital Equipment Corp*
     46,300 Eastman Kodak Co
     30,400 Emerson Electric Co
      2,900 Exabyte Corp*
      6,133 Federal Signal Corp
    226,300 General Electric Co
      6,400 General Signal Corp
      5,300 Harris Corp
     69,513 Hewlett-Packard Co
     17,200 Honeywell Inc
      4,500 Hubbell Inc
     10,400 Integrated Device Technology Inc*
    111,600 Intel Corp
      6,200 Intergraph Corp*
     77,100 International Business Machines Corp
     17,500 International Game Technology
      5,500 Johnson Controls Inc
      4,800 Keystone International Inc
     17,300 LSI Logic Corp*
     10,000 Linear Technology Corp
      6,300 Litton Industries Inc*
     23,300 Loral Corp
      3,300 Magnetek Inc*
      8,110 Mark IV Industries Inc
      8,100 Maxim Integrated Products Inc*
     14,600 Maytag Corp
      2,100 Measurex Corp
      7,400 Mentor Graphics Corp*
     28,000 Micron Technology Inc
     13,662 Molex Inc
     79,900 Motorola Inc
     16,700 National Semiconductor Corp*
     34,400 Northern Telecom Ltd
     50,200 Novell Inc*
      2,800 OEA Inc*
      3,250 Octel Communications Corp*
      5,700 Perkin-Elmer Corp
      6,100 Polaroid Corp
      7,200 Quantum Corp*
     32,800 Raytheon Co
     10,400 Scientific-Atlanta Inc
      9,900 Seagate Technology Inc*
      9,950 Sensormatic Electronics Corp
      4,350 Sequent Computer Systems Inc*
     21,800 Silicon Graphics Inc*
      6,700 Solectron Corp*
      7,200 Storage Technology Corp*
      3,100 Stratus Computer Inc*
     25,700 Sun Microsystems Inc*
      3,500 Symbol Technologies Inc*
     15,700 Tandem Computers Inc*
      4,500 Tektronix Inc
      7,600 Teledyne Inc
      2,400 Teleflex Inc
     12,000 Tellabs Inc*
     11,200 Teradyne Inc*
     25,600 Texas Instruments Inc
     11,750 Thermo Electron Corp*
      2,700 Thomas & Betts Corp
      5,500 US Robotics Corp*
     23,200 Unisys Corp*
      4,200 Varian Associates Inc
      7,900 Vishay Intertechnology Inc*
      6,900 WW Grainger Inc
     53,100 Westinghouse Electric Corp
     10,000 Whirlpool Corp
     14,600 Xerox Corp
      9,600 Xilinx Inc*
      5,700 York International Corp
                                                                     $

ENVIRONMENTAL SERVICES --- 0.5%
      4,350 Air & Water Technologies Corp*
     28,800 Browning-Ferris Industries Inc
     39,800 Laidlaw Inc
      6,600 Ogden Corp
      8,200 Rollins Environmental Services Inc*
      4,900 Rollins Inc
      7,800 Safety-Kleen Corp
     65,700 WMX Technologies Inc


FORESTRY --- 0.6%
      6,500 Boise Cascade Corp
      3,200 Chesapeake Corp
     12,400 Georgia-Pacific Corp
     34,500 International Paper Co
      7,000 Longview Fibre Co
     14,600 Louisiana-Pacific Corp
     27,500 Weyerhaeuser Co


GAS --- 1.1%
      7,400 Atlanta Gas Light Co
      6,600 Brooklyn Union Gas Co
      6,900 Columbia Gas System Inc*
     12,700 Consolidated Natural Gas Co
      2,700 Eastern Enterprises
      4,650 El Paso Natural Gas Co
     34,100 Enron Corp
      3,100 Indiana Energy Inc
      9,000 MCN Corp
      5,100 National Fuel Gas Co
      6,800 Nicor Inc
     16,800 NorAm Energy Corp
      3,700 OneOk Inc
     11,500 Pacific Enterprises
     20,300 Panhandle Eastern Corp
      4,700 Peoples Energy Corp
      5,500 Questar Corp
      4,900 Seagull Energy Corp*
     11,700 Sonat Inc
     24,200 Tenneco Inc
      5,900 Valero Energy Corp
      5,800 Washington Gas Light Co
     13,800 Williams Companies Inc


HIGHWAYS --- 0.1%
      3,600 Arnold Industries Inc
      5,900 Consolidated Freightways Inc
      5,300 Roadway Services Inc
     10,700 Ryder System Inc
      3,800 Yellow Corp


HOLDING & INVEST. OFFICES --- 0.1%
     16,100 Hibernia Corp
      7,600 Republic New York Corp


INDEPENDENT POWER PROD --- 0.0%
      6,800 California Energy Company Inc*


INDUSTRIAL SERVICES --- 3.9%
      5,900 Altera Corp*
      3,800 Applied Bioscience International Inc*
      6,900 Arrow Electronics Inc*
      6,400 Autodesk Inc
     19,500 Automatic Data Processing Inc
      6,900 BMC Software Inc*
      3,900 Borland International Inc*
      7,350 Cadence Design Systems Inc*
      9,000 Ceridian Corp*
      6,400 Cintas Corp
      7,150 Comdisco Inc
     32,700 Computer Associates International Inc
      7,500 Computer Sciences Corp*
      5,700 Compuware Corp*
     11,200 Deluxe Corp
     22,900 Dun & Bradstreet Corp
      6,600 EG&G Inc
      7,100 Electronic Arts Inc*
      2,200 Ennis Business Forms Inc
     21,000 Equifax Inc
     30,197 First Data Corp
      6,050 Fiserv Inc*
      4,200 Flightsafety International Inc
     11,200 Fluor Corp
      5,400 Foster Wheeler Corp
      3,700 Information Resources Inc*
     18,200 Informix Corp*
     10,600 Interpublic Group of Companies Inc
      3,400 Jacobs Engineering Group Inc*
      5,150 Kelly Services Inc
     10,200 Manpower Inc
     80,300 Microsoft Corp*
      6,500 National Service Industries Inc
      5,800 Olsten Corp
      9,800 Omnicom Group Inc
     58,900 Oracle Systems Corp*
      2,300 PHH Corp
      8,300 Parametric Technology Corp*
      6,150 Paychex Inc
     20,500 Pitney Bowes Inc
      2,600 Policy Management Systems Corp*
      5,600 Reynolds & Reynolds Co
      3,100 Shared Medical Systems Corp
      7,600 Sotheby's Holdings Inc
      3,900 Standard Register Co
      4,100 Structural Dynamics Research Corp*
      7,050 Symantec Corp*
      3,100 Wallace Computer Services Inc
      7,200 Western Atlas Inc*
                                                                     $

INSURANCE --- 4.1%
     14,600 AON Corp
     15,500 Aetna Life and Casualty Co
     12,875 Aflac Inc
      6,000 Alexander & Alexander Services Inc
     60,720 Allstate Corp
      8,100 American Financial Group Inc
     27,700 American General Corp
     64,250 American International Group Inc
     11,800 Chubb Capital Corp
     10,300 Cigna Corp
      7,700 Foundation Health Corp*
     11,100 General Re Corp
      2,800 Hartford Steam Boiler Inspection & Insurance Co
      8,500 Healthsource Inc*
     15,800 ITT Hartford Group Inc*
      9,600 Jefferson-Pilot Corp
      4,750 Kemper Corp
     14,100 Lincoln National Corp
     16,000 Loews Corp
      9,900 Marsh & McLennan Companies Inc
      9,750 Progressive Corp
      6,100 Provident Companies Inc
     12,900 Providian Corp
     17,100 SafeCo Corp
     11,500 St Paul Companies Inc
      7,500 SunAmerica Inc*
      9,700 Torchmark Corp
      9,250 TransAmerica Corp
      3,100 Transatlantic Holdings Inc
     43,266 Travelers Group Inc
     15,200 USF&G Corp
      4,650 USLife Corp
      9,900 Unum Corp
      7,242 Value Health Inc*
                                                                     $

MFTG - CONSUMER PRODS. --- 11.1%
      5,100 Adolph Coors Co
      3,800 Alberto-Culver Co
     24,600 American Brands Inc
     10,100 American Greetings Corp
     34,500 Anheuser-Busch Companies Inc
     71,856 Archer-Daniels-Midland Co
      9,200 Avon Products Inc
      2,700 Banta Corp
      2,400 Brown Group Inc
      9,300 Brown-Forman Corp
     13,000 Brunswick Corp
      8,300 Burlington Industries Inc*
     19,700 CPC International Inc
     33,800 Campbell Soup Co
      2,700 Church & Dwight Inc
    170,000 Coca-Cola Co
     17,600 Coca-Cola Enterprises Inc
     19,700 Colgate-Palmolive Co
     32,300 ConAgra Inc
      5,400 Dean Foods Co
     12,700 Dial Corp
     13,200 Dow Jones & Company Inc
      1,700 Dreyer's Grand Ice Cream Inc
     10,900 Eastman Chemical Co
      7,850 Flowers Industries Inc
     10,300 Fruit of the Loom Inc*
     21,500 General Mills Inc
      2,200 Gibson Greetings Inc*
     60,100 Gillette Co
     50,000 HJ Heinz Co
      4,100 HON Industries Inc
      9,900 Harcourt General Inc
     11,900 Hasbro Inc
      3,400 Herman Miller Inc
     10,500 Hershey Foods Corp
      2,000 Houghton Mifflin Co
      6,400 IBP Inc
     15,000 International Flavors & Fragrances Inc
      2,400 International Multifoods Corp
      3,900 JM Smucker Co
      4,100 John H Harland Co
      3,500 Jones Apparel Group Inc*
      5,200 Jostens Inc
     29,500 Kellogg Co
      6,700 Knight-Ridder Inc
      3,999 Lancaster Colony Corp
      4,100 Lance Inc
      4,600 Land's End Inc*
      6,400 Lee Enterprises Inc
     11,400 Leggett & Platt Inc
     10,000 Liz Claiborne Inc
     21,800 Masco Corp
     29,933 Mattel Inc
     11,000 McCormick & Company Inc
      6,800 McGraw-Hill Companies Inc
      3,600 Media General Inc
      3,700 Meredith Corp
      2,600 Michael Foods Inc
      1,000 National Presto Industries Inc
     13,070 New York Times Co
     21,500 Newell Co
      4,700 Nine West Group Inc*
    106,800 Pepsico Inc
    113,800 Philip Morris Companies Inc
     11,300 Pioneer Hi-Bred International Inc
      8,300 Premark International Inc
     18,200 Quaker Oats Co
     20,800 RR Donnelley & Sons Co
     14,400 Ralston-Ralston Purina Group
     21,300 Rubbermaid Inc
      5,300 Russell Corp
     65,600 Sara Lee Corp
      3,600 Savannah Foods & Industries Inc
      2,100 Scholastic Corp*
     50,600 Seagram Company Ltd
     18,400 Shaw Industries Inc
      2,700 Springs Industries Inc
      6,700 Stride Rite Corp
     15,200 The Times Mirror Co
      2,100 Tiffany & Co
      6,400 Topps Company Inc*
      8,600 Tribune Co
     19,600 Tyson Foods Inc
     26,200 UST Inc
      9,100 Unifi Inc
     21,700 Unilever NV
      4,700 Universal Corp
      3,500 Universal Foods Corp
      8,700 VF Corp
      1,500 Washington Post Co
      2,800 Western Publishing Group Inc*
      7,500 Willamette Industries Inc
     15,700 Wm Wrigley Jr Co
                                                                     $

MFTG - INDUSTRIAL PRODS --- 11.7%
     22,000 3Com Corp*
      5,075 A Schulman Inc
      2,200 AT Cross Co
    107,100 Abbott Laboratories
     15,100 Air Products & Chemicals Inc
      4,100 Albany International Corp
      8,950 Albemarle Corp
     30,500 Alcan Aluminium Ltd
      9,150 Allegheny Ludlum Corp
     24,000 Aluminum Company of America
     11,200 Alza Corp*
     42,400 American Home Products Corp
     14,400 Armco Inc*
      5,000 Armstrong World Industries Inc
      3,000 Arvin Industries Inc
     19,100 Baker Hughes Inc
      4,100 Ball Corp
     24,663 Bay Networks Inc*
      7,200 Bemis Company Inc
     15,250 Bethlehem Steel Corp*
      3,800 Betz Laboratories Inc
      5,300 Bowater Inc
      2,200 Brush Wellman Inc
      5,200 CBI Industries Inc
      5,100 Cabot Corp
      5,500 Calgon Carbon Corp
      9,300 Callaway Golf Co
      3,100 Calmat Co
      2,100 Carlisle Companies Inc
      2,200 Carpenter Technology Corp
     26,800 Caterpillar Inc
      7,900 Centocor Inc*
     13,100 Champion International Corp
      5,600 Chiron Corp*
      4,650 Cincinnati Milacron Inc
      7,100 Clorox Co
      6,000 Consolidated Papers Inc
     14,600 Cooper Industries Inc
     11,300 Cooper Tire & Rubber Co
     31,100 Corning Inc
      4,100 Crane Co
      6,500 Crompton & Knowles Corp
     12,300 Crown Cork & Seal Company Inc*
      7,900 Danaher Corp
     35,500 Deere & Co
      3,300 Dexter Corp
     15,400 Dover Corp
     35,500 Dow Chemical Co
      3,300 Duriron Company Inc
     75,200 EI DuPont De Nemours & Co
     30,700 EMC Corp*
      8,800 Ecolab Inc
     19,500 Engelhard Corp
     16,000 Ethyl Corp
      6,400 Federal Paper Board Company Inc
      3,800 Ferro Corp
      2,800 First Brands Corp
      5,100 Georgia Gulf Corp
     20,700 Goodyear Tire & Rubber Co
      2,900 Goulds Pumps Inc
      8,800 Great Lakes Chemical Corp
      1,900 HB Fuller Co
      6,550 Harnischfeger Industries Inc
      3,400 Harsco Corp
     15,100 Hercules Inc
      8,100 IMC Global Inc
     15,800 ITT Industries Inc*
     15,900 Illinois Tool Works Inc
     14,800 Ingersoll-Rand Co
      6,600 Inland Steel Industries Inc
     11,200 James River Corporation of Virginia
      2,200 Kaydon Corp
      3,600 Kennametal Inc
     37,690 Kimberly-Clark Corp
      6,100 Lawter International Inc
      4,800 Loctite Corp
      8,600 Lubrizol Corp
      2,000 Lukens Inc
     10,800 Lyondell Petrochemical Co
      4,800 MA Hanna Co
     10,400 Mallinckrodt Group Inc
      7,300 Mead Corp
      6,100 Millipore Corp
     56,900 Minnesota Mining & Manufacturing Co
      4,000 Modine Manufacturing Co
     15,600 Monsanto Co
     13,500 Moore Corporation Ltd
     20,100 Morton International Inc
     16,300 Mylan Laboratories Inc
      1,100 NCH Corp
      1,200 Nacco Industries Inc
      9,100 Nalco Chemical Co
      2,500 Nordson Corp
     11,900 Nucor Corp
      3,300 Olin Corp
      2,600 Oregon Steel Mills Inc
      2,700 Outboard Marine Corp
      6,900 Owens-Corning Fiberglas Corp*
      5,900 PH Glatfelter Co
     26,600 PPG Industries Inc
     15,500 Pall Corp
     10,050 Parker Hannifin Corp
      2,550 Pentair Inc
     10,300 Perrigo Co*
     85,900 Pfizer Inc
     68,260 Pharmacia & Upjohn Inc
      3,900 Potlatch Corp
     19,000 Praxair Inc
      2,750 Precision Castparts Corp
      3,200 RP Scherer International Corp*
     10,225 RPM Inc (Ohio)
      6,000 Raychem Corp
      8,600 Reynolds Metals Co
      9,200 Rohm & Haas Co
     49,800 Schering-Plough Corp
      5,700 Sealed Air Corp*
      1,300 Sequa Corp*
     11,600 Sherwin-Williams Co
      6,800 Sigma Aldrich Corp
      5,500 Snap-On Inc
     12,370 Sonoco Products Co
      2,300 Southdown Inc*
      7,500 Sterling Chemicals Inc*
      4,500 Stewart & Stevenson Services Inc
     13,000 Stone Container Corp
      5,000 Tambrands Inc
      3,000 Tecumseh Products Co
      7,600 Temple-Inland Inc
      3,500 The BF Goodrich Co
      6,000 The Stanley Works
      4,200 The Timken Co
      5,600 Trinity Industries Inc
      3,900 Trinova Corp
     20,700 Tyco International Ltd
     38,900 USX-Marathon Group
     11,200 USX-US Steel Group
      9,500 Union Camp Corp
     18,600 Union Carbide Corp
      4,100 Varco International Inc*
      5,550 Varity Corp*
      3,100 Verifone Inc*
     13,200 WR Grace & Co
     18,300 Warner-Lambert Co
      4,900 Watson Pharmaceuticals Inc*
      4,000 Watts Industries Inc
      3,973 Wausau Paper Mills Co
      4,500 Wellman Inc
     13,750 Westvaco Corp
      7,600 Witco Corp
     12,250 Worthington Industries Inc
                                                                     $

MINING --- 0.9%
      6,100 Alumax Inc*
      5,800 Asarco Inc
     47,916 Barrick Gold Corp
     11,000 Battle Mountain Gold Co
      1,600 Cleveland-Cliffs Inc
     12,600 Cyprus Amax Minerals Co
     17,100 Echo Bay Mines Ltd
     27,394 Freeport-McMoRan Copper & Gold Inc
     18,700 Homestake Mining Co
     16,150 Inco Ltd
      1,200 Maxxam Inc*
     12,756 Newmont Mining Corp
      9,400 Phelps Dodge Corp
     32,400 Placer Dome Inc
     17,760 Santa Fe Pacific Gold Corp
      4,800 Vulcan Materials Co


OIL & GAS --- 8.2%
     12,600 Amerada Hess Corp
     67,300 Amoco Corp
      8,000 Anadarko Petroleum Corp
     10,450 Apache Corp
      8,600 Ashland Inc
     21,800 Atlantic Richfield Co
      3,800 BJ Services Company USA*
     17,200 Burlington Resources Inc
     88,400 Chevron Corp
     14,200 Coastal Corp
      3,900 Diamond Shamrock Inc
     24,750 Dresser Industries Inc
      9,300 Enserch Corp
    168,200 Exxon Corp
      4,650 Giddings & Lewis Inc
     22,400 Global Marine Inc*
     15,500 Halliburton Co
      3,400 Helmerich & Payne Inc
      7,000 Kerr-McGee Corp
      4,550 Lousiana Land & Exploration Co
      4,000 Mapco Inc
     53,600 Mobil Corp
      6,100 Murphy Oil Corp
     11,350 Nabors Industries Inc*
      6,800 Noble Affiliates Inc
     43,100 Occidental Petroleum Corp
     14,100 Oryx Energy Co*
      4,700 Parker & Parsley Petroleum Co
      7,600 Parker Drilling Co*
      6,300 Pennzoil Co
     35,500 Phillips Petroleum Co
      4,450 Quaker State Corp
     13,400 Ranger Oil Ltd
     11,400 Rowan Companies Inc*
     72,600 Royal Dutch Petroleum Co
     12,200 Santa Fe Energy Resources Inc*
     32,800 Schlumberger Ltd
      5,300 Smith International Inc*
     10,200 Sun Company Inc
     35,800 Texaco Inc
      5,000 Tosco Corp
     33,500 UnoCal Corp
      6,826 Weatherford Enterra Inc*
                                                                     $

OTHER TRANS. SERVICES --- 0.2%
      6,200 Alexander & Baldwin Inc
      5,000 FMC Corp*
      7,700 Federal Express Corp*
      2,700 General American Transportation Corp
      5,200 JB Hunt Transport Services Inc
      4,900 Overseas Shipholding Group Inc
      7,200 Tidewater Inc


RAILROADS --- 1.0%
     19,200 Burlington Northern Santa Fe
     28,600 CSX Corp
     10,600 Conrail Inc
      5,700 Illinois Central Corp
      5,500 Kansas City Southern Industries Inc
     17,600 Norfolk Southern Corp
     27,900 Union Pacific Corp


RETAIL TRADE --- 5.4%
     34,200 Albertson's Inc
     20,000 American Stores Co
      3,100 AnnTaylor Stores Corp*
      5,800 Best Buy Inc*
      5,700 Bob Evans Farms Inc
     10,300 Brinker International Inc*
      4,200 Buffets Inc*
      6,700 CML Group Inc
     14,000 Charming Shoppes Inc
     13,200 Circuit City Stores Inc
      2,800 Claire's Stores Inc
      8,100 Cracker Barrel Old Country Store Inc
     21,400 Darden Restaurants Inc
      9,700 Dayton Hudson Corp
     15,300 Dillard Department Stores Inc
      7,766 Dollar General Corp
      3,500 Donaldson Company Inc
      3,700 Duty Free International Inc
      7,700 Family Dollar Stores Inc
      5,100 Fastenal Co
     27,400 Federated Department Stores Inc*
      6,200 Fingerhut Companies Inc
      3,600 Fred Meyer Inc*
     19,500 Gap Inc
      4,500 Gencorp Inc
     16,650 Genuine Parts Co
      8,000 Giant Food Inc
      5,200 Great Atlantic & Pacific Tea Company Inc
      2,900 Hancock Fabrics Inc
      5,700 Hannaford Brothers Co
      6,525 Heilig-Meyers Co
     64,600 Home Depot Inc
     12,300 Home Shopping Network Inc*
      4,700 Intelligent Electronics Inc
      3,100 International Dairy Queen Inc*
     30,600 JC Penney & Company Inc
     62,100 KMart Corp
      5,000 Kohls Corp*
     16,750 Kroger Co*
     48,500 Limited Inc
      2,700 Longs Drug Stores Corp
     21,800 Lowe's Companies Inc
      3,200 Luby's Cafeterias Inc
      3,500 MacFrugal's Bargains-Close-Outs Inc*
     33,800 May Department Stores Co
     94,000 McDonald's Corp
     14,200 Melville Corp
      5,000 Mercantile Stores Company Inc
      4,200 Micro Warehouse Inc*
      4,650 Morrison Restaurants Inc
     11,100 Nordstrom Inc
     21,025 Office Depot Inc*
      5,900 Outback Steakhouse Inc*
      9,100 Revco DS Inc*
     11,300 Rite Aid Corp
      6,200 Ruddick Corp
      7,200 Ryan's Family Steak Houses Inc*
      2,750 Sbarro Inc
     52,800 Sears Roebuck & Co
     13,500 Service Merchandise Company Inc*
      5,600 Shoney's Inc*
      3,800 Sizzler International Inc
     14,180 Staples Inc*
      9,800 TJX Companies Inc
      8,600 Tandy Corp
      8,400 The Pep Boys - Manny Moe & Jack
     37,000 Toys R Us Inc*
      5,900 Vons Companies Inc*
      4,500 Waban Inc*
    311,000 Wal-Mart Stores Inc
     33,400 Walgreen Co
     13,800 Wendy's International Inc
     20,400 Winn-Dixie Stores Inc
     18,000 Woolworth Corp
                                                                     $

SECURITIES & COMMODITIES --- 0.8%
      8,450 AG Edwards Inc
     23,650 Charles Schwab & Company Inc
     22,903 Dean Witter Discover & Co
     10,950 Franklin Resources Inc
     23,800 Merrill Lynch & Company Inc
     10,550 Morgan Stanley Group Inc
     13,400 Paine Webber Group Inc
     14,400 Salomon Inc
     15,861 The Bear Stearns Companies Inc


TELEPHONE --- 4.9%
      8,500 ADC Telecommunications Inc*
     25,600 Alltel Corp
     75,000 Ameritech Corp
     59,300 Bell Atlantic Corp
    134,600 Bellsouth Corp
      8,000 Century Telephone Enterprises Inc
     21,300 Frontier Corp
    131,200 GTE Corp
      5,000 Lincoln Telecommunications Co
     91,800 MCI Communications Corp
     57,900 Nynex Corp
     82,600 SBC Communications Inc
      8,800 Southern New England Telecommunications Corp
     47,250 Sprint Corp
                                                                     $

TRANSPORTATION EQUIPMENT --- 4.2%
     38,300 Allied-Signal Inc
     51,800 Chrysler Corp
      5,400 Cummins Engine Company Inc
     13,700 Dana Corp
     10,500 Eaton Corp
      8,100 Echlin Inc
      4,700 Federal-Mogul Corp
      6,200 Fleetwood Enterprises Inc
    145,500 Ford Motor Co
      8,500 General Dynamics Corp
    101,300 General Motors Corp
     10,500 Harley-Davidson Inc
     27,166 Lockheed Martin Corp
     15,200 McDonnell Douglas Corp
     10,190 Navistar International Corp*
      6,700 Northrop Grumman Corp
      5,220 Paccar Inc
     29,400 Rockwell International Corp
      2,400 Rohr Inc*
      4,200 Sundstrand Corp
      4,000 Superior Industries International Inc
      8,900 TRW Inc
     11,500 Textron Inc
     46,500 The Boeing Co
      2,500 Thiokol Corp
     16,500 United Technologies Corp
                                                                     $

WATER --- 0.0%
      3,500 American President Companies Ltd
      4,600 American Water Works Company Inc


WHOLESALE TRADE - INDL --- 0.1%
     15,200 Alco Standard Corp
      1,600 Lawson Products Inc
      6,000 McKesson Corp


WHOLESALE TRADE -CONSUMER --- 1.7%
      7,200 Avery Dennison Corp
      5,440 Bergen Brunswig Corp
      6,587 Cardinal Health Inc
      5,100 Fleming Companies Inc
      4,600 Handleman Co
     19,400 Nike Inc
     26,371 Price/Costco Inc*
     93,000 Procter & Gamble Co
      4,000 Rayonier Inc
     10,200 Reebok International Ltd
      2,500 Stanhome Inc
      9,200 Supervalu Inc
     24,700 Sysco Corp
                                                                     $

TOTAL COMMON STOCK --- 99.2%                                        $7
(Cost $507,427,917)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 0.8%
  5,468,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 0.8%
(Cost $5,468,000)

TOTAL STOCK INDEX PORTFOLIO --- 100.0%                              $7
(Cost $512,895,917)


Maxim Series Fund, Inc.

Total Return Portfolio

BONDS

CREDIT INSTITUTIONS --- 3.5%
  1,000,000 Associates Corporation of North America
            Senior Notes
            8.800% August 1, 1998
    825,000 Fleet Financial Group
            Notes
            7.250% September 1, 1999


U.S. GOVERNMENTS --- 30.9%
  3,225,000 United States of America
            Treasury Notes
            8.125% August 15, 2019
  1,600,000 United States of America
            Treasury Notes
            7.875% November 15, 1999
  3,200,000 United States of America
            Treasury Notes
            8.125% February 15, 1998
  3,500,000 United States of America
            Treasury Notes
            7.250% August 15, 2004
  3,675,000 United States of America
            Treasury Notes
            6.750% April 30, 2000
                                                                     $

TOTAL BONDS --- 34.4%                                                $
(Cost $17,491,670)

COMMON STOCK

AIR --- 1.4%
     10,500 Delta Air Lines Inc


COMMUNICATIONS --- 2.9%
     12,300 AT&T Corp
     20,100 Vanguard Cellular Systems Inc*
      8,400 ViaCom Inc*


CONSUMER SERVICES --- 6.8%
     28,400 ADT Ltd*
     11,500 American Medical Response Inc*
      5,300 Genzyme Corp*
      7,200 ITT Corp*
     17,000 Manor Care Inc
     20,500 Service Corporation International
     17,100 St Jude Medical Inc*


CREDIT INSTITUTIONS --- 8.5%
     19,400 American Express Co
      9,700 BankAmerica Corp
      7,500 Chemical Banking Corp
     18,100 First Bank System Inc
     11,200 Fleet/Norstar Financial Group Inc
      7,900 JP Morgan & Company Inc
     17,100 Wachovia Corp


ELECTRONICS - HIGH TECH --- 5.8%
      4,500 AvNet Inc
     10,600 Digital Equipment Corp*
      9,800 General Motors Corp Class H
     11,700 Intel Corp
      9,800 Kemet Corp*
      4,600 Motorola Inc
     14,000 Seagate Technology Inc*


FORESTRY --- 0.8%
      6,100 Georgia-Pacific Corp


INDUSTRIAL SERVICES --- 1.6%
      4,700 Microsoft Corp*
      8,300 Shared Medical Systems Corp


INSURANCE --- 2.4%
     10,200 American International Group Inc
      7,200 ITT Hartford Group Inc*


MFTG - CONSUMER PRODS. --- 3.1%
      5,200 Campbell Soup Co
      9,300 Coca-Cola Co
     18,900 Nine West Group Inc*


MFTG - INDUSTRIAL PRODS --- 6.3%
     12,500 Aluminum Company of America
      8,500 Caterpillar Inc
      7,200 ITT Industries Inc*
     11,200 Kennametal Inc
      9,200 PPG Industries Inc
     14,400 Pfizer Inc
     15,900 United States Filter Co*


MINING --- 3.3%
     24,000 Barrick Gold Corp
     11,700 Phelps Dodge Corp
      6,200 Potash Corporation of Saskatchewan Inc


OIL & GAS --- 6.4%
      9,100 Amoco Corp
     19,800 Coastal Corp
     41,600 Nabors Industries Inc*
      7,800 Schlumberger Ltd
      8,500 Texaco Inc
     15,900 Weatherford Enterra Inc*


RETAIL TRADE --- 3.6%
     10,300 Federated Department Stores Inc*
     10,500 TJ International Inc
     27,600 Walgreen Co
     31,600 Wendy's International Inc


TELEPHONE --- 1.4%
     12,800 Ameritech Corp


TRANSPORTATION EQUIPMENT --- 1.6%
     11,000 The Boeing Co


WHOLESALE TRADE -CONSUMER --- 1.3%
      8,300 Procter & Gamble Co


TOTAL COMMON STOCK --- 57.0%                                         $
(Cost $25,431,741)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.6%
  1,400,000 Ford Motor Credit Co


FOREIGN BANKS --- 4.8%
  2,646,000 Canadian Imperial Bank of Commerce


INDUSTRIAL SERVICES --- 0.7%
    394,000 PHH Corp


SECURITIES & COMMODITIES --- 0.5%
    275,000 Merrill Lynch & Company Inc


TOTAL SHORT-TERM INVESTMENTS --- 8.6%
(Cost $4,711,745)

TOTAL TOTAL RETURN PORTFOLIO --- 100.0%                              $
(Cost $47,635,156)


Maxim Series Fund, Inc.

U S Government Securities Portfolio

BONDS

AGENCY --- 74.7%
  3,000,000 Federal Farm Credit Bank
            Medium Term Notes
            6.320% June 4, 2001
    157,794 Federal Home Loan Mortgage Corp
            Pool #E57977
            6.000% April 1, 2009
    127,054 Federal Home Loan Mortgage Corp
            Pool #E57809
            6.000% April 1, 2009
    206,501 Federal Home Loan Mortgage Corp
            Pool #E58355
            6.000% April 1, 2009
    226,295 Federal Home Loan Mortgage Corp
            Pool #E58713
            6.000% May 1, 2009
  1,019,880 Federal Home Loan Mortgage Corp
            Pool #N70016
            11.000% July 1, 2020
    853,209 Federal Home Loan Mortgage Corp
            Pool #M70044
            6.000% March 1, 2009
  2,502,197 Federal Home Loan Mortgage Corp
            Pool #G00256
            8.000% November 1, 2023
  1,368,090 Federal Home Loan Mortgage Corp
            Pool #G00300
            9.500% April 1, 2025
    655,818 Federal Home Loan Mortgage Corp
            Pool #G10205
            6.000% May 1, 2009
    451,054 Federal Home Loan Mortgage Corp
            Pool #G10257
            6.000% July 1, 2009
  2,397,830 Federal Home Loan Mortgage Corp
            Gold TBA
            8.500% March 1, 2020
  1,878,701 Federal Home Loan Mortgage Corp
            Pool #G10331
            6.000% September 1, 2009
  1,701,436 Federal Home Loan Mortgage Corp
            Pool #E00177
            6.500% December 1, 2007
    139,832 Federal Home Loan Mortgage Corp
            Pool #E00241
            6.000% October 1, 2008
    534,695 Federal Home Loan Mortgage Corp
            Pool #E00291
            6.000% April 1, 2009
    104,011 Federal Home Loan Mortgage Corp
            Pool #230019
            8.500% October 1, 2006
    997,209 Federal Home Loan Mortgage Corp
            Pool #260025
            10.250% October 1, 2010
  1,044,519 Federal Home Loan Mortgage Corp
            Pool #220010
            8.750% August 1, 2001
     81,962 Federal Home Loan Mortgage Corp
            Pool #730096
            10.000% July 1, 2005
    150,089 Federal Home Loan Mortgage Corp
            Pool #730105
            10.000% July 1, 2005
    260,442 Federal Home Loan Mortgage Corp
            Pool #E55428
            6.000% January 1, 2009
    856,633 Federal National Mortgage Association
            Pool #050965
            6.500% January 1, 2024
     98,036 Federal National Mortgage Association
            Pool #050992
            6.500% March 1, 2024
    924,372 Federal National Mortgage Association
            Pool #039271
            8.950% December 1, 2016
  1,902,614 Federal National Mortgage Association
            Pool #149168
            10.000% April 1, 2020
    315,721 Federal National Mortgage Association
            Pool #250178
            6.500% September 1, 2024
    443,540 Federal National Mortgage Association
            Pool #249455
            6.500% April 1, 2024
    233,602 Federal National Mortgage Association
            Pool #025004
            6.500% April 1, 2024
    470,793 Federal National Mortgage Association
            Pool #265868
            6.500% January 1, 2024
    565,497 Federal National Mortgage Association
            Pool #267849
            6.500% February 1, 2024
    234,200 Federal National Mortgage Association
            Pool #268691
            6.500% May 1, 2024
    539,291 Federal National Mortgage Association
            Pool #274657
            6.500% April 1, 2024
    182,725 Federal National Mortgage Association
            Pool #278431
            6.500% May 1, 2024
    275,905 Federal National Mortgage Association
            Pool #279255
            6.500% April 1, 2024
    500,926 Federal National Mortgage Association
            Pool #286108
            6.500% June 1, 2024
  1,042,176 Federal National Mortgage Association
            Pool #288916
            6.500% May 1, 2011
  1,987,291 Federal National Mortgage Association
            Pool #288735
            7.500% August 1, 2024
  2,163,195 Federal National Mortgage Association
            Pool #288748
            7.500% September 1, 2024
  1,235,232 Federal National Mortgage Association
            Pool #288761
            7.500% October 1, 2024
    977,670 Government National Mortgage Association
            Pool #365454
            7.000% September 15, 2025
  3,849,744 Government National Mortgage Association
            Pool #371006
            7.000% January 15, 2024
  1,017,678 Government National Mortgage Association
            Pool #372216
            7.000% September 15, 2025
  1,017,283 Government National Mortgage Association
            Pool #410771
            7.000% September 1, 2025
  1,017,477 Government National Mortgage Association
            Pool #416966
            7.000% September 15, 2025
    977,622 Government National Mortgage Association
            Pool #416973
            7.000% September 1, 2025
  1,654,272 Government National Mortgage Association
            Pool #248357
            9.000% July 15, 2018
    172,520 Government National Mortgage Association II
            Pool #001831
            9.500% May 20, 2022
  2,000,000 Tennessee Valley Authority
            Notes
            6.375% June 15, 2005
                                                                     $

U.S. GOVERNMENTS --- 19.2%
  3,700,000 United States of America
            Treasury Notes
            6.750% April 30, 2000
  7,000,000 United States of America
            Treasury Notes
            6.500% August 15, 2005
  1,000,000 United States of America
            Treasury Notes
            6.125% September 30, 2000
                                                                     $

TOTAL BONDS --- 94.0%                                                $
(Cost $57,672,932)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 6.0%
  3,891,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 6.0%
(Cost $3,891,000)

TOTAL U S GOVERNMENT SECURITIES PORTFOLIO --- 100.0%                 $
(Cost $61,563,932)


Maxim Series Fund, Inc.

Corporate Bond Portfolio

BONDS

AIR --- 2.5%
     50,000 AMR Corp
            Notes
            8.625% March 1, 2017
    250,000 AMR Corp
            Debentures
            9.000% August 1, 2012
    200,000 Air Wisconsin Services Inc
            Convertible Bonds
            7.750% June 15, 2010
     94,800 NWA Trust
            Bonds
            9.360% March 10, 2006
    450,000 United Air Lines Inc
            Pass Through Certificates
            9.560% October 19, 2018


CANADIAN - FEDERAL --- 2.5%
  1,450,000 Canada
            Debentures
            8.000% June 1, 2023


CANADIAN - PROVINCIAL --- 13.6%
  4,000,000 British Columbia
            Principal Strips
            0 % August 23, 2013
  1,400,000 British Columbia
            Debentures
            0 % June 9, 2014
  1,025,000 Manitoba
            Bonds
            7.750% December 22, 2025
  4,800,000 Ontario
            Zero Coupon Bonds
            0 % July 13, 2022
  1,300,000 Ontario Hydro
            Bonds
            8.900% August 18, 2022
  2,000,000 Quebec
            Debentures
            9.375% January 16, 2023
  1,640,000 Saskatchewan
            Debentures
            8.750% May 30, 2025


COMMUNICATIONS --- 5.5%
    250,000 CBS Inc
            Senior Notes
            7.125% November 1, 2023
    450,000 Nextel Communications Inc
            Senior Discount Notes
            0 % August 15, 2004
    200,000 Rogers Cablesystems of America
            Debentures
            9.650% January 15, 2014
    200,000 Tele-Communications Inc
            Debentures
            7.875% August 1, 2013
    500,000 Time Warner Entertainment LP
            Debentures
            8.375% March 15, 2023
    250,000 Time Warner Inc
            Callable Notes
            8.750% April 1, 2017
  2,500,000 Time Warner Inc
            Convertible Bonds
            0 % December 17, 2012


CONSTRUCTION --- 1.9%
    250,000 Hovnanian Enterprises Inc
            Subordinated Notes
            9.750% June 1, 2005
    219,000 Midland-Ross Corp
            Debentures
            6.000% February 15, 2007
    500,000 Pulte Corp
            Bonds
            7.300% October 24, 2005


CONSUMER SERVICES --- 0.6%
    200,000 Aktiebolaget SKF
            Convertible Bonds
            0 % July 26, 2002
    500,000 Discovery Zone Inc
            Convertible Bonds
            0 % October 14, 2013


ELECTRIC --- 2.2%
    350,000 Beaver Valley Funding Corp
            Debentures
            9.000% June 1, 2017
    250,000 Commonwealth Edison Co
            Debentures
            4.750% December 1, 2011
     50,000 Long Island Lighting Co
            Debentures
            8.200% March 15, 2023
    200,000 Mobil Energy Services LLC
            Bonds
            8.665% January 1, 2017
    250,000 Niagara Mohawk Power Corp
            Corporate Bonds
            7.875% April 1, 2024


ELECTRONICS - HIGH TECH --- 5.9%
    900,000 AST Research Inc
            Convertible Bonds
            0 % December 14, 2013
    250,000 Conner Peripherals Inc
            Convertible Bonds
            6.750% March 1, 2001
     50,000 Data General Corp
            Debentures
            8.375% September 15, 2002
    150,000 EDO Corp
            Convertible Bonds
            7.000% December 15, 2011
    250,000 Maxtor Corp
            Debentures
            5.750% March 1, 2012
    550,000 Micropolis Corp
            Convertible Sub Debentures
            6.000% March 15, 2012
    250,000 National Semiconductor Corp
            Convertible Bonds
            6.500% October 1, 2002
     50,000 Richardson Electronics Ltd
            Debentures
            7.250% December 15, 2006
    250,000 Unisys Corp
            Debentures
            9.750% September 15, 2016
    250,000 Unisys Corp
            Notes
            8.875% July 15, 1997
    850,000 Westinghouse Electric Corp
            Debentures
            7.875% September 1, 2023


ENVIRONMENTAL SERVICES --- 1.9%
    350,000 Air & Water Technologies Corp
            Convertible Bonds
            8.000% May 15, 2015
    105,000 Ogden Corp
            Eurodollar Convert Sub Bonds
            6.000% June 1, 2002
    495,000 Ogden Corp
            Eurodollar Convert Sub Bonds
            5.750% October 20, 2002


FOREIGN BANKS --- 0.4%
    300,000 Banco Central Costa Rica
            Brady Bonds
            6.250% May 21, 2010


FOREIGN GOVERNMENTS --- 16.8%
  2,250,000 Argentina
            Debentures
            5.000% March 31, 2023
    500,000 Ecuador
            Global Bonds
            0 % February 28, 2025
    575,000 Ireland
            Debentures
            8.250% August 18, 2015
    145,000 Ireland
            Notes
            6.250% October 18, 2004
  2,880,360 Mexico
            Treasury Bills
            0 % October 3, 1996
    250,000 Mexico
            Debentures Class A
            6.250% December 31, 2019
    250,000 Mexico
            Debentures Class B
            6.250% December 31, 2019
    785,000 New Zealand
            Bonds
            8.000% April 15, 2004
  2,020,000 New Zealand
            Bonds
            8.000% November 15, 2006
    250,000 Poland
            Global Bonds
            3.750% October 27, 2014
    250,000 Poland
            Global Bonds
            3.750% October 27, 2014
  1,450,000 Republic of Brazil
            Debentures
            4.250% April 15, 2024
  2,100,000 Republic of Brazil
            Bonds
            0 % April 15, 2024
    265,302 Republic of Brazil
            Capitalization Bonds
            8.000% April 15, 2014


HOLDING & INVEST. OFFICES --- 3.1%
    750,000 Federal Realty Investment Trust
            Convertible Bonds
            5.250% October 28, 2003
    100,000 Meditrust Corp
            Convertible Bonds
            7.500% March 1, 2001
  1,100,000 Rockefeller Center Properties Inc
            Debentures
            0 % December 31, 2000


MFTG - CONSUMER PRODS. --- 7.2%
    500,000 Borden Inc
            Debentures
            7.875% February 15, 2023
     50,000 Chiquita Brands International Inc
            Eurodollar Convert Sub Bonds
            7.000% March 28, 2001
     50,000 Chiquita Brands International Inc
            Senior Notes
            9.125% March 1, 2004
    250,000 Fieldcrest Cannon Inc
            Convertible Debentures
            6.000% March 15, 2012
    350,000 Fruit of the Loom Inc
            Debentures
            7.375% November 15, 2023
    900,000 RJR Nabisco Inc
            Bonds
            9.250% August 15, 2013
    700,000 RJR Nabisco Inc
            Bonds
            7.625% September 15, 2003
    700,000 The Penn Traffic Co
            Senior Subordinated Notes
            9.625% April 15, 2005


MFTG - INDUSTRIAL PRODS --- 5.8%
  1,800,000 Alza Corp
            Subordinated Notes
            0 % July 14, 2014
    275,000 Centocor Inc
            Eurodollar Convert Sub Bonds
            6.750% October 16, 2001
    500,000 Chiron Corp
            Convertible Bonds
            1.900% November 17, 2000
    800,000 Geneva Steel Co
            Senior Notes
            9.500% January 15, 2004
     75,000 Hexcel Corp
            Debentures
            0 % August 1, 2011
    350,000 USX-Marathon Group
            Debentures
            8.125% July 15, 2023
     50,000 USX-Marathon Group
            Debentures
            8.500% March 1, 2023


OIL & GAS --- 2.8%
    125,000 Cross Timbers Oil Co
            Convertible Bonds
            5.250% November 1, 2003
    250,000 Forest Oil Corp
            Senior Subordinated Notes
            11.250% September 1, 2003
    100,000 Lasmo
            Debentures
            7.750% October 4, 2005
    200,000 Maxus Energy Corp
            Debentures
            8.500% April 1, 2008
    100,000 Oryx Energy Co
            Convertible Debentures
            7.500% May 15, 2014
    500,000 Pennzoil Co
            Convertible Bonds
            4.750% October 1, 2003


OTHER TRANS. SERVICES --- 1.0%
    200,000 FMC Corp
            Debentures
            6.750% January 16, 2005
    100,000 Preston Corp
            Convertible Bonds
            7.000% May 1, 2011
    250,000 Worldway Corp
            Convertible Bonds
            6.250% April 15, 2011


REAL ESTATE --- 0.5%
    250,000 The Rouse Co
            Debentures
            5.750% July 23, 2002


RETAIL TRADE --- 3.8%
    125,000 Eagle Hardware & Garden Inc
            Convertible Bonds
            6.250% March 15, 2001
    100,000 Jacobson Stores Inc
            Convertible Bonds
            6.750% December 15, 2011
    500,000 KMart Corp
            Lease Notes
            9.780% January 5, 2020
    600,000 KMart Corp
            Pass Through Certificates
            9.350% January 2, 2020
    250,000 KMart Corp
            Debentures
            7.950% February 1, 2023
    250,000 Shoney's Inc
            Convertible Bonds
            0 % April 11, 2004
    500,000 Woolworth Corp
            Debentures
            8.500% January 15, 2022


TRANSPORTATION EQUIPMENT --- 1.8%
    450,000 Mascotech Inc
            Convertible Sub Debentures
            4.500% December 15, 2003
    300,000 Rohr Inc
            Debentures
            9.250% March 1, 2017
    213,000 Rohr Inc
            Debentures
            7.000% October 1, 2012


U.S. GOVERNMENTS --- 2.4%
  2,600,000 United States of America
            Principal Strips
            0 % August 15, 2023
    500,000 United States of America
            Treasury Bonds
            6.875% August 15, 2025


U.S. MUNICIPAL --- 0.8%
  2,500,000 Foothill Eastern Transportation
            Municipal Bonds
            0 % January 1, 2029
     50,000 New York
            Debentures
            9.500% June 1, 2009


WATER --- 0.1%
     50,000 Transport Maritima Mexicana SA
            Notes
            9.250% May 15, 2003


WHOLESALE TRADE - INDL --- 0.9%
    400,000 Flagstar Corp
            Debentures
            11.250% November 1, 2004
     75,000 Flagstar Corp
            Convertible Bonds
            10.000% November 1, 2014
    100,000 Telekom Malaysia Berhad
            Unsubordinated Bonds
            4.000% October 3, 2004


WHOLESALE TRADE -CONSUMER --- 0.6%
    250,000 Fuqua Industries Inc
            Debentures
            6.500% August 4, 2002
     50,000 Glycomed Inc
            Convertible Sub Debentures
            7.500% January 1, 2003
    200,000 Vendell Healthcare Inc
            Bonds
            12.000% December 5, 2000


TOTAL BONDS --- 84.8%                                                $
(Cost $34,713,285)

COMMON STOCK

FOREIGN GOVERNMENTS --- 0.0%
    500,000 Mexico - Recovery Rights*


TOTAL COMMON STOCK --- 0.0%
(Cost $0)

PREFERRED STOCK

CREDIT INSTITUTIONS --- 2.3%
      1,500 Bank of Boston Corp
        250 BankAmerica Corp
      4,600 BankAmerica Corp
      3,400 Citicorp
      1,000 First Chicago Corp
      1,500 Marine Midland Bank


ELECTRIC --- 2.9%
        909 Central Louisiana Electric Company Inc
      3,000 Long Island Lighting Co
      1,304 Louisiana Power & Light Co
      1,500 MDU Resources Group Inc
      9,461 Nevada Power Co
        530 New York State Electric & Gas Corp
      6,800 Niagara Mohawk Power Corp - Series B
      5,000 Niagara Mohawk Power Corp - Series C
      2,850 Niagara Mohawk Power Corp - Series E
        300 Northern States Power Co
      2,500 Texas Utilities Electric Co
        200 The Cleveland Electric Illuminating Co


ELECTRONICS - HIGH TECH --- 0.6%
     10,000 Unisys Corp


MFTG - INDUSTRIAL PRODS --- 1.7%
        950 Aluminum Company of America
     13,350 Bethlehem Steel Corp
      3,000 McDermott Inc


OIL & GAS --- 2.1%
        200 Enserch Corp
     12,000 Occidental Petroleum Corp
      5,000 UnoCal Corp


REAL ESTATE --- 0.2%
      1,500 The Rouse Co


TOTAL PREFERRED STOCK --- 9.8%
(Cost $4,218,511)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 5.4%
  2,439,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 5.4%
(Cost $2,439,000)

TOTAL CORPORATE BOND PORTFOLIO --- 100.0%                            $
(Cost $41,370,796)


Maxim Series Fund, Inc.

Small-Cap Index Portfolio

COMMON STOCK

AGRICULTURE --- 0.2%
        300 Alico Inc
      1,400 Barefoot Inc
        500 Dekalb Genetics Corp
      1,200 Delta & Pine Land Co
        800 Tejon Ranch Co


AIR --- 0.9%
      1,450 Air Express International Corp
      1,900 Airborne Freight Corp
      1,200 Alaska Air Group Inc*
      3,680 America West Airlines Inc*
        300 Amtran Inc*
      2,200 Comair Holdings Inc
      1,500 Continental Airlines Inc*
      2,500 Mesa Airlines Inc*
      1,800 Offshore Logistics Inc*
        700 Skywest Inc
      1,400 Tower Air Corp
      5,700 US Air Group Inc*
      1,500 Worldcorp Inc*


COMMUNICATIONS --- 2.5%
        100 Adelphia Communications Corp*
      1,400 American Mobil Satellite Corporation Inc*
        300 American Paging Inc*
        800 American Telecasting Inc*
      2,062 Arch Communications Group Inc*
      1,500 Associated Group Inc*
        700 BET Holdings Inc*
        800 Brite Voice Systems Inc*
      1,800 C-Tec Corp*
      1,985 CAI Wireless Systems Inc*
        500 Cellstar Corp*
        800 Cellular Communications Inc*
        900 Cellular Communications International Inc*
      1,000 Centennial Cellular Co*
      3,600 Century Communications Corp*
      1,275 Citicasters Inc
        700 Coherent Communications Systems Corp*
      1,400 Colonial Data Technologies Corp*
      1,200 Commnet Cellular Inc*
        700 DSP Communications Inc*
      1,400 Dial Page Inc*
        800 EIS International Inc*
        600 EZ Communications Inc*
        600 Emmis Broadcasting Corp*
        900 Evergreen Media Corp*
        600 Heftel Broadcasting Corp*
        500 Hickory Tech Corp
        300 IPC Information Systems Inc*
        700 Incomnet Inc*
        400 Intercel Inc*
      1,800 International Family Entertainment Inc*
        600 Jacor Communications Inc*
      1,721 Jones Intercable Inc*
        600 Mastec Inc*
        700 Metrocall Inc*
      2,157 Metromedia International Group Inc*
        200 Outlet Communications Inc*
        500 Palmer Wireless Inc*
      2,400 Paxson Communications Corp*
      3,000 Picturetel Corp*
      1,075 Pricellular Corp*
        500 Pronet Inc*
      2,750 Renaissance Communications Corp*
        400 SFX Broadcasting Inc*
        800 Silver King Communications Inc*
      1,400 TCA Cable TV Inc
        600 TCSI Corp*
        500 TSX Corp*
      1,400 Telular Corp*
      1,200 US Long Distance Corp*
      3,500 United International Holdings Inc*
        400 United Television Inc
        500 United Video Satellite Group Inc*
      1,600 Westcott Communications Inc*
        300 Xpedite Systems Inc*
        800 Young Broadcasting Corp*


CONSTRUCTION --- 1.1%
      1,100 Acme Metals Inc*
        300 American Buildings Co*
        100 American Midland Corp*
      1,000 Apogee Enterprises Inc
        600 Beazer Homes USA Inc*
        500 Continental Homes Holding Corp
        958 DR Horton Inc*
        600 Falcon Building Products Inc*
      2,300 Geon Co
        700 Granite Construction Inc
      1,500 Hovnanian Enterprises Inc*
      1,890 Insituform Technologies Inc*
      2,600 Kaufman & Broad Home Corp
      2,100 Lennar Corp
      1,500 MDC Holdings Inc
      2,200 Manufactured Home Communities Co
      2,800 Morrison Knudsen Corp*
      1,200 NVR Inc*
      1,500 Oasis Residential Inc
      1,700 Pulte Corp
        600 Redman Industries Inc*
        800 Schuler Homes Inc*
      2,400 Standard Pacific Corp
      4,100 The Presley Cos*
      1,200 The Ryland Group Inc
      1,700 Toll Brothers Inc*
      1,000 US Home Corp*


CONSUMER SERVICES --- 7.4%
        400 ABR Information Services Inc*
        200 AMC Entertainment Inc*
        600 Access Health Inc*
        700 Accustaff Inc*
      1,900 Acuson Corp*
        400 Advantage Health Corp*
        100 American Homepatient Inc*
        200 American List Corp
      1,200 American Medical Response Inc*
        300 Ameristar Casinos Inc*
        500 Anchor Gaming Co*
        800 Angelica Corp
        900 Apogee Inc*
        600 Apollo Group Inc*
      4,060 Apria Healthcare Group Inc*
      1,100 Argosy Gaming Corp*
      3,500 Aztar Corp*
      4,300 Bally Entertainment Corp*
        200 Bally's Grand Inc*
      1,609 Benson Eyecare Corp*
        300 Berlitz International Inc*
      3,400 Biocontrol Technology Inc*
      1,200 CNS Inc*
      1,300 CPI Corp
        900 Carmike Cinemas Inc*
      2,100 Carter-Wallace Inc
        900 Casino America Inc*
      1,800 Casino Magic Corp*
        300 Champion Healthcare Corp*
        400 Children's Discovery Centers of America Inc*
        200 Churchill Downs Inc
        400 ClinTrials Research Inc*
      1,200 Coastal Physician Group Inc*
      1,800 Community Health Systems Inc*
      4,000 Community Psychiatric Centers
      3,700 Coram Healthcare Corp*
      2,900 Coventry Corp*
      1,200 Datascope Corp*
      1,200 DeVry Inc*
      1,000 Diagnostic Products Corp
      5,200 Discovery Zone Inc*
      1,800 Doubletree Corp*
        600 Emcare Holding Inc*
      1,665 Enzo Biochem Inc*
        400 Equity Corporation International*
      1,400 Equity Inns Inc
      1,900 Forum Group Inc*
        700 Fusion Systems Corp*
      1,900 G&K Services Inc
        500 GC Companies Inc*
      1,300 Genesis Health Ventures Inc*
      1,865 Grancare Inc*
      2,400 Grand Casinos Inc*
        600 Griffin Gaming & Entertainment*
        500 Gryphon Holdings Inc*
        550 Guest Supply Inc*
        600 Harvard Industries Inc*
        500 Harveys Casino Resorts
        800 Health Management Inc*
        400 Healthwise America Inc*
      1,100 Hollywood Casino Corp*
      1,400 Hollywood Park Inc*
      4,649 Horizon/CMS Healthcare Corp*
        900 Human Genome Sciences Inc*
      1,900 Hydron Technologies Inc
        200 ITT Educational Services Inc*
        900 Incontrol Inc*
        600 Incyte Pharmaceuticals Inc*
        900 Insurance Auto Actions Inc*
      1,800 Integrated Health Services Inc*
      1,100 Interim Services Inc*
        700 Interpool Inc*
        900 Jenny Craig Inc*
      1,800 KinderCare Learning Centers Inc*
        200 Lab One Inc
      2,500 Lincare Holding Inc*
      1,500 Living Centers of America Inc*
      2,600 Magellan Health Services Inc*
      1,900 Mariner Health Group Inc*
        700 MedPartners Mullikin Inc*
        800 Minnesota Educational Computers*
        425 Monro Muffler/Brake Inc*
        400 Movie Gallery Inc*
        800 Multicare Companies Inc*
      1,100 National Auto Credit Inc*
      2,900 National Education Corp*
      2,492 Nellcor Inc*
      1,800 Nexstar Pharmaceuticals Inc*
      6,000 Novacare Inc*
      1,800 Omnicare Inc
      4,900 Ornda Healthcorp*
        300 Orthodontic Centers of America Inc*
        700 Ostex International Inc*
        550 PDT Inc*
        800 PHP Healthcare Corp*
        600 Peoples Choice Television Corp*
        400 Phamis Inc*
      3,175 Phycor Inc*
      1,300 Physician Computer Network Inc*
        800 Physician Reliance Network Inc*
      1,900 Physician Sales & Services Inc*
      2,750 Players International Inc*
      1,900 President Casinos Inc*
        600 Primadonna Resorts Inc*
      2,800 Prime Hospitality Corp*
      1,400 Quantum Health Resources Inc*
        975 Regal Cinemas Inc*
      1,100 Regency Health Services Inc*
        600 Regis Corp
      1,000 Renal Treatment Centers Inc*
      3,700 Republic Industries Inc*
        300 Res-Care Inc*
      1,400 Rio Hotel & Casino Inc*
      3,600 Rollins Truck Leasing Corp
        900 Rotech Medical Corp*
        200 Roto-Rooter Inc
      2,800 Savoy Pictures Entertainment Inc*
        400 Seafield Capital Corp
        400 Seattle Filmworks Inc*
      2,100 Sequus Pharmaceuticals Inc*
        533 Sholodge Inc*
      1,400 Showboat Inc
        700 Shuffle Master Inc*
      1,200 Sierra Health Services Inc*
        400 Speedway Motorsports Inc*
      1,200 Staar Surgical Co*
      1,200 Starsight Telecast Inc*
      1,700 Station Casinos Inc*
      1,600 Storage USA Inc
        400 Summit Care Corp*
      3,328 Sun Healthcare Group Inc*
        600 Sylvan Learning Systems Inc*
        900 The Marcus Corp
        700 TheraTx Inc*
      1,600 Toy Biz Inc*
        300 US Delivery Systems Inc*
        500 UniHolding Corp*
      1,900 Unifirst Corp
        500 United American Healthcare Corp*
      1,300 Universal Health Services Inc*
        200 Vitalink Pharmacy Services Inc*
      3,100 Vivra Inc*
      1,900 Westwood One Inc*


CREDIT INSTITUTIONS --- 6.9%
      1,100 Albank Financial Corp
        700 American Annuity Group Inc
      1,000 American Federal Bank FSB
        500 Amfed Financial Inc
      2,100 Ampal American Israel Corp*
        500 Anchor Bancorp Wisconsin Inc
      1,425 Associated Banc-Corp
      1,000 Astoria Financial Corp
        305 BT Financial Corp
        525 Bank of Granite Corp
        300 Bank of New Hampshire Corp
        400 Bankers First Corp
        600 Bay View Capital Corp
        800 Bell Bancorp Inc
      1,100 Brooklyn Bancorp Inc*
        700 CBT Corp
        900 California Bancshares Inc
      4,500 California Federal Bank FSB*
      1,000 Capsure Holdings Corp*
      1,200 Center Financial Corp
      4,060 Charter One Financial Inc
      1,200 Citizens Bancorp
        300 Citizens Bancshares Inc
      3,500 City National Corp
        700 Cole Taylor Financial Group Inc
      1,900 Collective Bancorp Inc
      1,000 Colonial Bancgroup Inc
      1,025 Commerce Bancorp Inc
      1,300 Commercial Federal Corp
        300 Commonwealth Savings Bank
      2,200 Concord EFS Inc*
      1,000 Cullen/Frost Bankers Inc
      1,700 Deposit Guaranty Corp
        500 FFY Financial Corp
        800 First Citizens Bancshares Inc
      2,300 First Commercial Corp
      2,100 First Commonwealth Financial Corp
        600 First Federal Savings Bank of Colorado
      1,141 First Financial Bancorp
      2,700 First Financial Corp
        420 First Financial Corp-Indiana
      1,648 First Michigan Bank Corp
      1,000 First Midwest Bancorp Inc
        800 FirstBank Illinois Co
      1,350 FirstBank Puerto Rico
        900 FirstFed Financial Corp*
      3,100 FirstMerit Corp
      1,350 Firstier Financial Inc
        200 General Acceptance Corp*
      3,700 Glendale Federal Bank FSB*
        200 Harris Savings Bank
      2,165 Home Financial Corp
        500 Homeland Bankshares Corp
      1,150 Hubco Inc
        835 Imperial Bancorp*
        850 Imperial Credit Industries Inc*
        300 Investment Technology Group Inc*
         32 Investors Financial Services Corp*
        500 Liberty Bancorp Inc
      1,000 Life Bancorp Inc
      2,400 Long Island Bancorp Inc
        600 MLF Bancorp Inc
      2,500 Magna Group Inc
      1,100 Mark Twain Bancshares Inc
        300 Metrobank
        500 Michigan Financial Corp
        627 Mid-America Bancorp
        600 NS Bancorp Inc
        415 National City Bancshares Inc
      1,051 New York Bancorp Inc
      1,400 North American Mortgage Co
      2,300 North Fork Bancorporation Inc
        415 North Side Savings Bank
      1,600 Olympic Financial Ltd*
        400 Park National Corp
        800 Peoples Bank of Bridgeport
        850 Pikeville National Corp
      3,200 Premier Bancorp Inc
      1,200 RCSB Financial Inc
        337 Regional Acceptance Corp*
        789 Resource Bancshares Mortgage Group Inc*
      1,900 Riggs National Corp*
        700 River Forest Bancorp
      1,750 St Paul Bancorp Inc
      1,700 Standard Financial Inc*
        400 Student Loan Corp
        300 Suffolk Bancorp
        400 Sumitomo Bank of California
      3,110 Summit Bank Corp
      1,100 Susquehanna Bancshares Inc
      1,200 The Greater New York Savings Bank*
      2,637 The Money Store Inc
      1,500 The Trust Company of New Jersey
        330 Tompkins County Trust Co
      1,000 Trans Financial Bancorp Inc
        100 Transmedia Asia Pacific Inc*
      1,580 Trustco Bank Corp
      1,784 UMB Financial Corp
        900 US Trust Corp
        500 USBancorp Inc
      1,300 UST Corp*
      1,100 United Bankshares Inc
      1,400 United Carolina Bancshares Corp
      3,315 Valley National Bancorp
        800 Vallicorp Holdings Inc
        400 Vermont Financial Services Corp
        500 Victoria Bankshares Inc
        700 Wesbanco Inc
        800 WestAmerica Bancorp
        925 Westcorp Inc
      3,000 Western National Corp
      1,350 Whitney Holding Corp
        240 Winthrop Resources Corp
      1,700 World Acceptance Corp*
      1,300 Zions Bancorp


ELECTRIC --- 2.3%
      1,300 Black Hills Corp
      1,600 Central Hudson Gas & Electric Corp
      2,100 Central Louisiana Electric Company Inc
      3,000 Central Maine Power Co
      1,100 Central Vermont Public Service Corp
      6,500 Citizens Utilities Co*
        800 Commonwealth Energy System Cos
      1,400 Destec Energy Inc*
      1,900 Eastern Utilities Associates
      1,400 Empire District Electric Co
        900 Energen Corp
        400 Green Mountain Power Corp
      2,700 IES Industries Inc
        900 Interstate Power Co
      2,600 MDU Resources Group Inc
      1,000 Madison Gas & Electric Co
        800 Northwestern Public Service Co
      1,200 Orange & Rockland Utilities Inc
      1,000 Otter Tail Power Co
        500 Pennsylvania Enterprises Inc
      3,800 Public Service Company of New Mexico*
      2,700 Sierra Pacific Resources
      1,051 Sithe-Energies Inc*
      1,400 Southern Indiana Gas & Electric Co
        400 St Joseph Light & Power Co
      1,000 TNP Enterprises Inc
     14,700 Tucson Electric Power Co*
      3,000 UGI Corp
      1,300 United Illuminating Co
      2,200 WPS Resources Corp


ELECTRONICS - HIGH TECH --- 12.9%
        500 3D Systems Corp*
      1,500 ADAC Laboratories
      2,600 AST Research Inc*
      1,500 ATS Medical Inc*
        500 Acme Electric Corp*
      1,400 Actel Corp*
        600 Adflex Solutions Inc*
      1,200 Advanced Technology Laboratories Inc*
      1,000 Alantec Corp*
      2,400 Allen Group Inc
      1,200 Alliant Techsystems Inc*
        600 Alpha Industries Inc*
        800 Altron Inc*
      1,700 Ameridata Technologies Inc*
      3,000 Ametek Inc
      2,500 Amsco International Inc*
        700 Analogic Corp
      1,400 Antec Corp*
      1,300 Apertus Technologies Inc*
      1,100 Applied Digital Access Inc*
        800 Applied Innovation Inc*
      2,200 Applied Magnetics Corp*
      1,000 Applix Inc*
        500 Arbor Health Care Co*
      1,900 Aspect Telecommunications Corp*
        500 Aspen Technology Inc*
      1,500 Atari Corp*
      1,600 Augat Inc
      2,100 Auspex Systems Inc*
      1,940 Baldor Electric Co
      2,400 Ballard Medical Products Co*
        500 Bio Rad Labs Inc*
      1,400 Black Box Corp*
        400 Boca Research Inc*
      1,800 Boston Technology Inc*
      1,200 Broadband Technolgies Inc*
      1,400 Brooktree Corp*
      1,450 Burr Brown Corp*
        900 C COR Electronics Inc*
      2,900 C-Cube Microsystems Inc*
        300 CTS Corp
        900 Cable Design Technologies Co*
      1,500 California Microwave Inc*
      1,300 Cellpro Inc*
        400 Charter Power Systems Inc
      1,300 Checkpoint Systems Inc*
        400 Cherry Corp*
      1,900 Chips & Technologies Inc*
        900 Cidco Inc*
      1,100 Cincinnati Microwave Inc*
      1,100 Circon Corp*
      2,900 Cognex Corp*
      1,000 Coherent Inc*
        800 Cohu Inc
        800 Collagen Corp
        600 Communications Systems Inc
      1,400 Compression Labs Inc*
      2,200 Computer Products Inc*
      1,900 Comverse Technology Inc*
      1,000 Conmed Corp*
      4,900 Conner Peripherals Inc*
      2,300 Cray Research Inc*
      1,950 Credence Systems Corp*
        800 Cree Research Inc*
        300 Cubic Corp
      1,700 Cyrix Corp*
        700 DH Technology Inc*
        700 DSP Group Inc*
      1,400 Daig Corp*
      2,000 Dallas Semiconductor Corp
      1,000 Daniel Industries Inc
      3,400 Data General Corp*
      1,100 Digi International Inc*
        400 Digital Link Corp*
      1,400 Digital Microwave Corp*
        600 Dionex Corp*
        700 Dovatron International Inc*
        800 EMPI Inc*
        800 Electro Scientific Industries Inc*
      1,600 Electroglas Inc*
        300 Eltron International Inc*
        700 Energy Conversion Devices Inc*
        700 Epic Design Technology Inc*
        600 Esterline Technologies Corp*
        800 Evans & Sutherland Computer Corp*
      2,000 Exabyte Corp*
        900 Exar Corp*
      3,900 Executone Information Systems Inc*
        600 Exide Electricians Group Inc*
        400 Expert Software Inc*
        900 FORE Systems Inc*
        300 Firefox Communications Inc*
      2,200 First Alert Inc*
        500 Fluke Corp
        400 Franklin Electric Company Inc
        700 Fresenius USA Inc*
        500 GTI Corp*
        600 Gelman Sciences Inc*
      1,900 General Datacomm Industries Inc*
      1,200 General Magic Inc*
      1,800 Genrad Inc*
      1,500 Genus Inc*
      3,700 Geotek Communications Inc*
      1,300 Global Village Communication Co*
      1,000 Gulf South Medical Supply Inc*
        200 HCIA Inc*
        325 Hach Co
        700 Hadco Corp*
      2,200 Haemonetics Corp*
      1,250 Harman International Industries Inc
        600 Harmon Industries Inc
        900 Health Management Systems Inc*
      1,000 Heart Technology Inc*
        300 Heartland Wireless Co*
      1,050 Holophane Corp*
        500 Hutchinson Technology Inc*
        700 I-Stat Corp*
      1,600 IMO Industries Inc*
        800 ITI Technologies Inc*
      1,500 Identix Inc*
      1,700 Input/Output Inc*
        700 Inso Corp*
        900 Integrated Circuit Systems Inc*
      1,100 Integrated Process Equipment Corp*
      1,300 Integrated Silicon Solution Inc*
        700 Inter-Tel Inc*
      4,100 Interdigital Communications Inc*
      3,600 Intergraph Corp*
      2,800 International Cabletel Inc*
      4,200 International Rectifier Corp*
      1,400 Intervoice Inc*
      2,200 Invacare Corp
      1,400 Irvine Sensors Corp*
      1,700 Juno Lighting Inc
        600 LS Starrett Co
      2,700 LTX Corp*
      2,000 Lattice Semiconductor Corp*
      1,200 Level One Communications Inc*
      1,100 Littelfuse Inc*
      1,700 Lojack Corp*
        450 Lunar Corp*
        400 MTS Systems Corp
      2,700 Macromedia Inc*
      1,800 Magnetek Inc*
      1,600 Marshall Industries*
        700 Mattson Technology Inc*
      1,100 Measurex Corp
      1,000 Medisense Inc*
      2,000 Mentor Corp
        300 Merix Corp*
      2,900 Methode Electronics Inc
      1,100 Metricom Inc*
        500 Micrel Inc*
      1,100 Micro Linear Corp*
        700 MicroTouch Systems Inc*
        400 Microdyne Corp*
        900 Micron Electronics Inc*
        400 Microtech Research Inc*
        400 Microtest Inc*
        500 Mine Safety Appliances Co
      1,200 Mylex Corp*
      1,200 National Computer Systems Inc
      1,700 Network Equipment Technologies Inc*
        900 Numerex Corp*
      1,500 OEA Inc*
      1,600 Oak Industries Inc*
        500 Oak Technology Inc*
      2,020 Octel Communications Corp*
        300 Open Environment Corp*
        600 Opti Inc*
        400 Orbit Semiconductor Inc*
        600 Ortel Corp*
      1,000 P-Com Inc*
        500 PRI Automation Inc*
        900 PSC Inc*
      1,000 Pacific Scientific Co
        900 Pairgain Technologies Inc*
        800 Park Electrochemical Corp
      1,000 Pittway Corp
        700 Plantronics Inc*
        300 Printronix Inc*
        600 Proxima Corp*
        600 Quick Response Services Inc*
      1,100 Quickturn Design Systems Inc*
      1,600 Radius Inc*
      1,100 Rational Software Corp*
        800 Recoton Corp*
        300 Remedy Corp*
        900 Research Industries Corp*
      1,400 Resound Corp*
      1,300 Respironics Inc*
        900 Rival Co
        600 Rogers Corp*
      2,700 SCI Systems Inc*
        200 SDL Inc*
        700 Safeskin Corp*
        300 Safety 1st Inc*
        800 Sanmina Corp*
        900 Security Dynamics Technologies Inc*
        550 Semitool Inc*
      1,800 Sepracor Inc*
      3,000 Sequent Computer Systems Inc*
      2,400 Sierra Semiconductor Corp*
        900 Siliconix Inc*
      1,600 Sofamor Danek Group Inc*
        400 Softdesk Inc*
      1,700 Softkey International Inc*
      1,000 Spacelabs Inc*
        700 Spectrian Corp*
      1,200 Standard Microsystems Corp*
      1,600 Steris Corp*
      2,300 Stratus Computer Inc*
        800 SubMicron Systems Inc*
        500 Sullivan Dental Products Inc
        600 Summa Four Inc*
      2,550 Summit Technology Inc*
      1,500 Sunrise Medical Inc*
      1,400 Symmetricom Inc*
        900 Syquest Technology Inc*
        800 Systemsoft Corp*
        200 TGV Software Inc*
        900 Target Therapeutics Inc*
        600 Tech-Sym Corp*
      1,400 Tecnol Medical Products Inc*
      1,600 Teleflex Inc
        300 The Panda Project Inc*
        800 The Peak Technologies Group Inc*
      1,500 Thermedics Inc*
        900 Thomas Industries Inc
        600 Three Five Systems Inc*
      1,400 Tivoli Systems Inc*
      1,200 Tracor Inc*
      1,000 Trident Microsystems Inc*
      1,700 Trimble Navigation Ltd*
      3,000 Unilab Corp*
        300 Union Switch & Signal Inc*
        900 Unitrode Corp*
        900 Utah Medical Products Inc*
      1,900 Ventritex Inc*
        500 Veritas Software Corp*
        900 Visx Inc*
        500 Vital Signs Inc
      1,100 Vitesse Semiconductor Corp*
        700 Watkins Johnson Co
        500 Wavephore Inc*
        500 Wind River Systems*
      1,500 Windmere Corp
        500 Wireless Telecom Group Inc
        950 Woodhead Industries Inc
      1,200 X-Rite Inc
        400 Xcellenet Inc*
      1,600 Zebra Technologies Corp*
      1,800 Zilog Inc*


ENVIRONMENTAL SERVICES --- 0.6%
      1,700 Air & Water Technologies Corp*
      2,800 Allied Waste Industries Inc*
        300 Horsehead Resource Development Co*
      1,100 ICC Technologies Inc*
      3,000 International Technology Corp*
      2,000 Mid-American Waste Systems Inc*
      1,000 Molten Metal Technology Inc*
      1,800 OHM Corp*
        400 Prins Recycling Corp*
      5,500 Rollins Environmental Services Inc*
        200 Sevenson Environmental Services Inc
      1,200 Tetra Technologies Inc*
        372 Thermo Remediation Inc
      4,082 USA Waste Services Inc*
      1,200 United Waste Systems Inc*
        900 Western Waste Industries Co*
      1,100 Zurn Industries Inc


FORESTRY --- 0.1%
      2,200 Chesapeake Corp


GAS --- 2.1%
        500 Aquila Gas Pipeline Co
      1,450 Atmos Energy Corp
      1,200 Bay State Gas Co
        800 Cascade Natural Gas Corp
        800 Colonial Gas Co
        800 Connecticut Energy Corp
        900 Connecticut Natural Gas Corp
      1,800 Eastern Enterprises
      1,800 Indiana Energy Inc
        900 KCS Energy Inc
      1,835 KN Energy Inc
      1,600 Laclede Gas Co
        700 NUI Corp
      1,600 New Jersey Resources Corp
        600 North Carolina Natural Gas Corp
      1,300 Northwest Natural Gas Co
      2,500 OneOk Inc
      2,600 Piedmont Natural Gas Company Inc
      2,100 Pride Petroleum Services Inc*
      1,700 Public Service Company of North Carolina Inc
      3,100 Seagull Energy Corp*
      1,000 South Jersey Industries Inc
      1,055 Southeastern Michigan Gas Enterprises Inc
        585 Southern Union Co*
      2,200 Southwest Gas Corp
      2,300 Southwestern Energy Co
        870 Tejas Gas Corp*
      1,300 Tejas Power Corp*
        900 USX-Delhi Group
      1,200 United Cities Gas Corp
      2,200 Washington Energy Co
      1,500 Western Gas Resources Inc
      1,600 Wicor Inc
        900 Yankee Energy Systems Inc


HIGHWAYS --- 0.1%
      1,800 Arnold Industries Inc
      1,100 Swift Transportation Company Inc*
      2,000 Yellow Corp


HOLDING & INVEST. OFFICES --- 8.1%
        400 AMLI Residential Properties Trust
      1,100 Alexander Haagen Properties Inc
      1,200 Allied Capital Commercial Corp
        900 Amcore Financial Inc
        100 Amerco Inc*
      1,900 American Health Properties Inc
        900 Amvestors Financial Corp
        900 Associated Estates Realty Corp
      2,600 Avalon Properties Inc
        312 BOK Financial Corp*
      1,000 BRE Properties Inc
        600 BSB Bancorp
      1,600 Bancorpsouth Inc
        860 Bankers Corp
        600 Banknorth Group Inc
      1,100 Bay Apartment Communities Inc
      2,300 Berkshire Realty Inc
        850 Bradley Real Estate Inc
        450 Brenton Banks Inc
      1,900 CBL & Associated Properties Inc
      1,617 CNB Bancshares Inc
        400 CPB Inc
      1,200 CRI Liquidating Real Estate Investment Trust Inc
      1,025 CSF Holdings Inc*
      1,300 Camden Property Trust
      2,150 Capstead Mortgage Corp
      1,200 Carr Realty Corp
        800 Centerpoint Properties Corp
      2,100 Centura Banks Inc
        800 Chelsea GCA Realty Inc
        850 Chemical Financial Corp
        700 Chittenden Corp
        200 Christiana Companies Inc*
      1,200 Cilcorp Inc
        500 Citfed Bancorp Inc
        900 Citizens Banking Corp
      1,000 Citizens Inc*
      1,700 Coast Savings Financial Inc*
      1,200 Colonial Properties Trust
      1,000 Columbus Realty Trust
      1,100 Commercial Net Lease Realty Inc
        900 Community First Bancshares Inc
      2,000 Cousins Properties Inc
      2,800 Criimi Mae Inc
      2,000 Crown American Realty Trust
      1,500 Developers Diversified Realty Corp
      2,200 Duke Realty Investments Inc
        700 Eaton Vance Corp
      1,200 Excel Realty Trust Inc
        420 F&M Bancorp
        500 F&M Bankcorp Inc
      1,510 F&M National Corp
        825 FNB Corp
      1,100 Factory Stores of America Inc
        300 Farmers Capital Bank Corp
      2,900 Federal Realty Investment Trust
        566 Financial Trust Corp
      1,100 First Commerce Bancshares Inc
        500 First Financial Bankshares Inc
        500 First Financial Holdings Inc
        433 First Industrial Corp
        450 First Merchants Corp
      1,400 First National Bancorp
        672 First Source Corp
      1,700 First Union Real Estate Equity & Mortgage Investments
        300 First United Bancshares Inc
        750 First Western Bancorp
        700 Fund American Enterprises Holdings Inc*
      2,000 Glimcher Realty Trust
        600 Hancock Holding Co
        600 Harleysville Group Inc
        515 Harleysville National Corp
      1,200 Hawkeye Bancorp
      1,100 Health Care Real Estate Investment Trust Inc
      1,200 Healthcare Realty Trust Co
        500 Heritage Financial Services Inc
      1,000 IBS Financial Corp
      2,300 IRT Property Co
        700 ISB Financial Corp
        900 Inacom Corp*
        300 Irwin Financial Corp
      1,200 JP Realty Inc
        800 JSB Financial Inc
      1,400 Jefferson Bankshares Inc
        800 Kasler Holding Co*
      2,233 Keystone Financial Inc
      1,600 Koger Equity Inc*
        900 Kranzco Realty Trust
      1,600 LTC Properties Inc
        200 Liberty Financial Co
      2,600 Liberty Property Trust
      1,400 Life USA Holding Inc*
        800 Loyola Capital Corp
        540 MAF Bancorp Inc
      1,100 MGI Properties Inc
        600 Magna Bancorp
        600 Mark Centers Trust
        300 Maryland Federal Bancorp Inc
        400 Merchants New York Bancorp Inc
      2,700 Merry Land & Investment Company Inc
      1,766 Mid-America Inc
        100 Midland Co
        756 NBT Bancorp Inc
        400 National Bancorp of Alaska Inc
      1,700 National Commerce Bancorp
      1,000 National Golf Properties Inc
      1,500 National Health Investors Inc
        635 National Penn Bancshares Inc
      1,800 Nationwide Health Properties Inc
        500 Omega Financial Corp
      1,435 Omega Healthcare Investors Inc
      1,300 Onbancorp Inc
      1,400 One Valley Bancorp of West Virginia Inc
        700 Pennsylvania Real Estate Investment Trust
        725 Peoples First Corp
      1,500 Peoples Heritage Financial Group Inc
        300 Pinnacle Banc Group Inc
      2,000 Pioneer Group Inc
        800 Provident Bancorp Inc
        625 Provident Bankshares Corp
      2,900 Public Storage Inc
        500 Queens County Bancorp Inc
      2,200 RFS Hotel Investments Inc
      2,600 RPS Realty Trust
        300 RS Financial Corp
      2,800 Ralcorp Holdings Inc*
        900 Real Estate Investment Trust of California
        600 Regency Realty Corp
        900 Reliance Bancorp Inc
      1,585 Republic Bancorp Inc
      3,202 Roosevelt Financial Group Inc
      1,000 S&T Bancorp Inc
        700 SFFED Corp
        200 SJW Corp
      1,100 Saul Centers Inc
        900 Security Capital Corp*
        800 Security-Connecticut Life Insurance Co
      1,100 Shurgard Storage Centers Inc
        800 Silicon Valley Bancshares*
      1,800 South West Property Trust Inc
      3,814 Sovereign Bancorp Inc
        600 St Francis Capital Corp
      1,700 Summit Properties Inc
        900 Sun Communities Inc
        800 TR Financial Corp
        500 Tanger Factory Outlet Centers Inc
      2,800 Taubman Centers Inc
        500 The Boston Bancorp
      1,100 Thornburg Mortgage Asset Co
      1,400 Town & Country Trust
      1,000 Tucker Properties Corp
      2,100 United Companies Financial Corp
        130 United Counties Bancorp
      5,200 United Dominion Realty Trust Inc
      2,000 WHX Corp*
      2,900 Washington Real Estate Investment Trust
        500 Webster Financial Corp
      1,500 Wellsford Residential Property Trust
      1,600 Western Investment Real Estate Trust
        500 White River Corp*


INDEPENDENT POWER PROD --- 0.0%
        300 Trigen Energy Corp


INDUSTRIAL SERVICES --- 7.3%
        600 ABM Industries Inc
        700 Aaron Rents Inc
        900 Ackerley Communications Inc
        300 Active Voice Corp*
      1,600 Acxiom Corp*
      3,100 Advanced Tissue Sciences Inc*
      1,800 Advo Inc
        700 Affiliated Computer Services Inc*
      3,600 Allwaste Inc*
        400 Alternative Resources Corp*
        950 American Business Information Inc*
      2,450 American Management Systems Inc*
        900 American Superconductor Corp*
        700 Analysts International Corp
      2,600 Applied Bioscience International Inc*
      1,300 Artisoft Inc*
      1,100 Atria Software Inc*
      5,000 Aura Systems Inc*
      1,900 Avid Technology Inc*
      1,600 BBN Corp*
      1,500 Banyan Systems Inc*
      1,500 Bisys Group Inc*
      1,000 Boole & Babbage Inc*
      2,600 Borland International Inc*
        800 Broadway & Seymour Inc*
      1,000 CDI Corp*
        200 CDW Computer Centers Inc*
      1,200 Caere Corp*
        800 Cambridge Technology Partners Inc*
        500 Career Horizons Inc*
        831 Cellular Technical Services Co*
      3,400 Cheyenne Software Inc*
      1,200 Chronimed Inc*
      2,400 Columbia Laboratories Inc*
        800 Computer Horizons Corp*
        300 Computer Language Research Inc
        800 Computer Task Group Inc
      5,600 Computervision Corp*
      1,800 Continuum Inc*
      1,100 Control Data Systems Inc*
      2,800 Corrections Corporation of America*
        700 Corrpro Companies Inc*
        400 Cycare Systems Inc*
      1,500 Dames & Moore Inc
        800 Davidson & Associates Inc*
        500 Dialogic Corp*
        700 Electro Rent Corp*
      1,500 Ennis Business Forms Inc
        600 Excalibur Technologies Corp*
      1,700 FTP Software Inc*
        600 Fair Isaac & Co Inc
      1,700 Figgie International Inc*
      1,200 Filenet Corp*
        800 GMIS Inc*
        800 GRC International Inc*
         65 Grey Advertising Inc
        700 Gupta Corp*
      1,500 Heritage Media Corp*
      1,100 Hogan System Inc*
      1,400 Hyperion Software Corp*
      2,600 Ideon Group Inc
      1,500 ImmuLogic Pharmaceutical Corp*
      2,500 Information Resources Inc*
        500 Integrated Systems Inc*
      1,700 Intersolv Inc*
      1,000 Itron Inc*
        633 Jack Henry & Associates Inc
      1,900 Jacobs Engineering Group Inc*
      1,450 Keane Inc*
        800 Landauer Inc
      1,400 Landmark Graphics Corp*
      1,100 Logicon Inc
        900 MacErich Co
      1,200 MacNeal Schwendler Corp
        700 Manugistics Group Inc*
        300 MapInfo Corp*
        900 Marcam Corp*
      1,650 McAfee Associates Inc*
        700 Medic Computer Systems Inc*
      1,100 Mercury Interactive Co*
      1,500 Microcom Inc*
        500 NFO Research Inc*
      2,100 National Data Corp
        300 National Instruments Corp*
        600 Neopath Inc*
        700 NetCom On-Line Communication Services Inc*
      2,700 Netmanage Inc*
        900 Network Peripherals Inc*
        600 Neurogen Corp*
        500 Norrell Corp
      5,000 OIS Optical Imaging Systems Inc*
      1,600 PHH Corp
      1,100 Phoenix Technologies Ltd*
        500 Pinkertons Inc*
        600 Planar Systems Inc*
      1,200 Platinum Software Corp*
      3,732 Platinum Technology Inc*
      1,900 Prepaid Legal Services Inc*
      1,700 Primark Corp*
      1,000 Progress Software Corp*
      2,100 Quarterdeck Corp*
      1,200 Quintiles Transnational Corp*
      1,300 Racotek Inc*
      2,000 Robert Half International Inc*
      4,200 S3 Inc*
      1,200 SEI Corp
      1,400 Santa Cruz Operation Inc*
        900 Shiva Corp*
      1,400 Sierra On-Line Inc*
        600 Software Artistry Inc*
      4,000 Sotheby's Holdings Inc
      1,800 Spectrum Holobyte Inc*
      1,200 Standard Register Co
        800 Stone & Webster Inc
      2,800 Structural Dynamics Research Corp*
      2,550 System Software Associates Inc*
        300 Systemix Inc*
      1,300 Systems & Computer Technology Corp*
        787 Tetra Tech Inc*
      1,300 The 3DO Co*
      1,100 Thermolase Corp*
        900 Thermotrex Corp*
        800 Transmedia Network Inc
      1,600 Triad Systems Corp*
      1,700 True North Communications Inc
      3,200 United States Bioscience Inc*
      1,500 Viewlogic Systems Inc*
        500 Volt Information Sciences Inc*
        700 Wackenhut Corp
        200 Wackenhut Corrections Corp*
        700 Wall Data Inc*
        700 Wonderware Corp*


INSURANCE --- 4.7%
      3,500 20th Century Industries*
      1,100 Acceptance Insurance Companies Inc*
      1,300 Acordia Inc
      1,800 Alfa Corp
        500 Allied Group Inc
      1,800 American Bankers Insurance Group Inc
        800 American Heritage Life Investment Corp
        700 American Travellers  Co*
      1,600 Argonaut Group Inc
      1,300 Arthur J Gallagher & Co
        700 Avemco Corp
      1,100 Baldwin & Lyons Inc
      1,000 CMAC Investment Corp
      1,100 Capital RE Corp
        550 Capitol TransAmerica Corp
        600 Citizens Corp
      3,400 Commerce Group Inc
      2,100 Crawford & Co
        500 Crop Growers Corp*
      1,400 Danielson Holding Corp*
        500 Delphi Financial Group Inc*
        300 EMC Insurance Group Inc
      1,000 EW Blanch Holdings Inc
      1,100 Enhance Financial Services Group Inc
      1,100 Executive Risk Inc
        800 Fidelity National Financial Inc
      2,937 Financial Security Assurance Holdings Ltd
        800 Foremost Corporation of America
      1,180 Fremont General Corp
        800 Frontier Insurance Group Inc
      1,771 Gainsco Inc
      1,400 Guaranty National Corp
        800 HCC Insurance Holdings Inc*
      1,300 Hilb Rogal & Hamilton Co
      1,100 Home Beneficial Corp
      2,100 Horace Mann Educators Corp
        900 Independent Insurance Group Inc
      1,200 Inphynet Medical Management Inc*
      1,300 Integon Corp
      2,300 John Alden Financial Corp
        300 Kansas City Life Insurance Co
        800 Lawyers Title Corp
      1,400 Liberty Corp
      1,700 Life Partners Group Inc
        800 Life Re Corp
        725 MAIC Holdings Inc*
        800 MMI Companies Inc
        300 Markel Corp*
      1,600 Maxicare Health Plans Inc*
      1,600 NAC Re Corp
      1,500 National Re Corp
        200 National Western Life Insurance Co*
        500 Navigators Group Inc*
        500 Nymagic Inc
      1,300 Orion Capital Corp
        800 PXRE Corp
      1,000 Pacific Physician Services Inc*
      1,900 Penncorp Financial Group Inc
        600 Physicians Health Services Inc*
        400 Poe & Brown Inc
      2,100 Presidential Life Corp
      2,600 Protective Life Corp
        575 RLI Corp
      1,500 Reinsurance Group America Co
         15 Reliable Life Insurance Co*
      3,800 Reliance Group Holdings Inc
        700 RightChoice Managed Care Inc*
      1,300 Selective Insurance Group Inc
        300 State Auto Financial Corp
        550 Stewart Information Services Corp
      2,000 Systemed Inc*
        900 The First American Financial Corp
        600 Transnational Re Corp*
        500 Trenwick Group Inc
        450 United Fire & Casualty Co
      2,700 United Insurance Companies Inc*
        200 United Wisconsin Services Inc
      1,000 Vesta Insurance Group Inc
      1,200 WR Berkley Corp
      1,000 Washington National Corp
        500 Wellcare Managment Group Inc*
      1,000 Zenith National Insurance Corp


LEASING --- 0.0%
        500 Oxford Resources Corp*
        900 Renters Choice Inc*
        200 US Xpress Enterprises Inc*


MFTG - CONSUMER PRODS. --- 7.0%
        400 AEP Industries Inc
      3,500 Adolph Coors Co
      1,100 American Business Products Inc
        300 American Eagle Outfitters Inc*
      3,800 American Media Inc*
      1,700 Authentic Fitness Corp
      1,900 Banta Corp
      1,300 Bassett Furniture Industries Inc
      1,300 Bowne & Company Inc
        300 Bridgford Foods Corp
      1,500 Brown Group Inc
      5,900 Burlington Industries Inc*
      2,200 CCH Inc
        700 CSS Industries Inc*
        600 Cadmus Communications Corp
      2,800 Calgene Inc*
      1,200 Canandaigua Wine Company Inc*
        900 Catalina Marketing Corp*
      1,400 Champion Enterprises Inc*
        153 Champion Industries Inc
        700 Chic by HIS Inc*
      2,700 Chiquita Brands International Inc
        500 Chromcraft Revington Inc*
      1,600 Church & Dwight Inc
        400 Coca-Cola Bottling Co
      6,500 Collins & Aikman Corp*
      1,900 CompUSA Inc*
      2,200 Cone Mills Corp*
      1,500 Converse Inc*
        500 Crown Crafts Inc
        200 Culbro Corp*
      1,500 Delta Woodside Industries Inc
      1,400 Designs Inc*
        500 Devon Group Inc*
        450 Dimark Inc*
      2,850 Dimon Inc
      1,000 Donnkenny Inc*
        900 Dreyer's Grand Ice Cream Inc
      1,400 Dura Pharmaceuticals Inc*
        900 Duramed Pharmaceuticals Inc*
      1,000 EP Technologies Inc*
        500 Edmark Corp*
      1,300 Ethan Allen Interiors Inc*
        400 Fab Industries Inc
        550 Falcon Products Inc
         68 Farmer Brothers Co
        800 Fibreboard Corp*
        800 Fieldcrest Cannon Inc*
      5,300 Flowers Industries Inc
      1,100 FoodBrands America Inc*
      1,700 Franklin Quest Co*
      1,100 Galey & Lord Inc*
      1,500 Gibson Greetings Inc*
        400 GoodMark Foods Inc
        600 Graphic Industries Inc
      1,000 Guilford Mills Inc
      2,300 Gymboree Corp*
        600 Haggar Corp
      1,150 Harte-Hanks Communications Inc
      2,200 Hartmarx Corp*
      2,300 Herman Miller Inc
      1,300 Houghton Mifflin Co
      2,150 Hudson Foods Inc
        900 Insilco Corp*
      1,700 Interface Inc
        700 International Imaging Materials Inc*
      1,500 International Multifoods Corp
      1,800 Interstate Bakeries Co
        600 J&J Snack Foods Corp*
      2,700 JM Smucker Co
        900 JP Foodservice Inc*
      1,050 Jason Inc*
      2,800 John H Harland Co
      1,200 John Wiley & Sons Inc
        600 Just For Feet Inc*
      1,700 Justin Industries Inc
      1,950 Kellwood Co
        600 Kenneth Cole Productions Inc*
      1,500 Kimball International Inc
      1,400 Kinetic Concepts Inc
      1,200 La-Z-Boy Chair Co
        600 Ladd Furniture Inc
      1,500 Lance Inc
      1,459 Land's End Inc*
      2,700 Levitz Furniture Inc*
      1,600 Lydall Inc*
      1,200 Masland Corp
      1,400 McClatchy Newspapers Inc
      2,400 Meredith Corp
        500 Merrill Corp
      1,100 Michael Foods Inc
        800 Midwest Grain Products Inc
      1,900 Mohawk Industries Inc*
        600 Morningstar Group Inc*
        500 National Presto Industries Inc
        850 Nature's Sunshine Products Inc
      1,100 New England Business Service Inc
        500 Norton McNaughton Inc*
      1,500 O'Sullivan Industries Holdings Inc*
      2,000 Oakwood Homes Corp
      1,000 Oshkosh B'Gosh Inc
        700 Oxford Industries Inc
        500 Penwest Ltd
        400 Performance Food Group Co*
      1,000 Pharmaceutical Marketing Services Inc*
      2,200 Phillips-Van Heusen Corp
        400 Pilgrims Pride Corp
        400 Pillowtex Corp*
      1,400 Playboy Enterprises Inc*
      2,200 Playtex Products Inc*
        400 Plenum Publishing Corp
      1,100 Ply-Gem Industries Inc
        450 Pulitzer Publishing Co
        500 Quicksilver Inc*
      1,500 Riviana Foods Inc
        500 Robert Mondavi Corp*
      2,300 Ross Stores Inc
      1,100 Samsonite Corp*
        650 Sanderson Farms Inc
      2,000 Savannah Foods & Industries Inc
      1,200 Scientific Games Holdings Corp*
         32 Seaboard Corp
      1,100 Smithfield Foods Inc*
      2,300 Sola International Inc*
        800 Starter Corp*
      4,500 Stride Rite Corp
      1,000 The Penn Traffic Co*
        700 The Timberland Co*
        300 Thorn Apple Valley Inc
      1,200 Tiffany & Co
      1,630 Tootsie Roll Industries Inc
      3,800 Topps Company Inc*
      1,300 Triangle Pacific Corp*
      2,700 Tultex Corp*
        700 Unitog Co
      1,000 Universal Forest Products Inc
      2,000 Valassis Communications Inc*
      1,450 WLR Foods Inc
        100 Waverly Inc
      1,600 Western Publishing Group Inc*
      1,700 Westpoint Stevens Inc*
      1,650 Wolverine World Wide Inc


MFTG - INDUSTRIAL PRODS --- 15.0%
      1,000 ABT Building Products Corp*
      1,900 AK Steel Holding Corp
      1,100 AT Cross Co
        600 Acme Cleveland Corp
        500 Advanced Magnetics Inc*
        300 Ag-Chem Equipment Company Inc*
        900 Agouron Pharmaceutical Inc*
        700 Alamo Group Inc
      2,300 Albany International Corp
      2,300 Alliance Pharmaceutical Corp*
        800 Allied Products Corp
        700 Alltrista Corp*
      1,200 Alpharma Inc
        800 Amcast Industrial Corp
        200 American Filtrona Corp
        200 American Financial Enterprises Inc
      1,100 American Safety Razor Co*
        300 Ameron Inc
        400 Amtrol Inc
      1,900 Amylin Pharmaceuticals Inc*
      1,015 Anthony Industries Inc
        500 Aphton Corp*
      1,000 Applied Power Inc
      1,600 Aptargroup Inc
      7,500 Armco Inc*
        800 Armor All Products Corp
      2,000 Arvin Industries Inc
        700 Astec Industries Inc*
        400 Asyst Technologies Inc*
      2,200 Athena Neurosciences Inc*
      2,100 Autotote Corp*
      1,700 Aviall Inc
      2,300 BMC Industries Inc
      2,200 BWIP Holding Inc
      1,849 Banctec Inc*
        300 Barr Labs Inc*
      2,200 Belden Inc
      4,000 Bio-Technology General Corp*
        500 Biocraft Labs Inc*
      2,600 Birmingham Steel Corp
        400 Blessings Corp
      1,151 Block Drug Inc
        600 Blount International Inc
      1,600 Blyth Industries Inc*
        700 Brenco Inc
      1,500 Brush Wellman Inc
        600 Bush Boake Allen Inc*
        550 Butler Manufacturing Co
      1,500 CMI Corp*
      1,800 COR Therapeutics Inc*
      2,600 Calgon Carbon Corp
      1,700 Calmat Co
        600 Cambrex Corp
      2,200 Camco International Inc
      1,900 Caraustar Industries Inc
      1,300 Carlisle Companies Inc
      1,500 Carpenter Technology Corp
        700 Carrington Laboratories Inc*
        900 Cascade Corp
      1,100 Centex Construction Products Inc*
      2,100 Cephalon Inc*
        500 Chaparral Steel Co
        900 Chase Brass Industries Inc*
        800 Chemed Corp
        600 Citation Corp*
      1,400 Clarcor Inc
      1,000 Cobra Golf Inc*
      1,400 Commercial Intertech Corp
        900 Commonwealth Aluminum Corp
      2,100 Computer Network Technology Corp*
        700 Copley Pharmaceutical Inc*
      1,800 Copytele Inc*
        700 Crosscomm Corp*
        200 Curtiss Wright Corp
      1,300 Cygnus Inc*
      1,500 Cytec Industries Inc*
      1,700 Cytel Corp*
      2,900 Cytogen Corp*
        500 DT Industries Inc
        300 Day Runner Inc*
      2,200 Dexter Corp
        400 Donnelly Corp
      1,750 Duriron Company Inc
      1,600 Dynatech Corp*
      1,500 EKCO Group Inc
        500 Easco Inc
      2,100 Electronics for Imaging Inc*
        100 Embrace Systems Corp*
        500 Emulex Corp*
      1,000 Energy Ventures Inc*
      1,100 Epitope Inc*
      1,600 Exide Corp
      1,600 FSI International Inc*
      3,700 Fedders Corp
      1,900 First Mississippi Corp
        700 Florida Rock Industries Inc
      1,300 Flow International Corp*
      1,300 Foamex International Inc*
        300 Fossil Inc*
        600 Franklin Electronic Publishers Inc*
      2,597 Fulton Financial Corp
        800 Furon Co
        550 Gasonics International Corp*
      5,000 Gaylord Container Corp*
        600 General Binding Corp
      1,100 Geneva Steel Co*
      1,600 Gerber Scientific Inc
        900 Giant Cement Holding Inc*
        200 Gibraltar Steel Corp*
      2,100 Gilead Sciences Inc*
        300 Gleason Corp
      2,100 Global Industries Technologies Inc*
        650 Gorman Rupp Co
      1,900 Goulds Pumps Inc
        750 Graco Inc
      1,000 Great American Management & Investment Inc*
      1,500 Greenfield Industries Inc
      1,300 Greif Brothers Corp
      2,800 Griffon Corp*
        700 Guardsman Products Inc
      1,300 HB Fuller Co
      1,300 Handy & Harman
        700 Helix Technology Corp
        500 Huntco Inc
      2,802 ICN Pharmaceuticals Inc
      2,300 ICOS Corp*
      1,750 IDEX Corp
      3,300 IDEXX Laboratories Inc*
        700 IGI Inc*
      1,000 IMCO Recycling Inc
      1,600 Immunex Corp*
        600 In Focus Systems Inc*
        550 Inbrand Corp*
      4,600 Interco Inc*
      1,098 Intermagnetics General Corp*
      1,700 Intermet Corp*
        200 International Aluminum Corp
      2,500 Interneuron Pharmaceutical Inc*
      1,800 Iomega Corp*
      1,300 Ionics Inc*
      1,800 Isis Pharmaceuticals Inc*
      1,600 J&L Specialty Steel Inc
      1,200 JLG Industries Inc
        400 Johnson Worldwide Associates Inc*
        900 Kaiser Aluminum Corp*
      1,500 Kaydon Corp
        800 Key Tronics Corp*
        400 Kronos Inc*
      1,800 Kulicke & Soffa Industries Inc*
        400 Kysor Industrial Corp
      3,100 Lawter International Inc
        600 Learonal Inc
        500 Lesco Inc
      1,200 Libbey Inc
        600 Life Technologies Inc
        473 Lifetime Hoan Corp*
      1,698 Ligand Pharmaceuticals Inc*
      1,750 Lilly Industries Inc
        400 Lindsay Manufacturing Co*
      2,700 Liposome Company Inc*
        400 Liqui-Box Corp
      1,100 Lone Star Industries Inc
      1,600 Lone Star Technologies Inc*
        500 Lufkin Industries Inc
      1,300 Lukens Inc
        500 MK Rail Corp*
        200 MacDermid Inc
      4,200 Magma Copper Co*
      1,450 Material Sciences Corp*
      1,100 Matrix Pharmaceuticals Inc*
        800 Matthews International Corp
        600 Maxxim Medical Inc*
      1,300 Maybelline Inc
        600 McGrath Rentcorp
        900 McWhorter Technologies Inc*
      1,000 Medco Research Inc*
        900 Medimmune Inc*
      1,500 Medusa Corp
        900 Mercer International Inc*
        300 Micros Systems Inc*
        700 Mikasa Inc*
      2,100 Minerals Technologies Inc
      1,800 Mississippi Chemical Corp
        640 Mosinee Paper Corp
      1,600 Mueller Industries Inc*
      1,200 Mycogen Corp*
      1,162 Myers Industries Inc
      1,400 NBTY Inc*
        400 NCH Corp
        400 NCI Building Systems Inc*
        975 NN Ball & Roller Inc
        700 Nacco Industries Inc
        600 Nashua Corp
      1,900 National Steel Corp*
      1,000 Network Computing Devices Inc*
      1,700 Network General Corp*
        700 Norand Corp*
      1,100 Nortek Inc*
      1,500 North American Biologicals Inc*
        500 Northfield Laboratories Inc*
      1,900 Northwestern Steel and Wire Co*
      1,300 Noven Pharmaceuticals Inc*
      2,000 Nu-Kote Holding Inc*
      1,100 O'Sullivan Corp
        600 Oil-Dri Corp of America
      2,500 Omega Environmental Inc*
        900 Oneida Ltd
        700 Optical Data Systems Inc*
      1,500 Oregon Steel Mills Inc
      1,175 Organogenesis Inc*
        850 Osmonics Inc*
      1,800 Outboard Marine Corp
      1,000 Paragon Trade Brands Inc*
        800 Park-Ohio Industries Inc*
      1,675 Paxar Corp*
        100 Penn Engineering & Manufacturing Corp
        500 Petrolite Corp
      1,700 Pharmaceutical Resources Inc*
        650 Photronics Inc*
      1,200 Pope & Talbot Inc
        800 Pratt & Lambert Inc
      1,850 Precision Castparts Corp
      1,200 Protein Design Labs Inc*
        400 Puerto Rican Cement Company Inc
        500 Purepac Inc*
        800 Quaker Chemical Corp
      1,200 Quanex Corp
        600 Railtex Inc*
      1,600 Regal-Beloit Corp
      1,600 Regeneron Pharmaceuticals Inc*
        600 Reliance Steel & Aluminum Co
        700 Republic Gypsum Co
      1,700 Rexene Corp*
        300 Robbins & Myers Inc
      1,000 Roberts Pharmaceutical Corp*
      1,000 Robotic Vision Systems Inc*
      2,800 Rock-Tenn Co
      1,400 Roper Industries Inc
        900 Rouge Steel Co
        900 Russ Berrie & Company Inc
        500 SPS Technologies Inc*
        300 Schnitzer Steel Industries Inc
      1,200 SciClone Pharmaceuticals Inc*
      3,300 Scios Nova Inc*
        800 Scotsman Industries Inc
      1,700 Scotts Co*
        600 Sealright Company Inc
        700 Sequa Corp*
        500 Shiloh Corp*
      1,400 Shorewood Packaging Corp*
        250 Simula Inc*
      1,700 Somatogen Inc*
      1,600 Southdown Inc*
      2,200 Spartech Corp
        300 Special Devices Inc*
      1,600 Specialty Equipment Companies Inc*
      1,800 Stac Inc*
      1,100 Standex International Corp
        600 Steel Technologies Inc
        600 Stepan Co
      3,500 Sterling Chemicals Inc*
        800 Stimsonite Corp*
        900 Sturm Ruger Company Inc
        700 Synalloy Corp
        600 Synetic Inc*
        500 Syratech Corp*
        800 Techne Corp*
      1,400 Telxon Corp
        800 Tennant Co
        900 Texas Industries Inc
        700 The Manitowoc Company Inc
        520 The Raymond Corp*
        800 TheraTech Inc*
        700 Thermo Fibertech Inc*
        500 Thermo Power Corp*
        400 Thermo TerraTech Inc*
      1,475 Thomas Nelson Inc
      1,250 Titan Wheel International Inc
      1,100 Toro Co
        500 Tredegar Industries Inc
        300 Tremont Corp*
      1,300 Tseng Labs Inc
        500 Tuscarora Inc
      3,200 Tyco Toys Inc*
      2,000 UNR Industries Inc
        600 Ultralife Batteries Inc*
        900 Ultratech Stepper Inc*
      2,300 Uniroyal Chemical Corp*
      1,000 United States Can Corp*
      1,750 United States Filter Co*
      1,500 Uromed Corp*
        800 Valmont Industries Inc
      1,600 Varco International Inc*
      2,100 Verifone Inc*
      1,300 Vertex Pharmaceuticals Inc*
      1,100 Vivus Inc*
        500 WCI Steel Inc*
        600 WD-40 Co
      1,500 WH Brady Co
        800 Walbro Corp
      3,100 Wang Laboratories Inc*
      2,776 Watson Pharmaceuticals Inc*
      1,900 Watts Industries Inc
      2,110 Wausau Paper Mills Co
      3,400 Weirton Steel Corp*
      1,100 West Inc
        800 Whittaker Corp*
      1,700 Williams Industries Inc*
      1,200 Wolverine Tube Inc*
      2,600 Wyman Gordon Co*
        500 Wynn's International Inc
      1,300 Xircom Inc*
      1,500 Zero Corp


MINING --- 0.6%
      1,600 AMCOL International Corp
        800 Addington Resources Inc*
      4,500 Amax Gold Inc*
        600 Ashland Coal Inc
      1,100 Cleveland-Cliffs Inc
      1,400 Coeur D'Alene Mines Co
      1,200 Dravo Corp*
        600 FMC Gold Co*
      1,704 Firstmiss Gold Inc*
      4,400 Helca Mining Co*
        500 Maxxam Inc*
      1,200 Royal Gold Inc*
      1,300 Stillwater Mining Co*
     17,700 Sunshine Mining Co*
        100 Thermo Ecotek Corp*
      1,400 Zeigler Coal Holding Co


OIL & GAS --- 3.3%
      2,518 BJ Services Company USA*
        900 Belden & Blake Corp*
      2,300 Benton Oil & Gas Co*
      1,400 Berry Petroleum Co
      1,700 Box Energy Corp*
      2,100 Cabot Oil & Gas Corp
        600 Cairn Energy USA Inc*
        750 Chesapeake Energy Corp*
      2,000 Coda Energy Inc*
      1,400 Cross Timbers Oil Co
        600 Crown Central Petroleum Corp*
      2,000 Devon Energy Corp
        600 Dual Drilling Co*
        800 Elcor Corp
        500 Flores & Rucks Inc*
      3,200 Giddings & Lewis Inc
        300 Global Industries Ltd*
      2,700 Global Natural Resources Inc*
      1,000 HS Resources Inc*
      5,100 Harken Energy Corp*
      2,300 Helmerich & Payne Inc
        300 Holly Corp
        300 Hondo Oil & Gas Co*
      2,300 Kelley Oil & Gas Corp*
        700 Louis Dreyfus Natural Gas Corp*
      3,000 Marine Drilling Companies Inc*
      5,900 Mesa Inc*
      7,700 Nabors Industries Inc*
      1,600 Newfield Exploration Co*
        945 Newpark Resources Inc*
      6,475 Noble Drilling Corp*
        700 Nuevo Energy Co*
      2,100 Oceaneering International Inc*
      3,200 Parker & Parsley Petroleum Co
      5,100 Parker Drilling Co*
      1,200 Phoenix Resource Companies Inc
      1,400 Plains Resources Inc*
      1,300 Pool Energy Services Co*
        700 Production Operators Corp
      3,000 Quaker State Corp
      5,600 Reading & Bates Corp*
      7,800 Rowan Companies Inc*
        900 Seitel Inc*
      3,300 Smith International Inc*
      2,400 Snyder Oil Corp
        800 St Mary Land & Exploration Co
        800 Stone Energy Corp*
        700 Tatham Offshore Inc*
      2,200 Tesoro Petroleum Corp*
      1,300 Texas Meridian Resources Corp*
        900 Tide West Oil Co*
      1,300 Tom Brown Inc*
      1,700 Tuboscope Vetco International Corp*
      2,420 United Meridian Corp*
      1,100 Vintage Petroleum Inc
      2,500 Wainoco Oil Corp*
      4,693 Weatherford Enterra Inc*
        800 Wiser Oil Co


OTHER TRANS. SERVICES --- 0.8%
      1,900 American Freightways Corp*
        300 Celadon Group Inc*
      1,100 Expeditors International of Washington Inc
      1,384 Fritz Companies Inc*
        700 Frozen Food Express Industries Inc
      5,000 Greyhound Lines Inc*
      1,100 Harper Group Inc
        923 Heartland Express Inc*
      2,100 JB Hunt Transport Services Inc
        200 Knight Transportation Inc*
      1,200 Landstar System Inc*
        800 MS Carriers Inc*
        200 Miller Industries Inc*
        400 Old Dominion Freight Line Inc*
      2,600 Overseas Shipholding Group Inc
        600 Rural/Metro Corp*
      2,000 TNT Freightways Corp
        400 USA Truck Inc*
      1,300 Werner Enterprises Inc


OTHER UTILITIES --- 0.1%
      1,900 Envirosource Inc*
      1,500 Sanifill Inc*


RAILROADS --- 0.1%
        700 ABC Rail Products Corp*
        300 Florida East Coast Industries Inc


REAL ESTATE --- 3.0%
        300 Alexanders Inc*
      2,000 Amresco Inc
      1,000 Apartment Investment & Management Co
        600 Avatar Holdings Inc*
      1,800 Beacon Properties Corp
      1,600 Burnham Pacific Properties Inc
      1,400 CCB Financial Corp
      3,800 CWM Mortgage Holdings Inc
      1,300 Cali Realty Corp
      6,700 Catellus Development Corp*
        800 Charles E Smith Residential Realty Inc
        600 Chateau Properties Inc
      1,800 Crescent Real Estate Equities Inc
      4,100 Debartolo Realty Corp
      1,600 Del Webb Corp
        600 Essex Property Trust Inc
      1,500 Evans Withycombe Residential Inc
        700 Felcor Suite Hotels Inc
      1,500 First Industrial Realty Trust Inc
        400 Forest City Enterprises Inc*
      1,400 Gables Residential Trust
      2,300 General Growth Properties Inc
      1,676 HGI Realty Inc
      1,700 Highwood Properties Inc
      1,100 Insignia Financial Group Inc*
      1,300 Irvine Apartment Communities Inc
        900 JDN Realty Corp
      1,700 Mego Financial Corp*
      1,100 Mid-America Apartment Communities Inc
      1,300 Mills Corp
      1,300 Paragon Group Inc
      1,900 Post Properties Inc
      2,300 Price Enterprises Inc
        800 Prime Residential Inc
      1,100 ROC Communities Inc
      2,100 Realty Income Corp
      1,800 Resource Mortgage Capital Inc
      3,500 Rockefeller Center Properties Inc
      2,400 Spieker Properties Inc
        800 Storage Trust Realty
        800 The Price REIT Inc
      1,200 Trinet Corporate Realty Trust Inc
      2,500 Trustmark Corp
        800 Universal Health Realty Income Trust
        300 Urban Outfitters Inc*
      1,200 Urban Shopping Centers Inc
      1,300 Walden Residential Properties Inc
      1,000 Weeks Corp


RETAIL TRADE --- 5.6%
      2,600 Americredit Corp*
      2,100 AnnTaylor Stores Corp*
      2,300 Apple South Inc
      2,800 Applebees International Inc
      1,350 Arbor Drugs Inc
        600 Au Bon Pain Inc*
        850 BMC West Corp*
        800 Baby Superstore Inc*
      2,900 Best Products Corporation Inc*
      1,400 Big B Inc
        700 Blair Corp
        400 Boise Cascade Office Products Corp*
      3,400 Bombay Company Inc*
        500 Bon-Ton Stores Inc*
        900 Books-A-Million Inc*
      3,500 Borders Group Inc*
        200 Buckle Inc*
      2,500 Buffets Inc*
      1,400 Burlington Coat Factory Warehouse Corp*
      1,700 CKE Restaurants Inc
      4,300 CML Group Inc
      1,600 Caldor Corp*
      1,500 Carson Pirie Scott & Co*
      2,100 Caseys General Stores Inc
      2,600 Cash America International Inc
      2,200 Cato Corp
        300 Central Tractor Farm and Country Inc*
      8,600 Charming Shoppes Inc
      4,100 Checkers Drive-in Restaurants Inc*
        800 Cheesecake Factory Inc*
      2,200 Circle K Corp*
      1,100 Claire's Stores Inc
        990 Consolidated Products Inc*
        600 Copart Inc*
        148 Dart Group Corp
        500 Delchamps Inc
        500 Discount Auto Parts Inc*
        400 Dollar Tree Stores Inc*
      2,100 Donaldson Company Inc
        400 Duracraft Corp*
      1,800 Duty Free International Inc
      1,700 Eagle Hardware & Garden Inc*
      1,600 Egghead Inc*
        500 Encad Inc*
      1,400 Express Scripts Inc*
      1,300 Fabri-Centers of America Inc*
      3,600 Family Dollar Stores Inc
      1,300 Fays Drug Inc
      4,200 Fingerhut Companies Inc
        500 First Team Sports Inc*
      2,900 Flagstar Companies Inc*
      3,600 Foodmaker Inc*
      2,400 Fred Meyer Inc*
      1,100 Friedmans Inc*
      2,400 Gencorp Inc
      1,881 General Host Corp*
        693 Genovese Drug Stores Inc
        600 Getty Petroleum Corp
      1,200 Good Guys Inc*
        600 Goodys Family Clothing Inc
      2,000 Hancock Fabrics Inc
      4,100 Hanover Direct Inc*
        900 Haverty Furniture Inc
      2,900 Hechinger Co
        900 Hills Stores Co*
      1,900 Hollywood Entertainment Corp*
      5,000 Home Shopping Network Inc*
        900 Hometown Buffet Inc*
        900 IHOP Corp*
        700 Ingles Markets Inc
      2,900 Intelligent Electronics Inc
      1,100 International Dairy Queen Inc*
      1,000 J Baker Inc
        700 Landrys Seafood Restaurant Co*
      1,000 Lechters Corp*
        500 Lillian Vernon Corp
      1,400 Longs Drug Stores Corp
      2,100 Luby's Cafeterias Inc
      2,300 MacFrugal's Bargains-Close-Outs Inc*
      1,600 Michaels Stores Inc*
      2,600 Morrison Restaurants Inc
      3,100 Musicland Stores Corp*
      1,500 NPC International Inc
      1,100 National Media Corp*
      1,500 Neiman Marcus Group Inc
        300 O'Reilly Automotive Inc*
        300 Papa John's International Inc*
      3,700 Payless Cashways Inc*
        800 Petco Animal Supplies Inc*
      1,900 Petrie Stores Corp*
      2,300 Petroleum Heat & Power Co
      3,630 Pier 1 Imports Inc
        700 Proffitts Inc*
        300 Quality Food Centers Inc
        700 Rex Stores Corp*
        600 Rexall Sundown Inc*
        400 Rock Bottom Restaurants Inc*
      2,200 Ruddick Corp
      4,900 Ryan's Family Steak Houses Inc*
      1,000 SPX Corp
      1,050 Sbarro Inc
      9,100 Service Merchandise Company Inc*
      3,100 Shoney's Inc*
      1,600 Shopko Stores Inc
      1,000 Showbiz Pizza Time Inc*
      2,000 Sizzler International Inc
      1,700 Smiths Food & Drug Centers Inc
      1,200 Sonic Corp*
        850 Sportmart Inc*
      1,850 Sports & Recreation Inc*
        600 St John Knits Inc
      1,500 Stant Corp
        800 Stein Mart Inc*
        700 Strawbridge & Clothier
      1,300 Sun Television Appliances Inc
      4,800 Sunglass Hut International Inc*
        400 Syms Corp*
      1,500 TCBY Enterprises Inc
      1,400 TJ International Inc
      1,500 The Dress Barn Inc*
        750 The Mens Wearhouse Inc*
      1,300 The Sports Authority Inc*
        500 Todays Man Inc*
        200 Trak Auto Corp*
      2,280 Triarc Companies Inc*
        575 Uno Restaurant Corp*
      1,000 Value City Department Stores Inc*
      2,700 Valuevision International Inc*
      1,600 Venture Stores Inc
        800 Vicorp Restaurants Inc*
      3,000 Waban Inc*
      1,300 Whole Foods Market Inc*
      1,675 Williams-Sonoma Inc*
      3,000 Zale Corp*


SECURITIES & COMMODITIES --- 0.8%
      1,100 Alex Brown Inc
        600 BHC Financial Inc
        400 Capital American Financial Corp
        840 Downey Financial Corp
      1,400 Great Financial Corp
      1,050 Inter-Regional Financial Group Inc
        400 Jefferies Group Inc
        900 Leader Financial Corp
      1,300 Legg Mason Inc
        800 McDonald & Co Investments Inc
      1,400 Morgan Keegan Inc
      4,000 Phoenix Duff & Phelps Corp
      1,600 Piper Jaffray Companies Inc
      1,325 Quick & Reilly Group Inc
      1,200 Raymond James Financial Inc
        200 Value Line Inc
        600 Waterhouse Investors Services Inc


TELEPHONE --- 0.2%
      1,100 CFW Communications Co
      2,800 Lincoln Telecommunications Co
        400 T-Netix Inc*
        600 Tekelec*
        300 Transaction Network Services Inc*


TRANSPORTATION EQUIPMENT --- 1.5%
      1,500 AAR Corp
        800 AO Smith Corp
      2,700 Arctco Inc
        600 Avondale Industries Inc*
      1,500 BE Aerospace Inc*
      2,100 Borg-Warner Automotive Inc
      1,200 Borg-Warner Security Corp*
      1,200 Breed Technologies Inc
        400 Cannondale Corp*
        300 Covenant Transport Inc*
        900 Detroit Diesel Corp*
        400 Durakon Industries Inc*
        800 Excel Industries Inc
      3,200 Federal-Mogul Corp
      1,500 Fruehauf Trailer Corp*
      1,300 Gentex Corp*
        500 Greenbrier Companies Inc
        900 Hayes Wheels International Inc
      1,200 Huffy Corp
        900 Johnstown American Industries Inc*
      2,900 Mascotech Inc
      2,000 Orbital Sciences Corp*
        700 Oshkosh Truck Corp
      1,000 Premisys Communications Inc*
        500 RPC Energy Services Inc*
      3,800 Roadmaster Industries Inc*
      1,700 Rohr Inc*
      1,500 Simpson Industries Inc
        800 Skyline Corp
        900 Spartan Motors Inc
        700 Standard Motor Products Inc
      1,500 Standard Products Co
      1,500 Thiokol Corp
        500 Thor Industries Inc
        520 Varlen Corp
      1,750 Wabash National Corp
        200 West Marine Inc*
      1,300 Winnebago Industries Inc


WATER --- 0.6%
      1,300 American Classic Voyager Co
      2,400 American President Companies Ltd
        600 Aquarion Co
        600 California Water Service Co
        600 Consumers Water Co
        600 E'Town Corp
      1,200 Hornbeck Offshore Services Inc*
        600 IWC Resources Corp
        475 International Shipholding Corp
      2,500 Kirby Corp*
      2,600 OMI Corp*
        900 Philadelphia Suburban Corp
        400 Seacor Holdings Inc*
        700 Southern California Water Co
      2,200 United Water Resources Inc


WHOLESALE TRADE - INDL --- 1.1%
        900 AM Castle & Co
      1,300 Alliance Entertainment Corp*
      2,310 Barrett Resources Corp*
      1,050 Bearings Inc
        640 Bell Industries Inc*
        700 Bindley Western Industries Inc
        600 Business Records Corp*
      1,200 Castech Aluminum Group*
      1,480 Foxmeyer Health Corp*
        183 Healthdyne Technologies Inc*
      1,000 Hunt Manufacturing Co
      1,700 Isolyser Company Inc*
        700 Lawson Products Inc
      1,350 Microage Inc*
      1,600 Nautica Enterprises Inc*
      1,100 OM Group Inc
      1,000 Patterson Dental Co*
      2,025 Pioneer Standard Electronics Inc
        400 Sodak Gaming Inc*
      2,200 TBC Corp*
        500 TFC Enterprises Inc*
      2,500 Top Source Technologies Inc*
        400 Tractor Supply Co*
      1,100 Wyle Electronics


WHOLESALE TRADE -CONSUMER --- 1.6%
      1,000 ACX Technologies Inc*
      1,300 APS Holding Corp*
      2,000 Amerisource Health Corp*
        300 Barnes Group Inc
        400 Central Sprinkler Corp*
      1,133 Commercial Metals Co
      1,200 Compucom Systems Inc*
        400 Congoleum Corp*
        300 Daisytek International Corp*
      1,500 Fisher Scientific International Inc
      1,000 Fort Wayne National Corp
      2,900 Handleman Co
        600 Helene Curtis Industries Inc
      1,138 Herbalife International Inc
        400 Hughes Supply Inc
      1,700 Kaman Corp
      1,100 Kent Electronics Corp*
      2,300 Merisel Inc*
      1,000 Nash Finch Co
      2,550 Owens & Minor Inc
        500 Pec Israel Economic Corp*
      1,200 Rexel Inc*
      2,310 Richfood Holdings Inc
      1,250 Rykoff-Sexton Inc
      1,150 Safeguard Scientifics Inc*
        300 Simpson Manufacturing Company Inc*
        900 Smart & Final Inc
        518 Standard Commercial Corp*
      1,700 Stanhome Inc
      1,000 Super Food Services Inc
      3,100 Tech Data Corp*
        400 Thompson PBE Inc*
      1,100 Univar Corp
      1,000 VWR Scientific Products Corp
        300 Vallen Corp*


TOTAL COMMON STOCK --- 98.5%                                         $
(Cost $44,034,023)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 1.5%
    759,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 1.5%
(Cost $759,000)

TOTAL SMALL-CAP INDEX PORTFOLIO --- 100.0%                           $
(Cost $44,793,023)


Maxim Series Fund, Inc.

Small-Cap Value Portfolio

COMMON STOCK

CONSUMER SERVICES --- 3.7%
     20,975 Angelica Corp
     13,800 DeVry Inc*


ELECTRONICS - HIGH TECH --- 0.3%
      2,100 Dovatron International Inc*


ENVIRONMENTAL SERVICES --- 4.8%
     21,500 Rollins Inc
     36,200 Safety-Kleen Corp


HOLDING & INVEST. OFFICES --- 2.0%
     18,800 Merry Land & Investment Company Inc


INDUSTRIAL SERVICES --- 2.9%
      3,800 Omnicom Group Inc
     35,000 Sotheby's Holdings Inc


MFTG - CONSUMER PRODS. --- 22.0%
     94,535 American Media Inc
     21,854 Central Newspapers Inc
     42,900 Harte-Hanks Communications Inc
     30,950 Herman Miller Inc
     49,200 Interface Inc
     13,100 Leggett & Platt Inc
     28,800 Russell Corp


MFTG - INDUSTRIAL PRODS --- 26.0%
     21,700 Armor All Products Corp
     18,850 Ecolab Inc
     21,535 First Brands Corp
     30,586 General Binding Corp
     65,900 Interco Inc*
     19,400 Johnson Worldwide Associates Inc*
     10,925 Oil-Dri Corporation of America
     28,007 Sealright Company Inc
     44,881 Shorewood Packaging Corp*
     45,900 Specialty Equipment Companies Inc*
     17,650 Watts Industries Inc


REAL ESTATE --- 4.3%
     45,615 The Rouse Co


RETAIL TRADE --- 9.7%
     35,300 Bob Evans Farms Inc
     21,919 Longs Drug Stores Corp
     94,500 Payless Cashways Inc*


SECURITIES & COMMODITIES --- 4.8%
     56,050 Phoenix Duff & Phelps Corp
     13,650 T Rowe Price & Associates Inc


WHOLESALE TRADE - INDL --- 2.0%
     24,550 Hunt Manufacturing Co


WHOLESALE TRADE -CONSUMER --- 4.9%
     26,599 Bergen Brunswig Corp
     13,750 Stanhome Inc


TOTAL COMMON STOCK --- 87.4%                                         $
(Cost $18,107,962)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 4.1%
    890,000 Ford Motor Credit Co


FOREIGN BANKS --- 4.4%
    969,000 Canadian Imperial Bank of Commerce


INDUSTRIAL SERVICES --- 4.1%
    900,000 PHH Corp


TOTAL SHORT-TERM INVESTMENTS --- 12.6%
(Cost $2,757,130)

TOTAL SMALL-CAP VALUE PORTFOLIO --- 100.0%                           $
(Cost $20,865,092)


Maxim Series Fund, Inc.

International Equity Portfolio

BONDS

GERMANY --- 0.1%

MFTG - INDUSTRIAL PRODS --- 0.1%
    115,000 Arbed SA
            Convertible Bonds
            2.500% July 15, 2003


TOTAL GERMANY --- 0.1%

THAILAND --- 0.2%

REAL ESTATE --- 0.2%
    274,000 MDX Public Company Ltd
            Eurodollar Convertible Bonds
            4.750% September 17, 2003


TOTAL THAILAND --- 0.2%

UNITED KINGDOM --- 0.8%

ELECTRIC --- 0.8%
    275,000 National Power PLC
            Convertible Bonds
            6.250% September 23, 2008


TOTAL UNITED KINGDOM --- 0.8%

TOTAL BONDS --- 1.2%
(Cost $644,394)

COMMON STOCK

ARGENTINA --- 3.3%

CONSUMER SERVICES --- 0.4%
      7,970 Central Costanera


OIL & GAS --- 2.0%
     47,000 Transportadora de Gas del Sur SA
     22,700 YPF SA


TELEPHONE --- 0.8%
     16,600 Telefonica de Argentina SA


TOTAL ARGENTINA --- 3.3%

AUSTRALIA --- 4.7%

FOREIGN BANKS --- 2.1%
    135,923 Australia & New Zealand Banking Group Ltd
    120,194 Westpac Banking Corporation Ltd


MFTG - CONSUMER PRODS. --- 1.5%
    367,413 Burns Philip & Company Ltd


MFTG - INDUSTRIAL PRODS --- 1.1%
    236,000 Capral Aluminum Ltd


TOTAL AUSTRALIA --- 4.7%

AUSTRIA --- 3.6%

ELECTRIC --- 1.4%
      5,600 EVN-Energie Versorgung AG


INDUSTRIAL SERVICES --- 1.0%
      4,200 VA Technologie AG


RETAIL TRADE --- 1.2%
     16,100 Baumax AG


TOTAL AUSTRIA --- 3.6%

BELGIUM --- 2.0%

MFTG - INDUSTRIAL PRODS --- 1.1%
      1,120 Solvay SA


MINING --- 0.9%
      7,500 NV Union Miniere SA


TOTAL BELGIUM --- 2.0%

CANADA --- 3.2%

ELECTRONICS - HIGH TECH --- 1.0%
     13,300 Newbridge Networks Corp


FOREIGN BANKS --- 1.2%
     21,500 Canadian Imperial Bank of Commerce


INSURANCE --- 0.4%
     11,000 London Insurance Group Inc


MFTG - INDUSTRIAL PRODS --- 0.6%
     70,000 Primex Forest Products Ltd


TOTAL CANADA --- 3.2%

CHILE --- 1.3%

MFTG - INDUSTRIAL PRODS --- 1.3%
     27,300 Madeco SA


TOTAL CHILE --- 1.3%

CZECH REPUBLIC --- 0.9%

ELECTRIC --- 0.9%
     13,200 Ceske Energeticke Zavody AS*


TOTAL CZECH REPUBLIC --- 0.9%

DENMARK --- 2.5%

CREDIT INSTITUTIONS --- 1.2%
     13,600 Unidanmark AS


TELEPHONE --- 1.2%
      6,400 Tele Danmark A/S ADR
      9,260 Tele Danmark A/S Class B


TOTAL DENMARK --- 2.5%

EUROPEAN COMMUNITY --- 0.8%

REAL ESTATE --- 0.8%
  1,281,500 Filinvest Land Inc*


TOTAL EUROPEAN COMMUNITY --- 0.8%

FINLAND --- 2.4%

HOLDING & INVEST. OFFICES --- 0.6%
     20,050 Amer Group Ltd


MFTG - INDUSTRIAL PRODS --- 1.8%
     46,000 Enso-Gutzeit OY
      7,700 Metsa-Serla OY
     27,800 Outokumpu OY
        800 Outokumpu OY - Warrants*


TOTAL FINLAND --- 2.4%

FRANCE --- 9.5%

ELECTRONICS - HIGH TECH --- 2.1%
      4,800 Alcatel Alsthom (Cie Gen El)
     10,465 Alcatel Cable SA


FOREIGN BANKS --- 1.4%
     16,892 Banque Nationale de Paris


MFTG - INDUSTRIAL PRODS --- 3.3%
        900 Ciba-Geigy AG
     21,700 Pechiney International SA
     30,000 Rhone Poulenc Rorer Inc


OIL & GAS --- 2.6%
     11,025 Compagnie Francaise de Petroleum Total SA
      9,249 Societe Nationale Elf Aquitaine


TOTAL FRANCE --- 9.5%

GERMANY --- 3.0%

ELECTRIC --- 1.3%
     17,000 Veba AG


MFTG - INDUSTRIAL PRODS --- 1.3%
      1,300 Arbed SA*
      2,060 Bayer AG


TRANSPORTATION EQUIPMENT --- 0.4%
      7,800 Bremer Vulkan Verbund AG*


TOTAL GERMANY --- 3.0%

HONG KONG --- 4.7%

ELECTRIC --- 0.4%
     33,000 Shandong Huaneng Power


HOLDING & INVEST. OFFICES --- 2.7%
     34,354 HSBC Holdings PLC
     93,200 Jardine Matheson Holdings Ltd
    100,000 Jardine Strategic Holdings Ltd


MFTG - CONSUMER PRODS. --- 1.0%
    912,000 Oriental Press Group
  1,116,000 Yue Yuen Industrial Holdings


REAL ESTATE --- 0.5%
     47,000 Hutchison Whampoa Ltd


TOTAL HONG KONG --- 4.7%

INDONESIA --- 1.0%

MFTG - CONSUMER PRODS. --- 1.0%
    153,000 PT Indo-Rama Synthetics


TOTAL INDONESIA --- 1.0%

ITALY --- 1.2%

COMMUNICATIONS --- 1.2%
    189,000 Stet Societa' Finanziaria Telefonica SPA
    174,000 Telecom Italia SPA


TOTAL ITALY --- 1.2%

JAPAN --- 2.8%

ELECTRONICS - HIGH TECH --- 2.8%
     64,000 Hitachi Ltd
      3,000 Matsushita Electric Industrial Company Ltd
     14,200 Sony Corp


TOTAL JAPAN --- 2.8%

MEXICO --- 2.1%

MFTG - CONSUMER PRODS. --- 0.6%
  1,549,100 Grupo Herdez SA*


MFTG - INDUSTRIAL PRODS --- 0.7%
     27,000 Cementos Paz Del Rio SA*


TELEPHONE --- 0.8%
     13,800 Telefonos de Mexico SA


TOTAL MEXICO --- 2.1%

NETHERLANDS --- 5.9%

CREDIT INSTITUTIONS --- 0.9%
      7,300 International Nederlanden Group


FOREIGN BANKS --- 1.3%
     15,537 ABN Amro Holding NV


INDUSTRIAL SERVICES --- 0.9%
     13,914 Koninklijke PTT Nederland NV


MFTG - INDUSTRIAL PRODS --- 1.4%
      4,000 Akzo Nobel NV
     11,525 European Vinyls Corporation International NV


TRANSPORTATION EQUIPMENT --- 1.4%
     14,900 Koninklijke Nedlloyd NV
     16,000 Koninklijke Pakhoed NV


TOTAL NETHERLANDS --- 5.9%

NEW ZEALAND --- 1.3%

HOLDING & INVEST. OFFICES --- 0.9%
    645,000 Brierley Investments Ltd


MFTG - INDUSTRIAL PRODS --- 0.4%
    140,000 Fletcher Challenge Ltd


TOTAL NEW ZEALAND --- 1.3%

NORWAY --- 5.4%

AIR --- 0.9%
     42,500 Helikopter Service A/S


MFTG - INDUSTRIAL PRODS --- 2.1%
     36,000 Elkem A/S
     28,777 Hafslund Nycomed A/S


OIL & GAS --- 1.6%
     52,000 Transocean Drilling A/S*


RETAIL TRADE --- 0.7%
     30,000 Aker A/S


TOTAL NORWAY --- 5.4%

SINGAPORE --- 0.7%

MFTG - CONSUMER PRODS. --- 0.7%
     76,000 Asia Pacific Resource International Holdings Ltd*


TOTAL SINGAPORE --- 0.7%

SPAIN --- 4.8%

ELECTRIC --- 2.4%
     11,000 Empresa Nacional De Electridad SA
     78,200 Iberdrola SA


FOREIGN BANKS --- 1.6%
      5,010 Banco Intercontinental Espanol SA
      2,000 Banco Popular Espanol SA


TELEPHONE --- 0.8%
     30,800 Telefonica de Espana SA


TOTAL SPAIN --- 4.8%

SWEDEN --- 5.8%

FOREIGN BANKS --- 1.7%
     20,000 Stadshypotek AB
     25,000 Svenska Handelsbanken Inc


INDUSTRIAL SERVICES --- 1.1%
     29,900 Celsius AB


MFTG - INDUSTRIAL PRODS --- 1.2%
     12,500 Assidomaen AB
      9,400 Astra AB


TRANSPORTATION EQUIPMENT --- 1.1%
     30,400 Volvo AB


WHOLESALE TRADE -CONSUMER --- 0.7%
      9,300 Electrolux AB


TOTAL SWEDEN --- 5.8%

SWITZERLAND --- 4.4%

CONSUMER SERVICES --- 1.2%
        400 Kuoni Reisenburo Holdings AG


ELECTRONICS - HIGH TECH --- 2.2%
        570 BBC Brown Boveri AG
        200 BBC Brown Boveri AG
        830 SMH AG


HOLDING & INVEST. OFFICES --- 1.0%
      5,500 CS Holding AG


TOTAL SWITZERLAND --- 4.4%

THAILAND --- 0.2%

REAL ESTATE --- 0.2%
     87,700 MDX Public Company Ltd


TOTAL THAILAND --- 0.2%

UNITED KINGDOM --- 4.9%

CONSUMER SERVICES --- 1.0%
     10,000 Smithkline Beecham PLC


GAS --- 0.7%
     96,700 British Gas PLC


INDUSTRIAL SERVICES --- 1.6%
    348,000 Meggitt Holdings PLC
    139,700 Transport Development Group PLC


MFTG - CONSUMER PRODS. --- 1.3%
    540,000 Albert Fisher Group PLC
     60,000 News International PLC


RETAIL TRADE --- 0.3%
     20,500 Kwik Save Group PLC


TOTAL UNITED KINGDOM --- 4.9%

UNITED STATES --- 1.4%

INSURANCE --- 1.4%
     18,600 Ace Ltd


TOTAL UNITED STATES --- 1.4%

TOTAL COMMON STOCK --- 83.7%                                         $
(Cost $42,732,186)

PREFERRED STOCK

BRAZIL --- 0.4%

TELEPHONE --- 0.4%
      4,350 Telecomunicacoes Brasileiras SA


TOTAL BRAZIL --- 0.4%

TOTAL PREFERRED STOCK --- 0.4%
(Cost $145,402)

SHORT-TERM INVESTMENTS

CANADA --- 5.3%

FOREIGN BANKS --- 5.3%
  2,920,000 Canadian Imperial Bank of Commerce


TOTAL CANADA --- 5.3%

UNITED STATES --- 9.4%

CREDIT INSTITUTIONS --- 5.8%
    235,000 AT&T Capital Corp
  2,800,000 Ford Motor Credit Co
    124,000 TransAmerica Financial Corp


SECURITIES & COMMODITIES --- 3.7%
  2,000,000 Merrill Lynch & Company Inc


TOTAL UNITED STATES --- 9.4%

TOTAL SHORT-TERM INVESTMENTS --- 14.8%
(Cost $8,074,526)

TOTAL INTERNATIONAL EQUITY PORTFOLIO --- 100.0%                      $
(Cost $51,596,508)


Maxim Series Fund, Inc.

INVESCO ADR Portfolio

COMMON STOCK

AUSTRALIA --- 6.7%

FOREIGN BANKS --- 2.7%
      1,600 National Australia Bank Ltd


MFTG - INDUSTRIAL PRODS --- 2.6%
      2,400 Amcor Ltd


OTHER TRANS. SERVICES --- 1.3%
      1,600 Mayne Nickless Ltd


TOTAL AUSTRALIA --- 6.7%

BELGIUM --- 0.9%

OIL & GAS --- 0.9%
        800 Petrofina SA


TOTAL BELGIUM --- 0.9%

CHILE --- 0.7%

MFTG - CONSUMER PRODS. --- 0.7%
        800 Compania Cervecerias Unidas SA


TOTAL CHILE --- 0.7%

DENMARK --- 2.3%

MFTG - INDUSTRIAL PRODS --- 2.3%
      1,800 Novo-Nordisk AS


TOTAL DENMARK --- 2.3%

FRANCE --- 7.9%

MFTG - CONSUMER PRODS. --- 3.4%
      1,500 Groupe Danone
      1,000 LVMH Moet Hennessy Louis Vuitton Inc


OIL & GAS --- 2.6%
      2,000 Total Compagnie Francaise des Petroles SA


SECURITIES & COMMODITIES --- 1.8%
      2,000 Societe Generale Paris


TOTAL FRANCE --- 7.9%

GERMANY --- 6.0%

MFTG - INDUSTRIAL PRODS --- 4.0%
        900 BASF AG
      2,500 Bayer AG


OIL & GAS --- 2.0%
      1,500 RWE AG


TOTAL GERMANY --- 6.0%

HONG KONG --- 3.9%

AIR --- 1.4%
      5,000 Swire Pacific Ltd


CONSUMER SERVICES --- 0.9%
      8,000 South China Morning Post Holdings Ltd


REAL ESTATE --- 1.6%
      2,000 Hang Lung Development
      1,600 Wharf Holdings Ltd


TOTAL HONG KONG --- 3.9%

ITALY --- 1.7%

COMMUNICATIONS --- 1.7%
      1,600 Stet Societa Finanziaria Telefonica SPA


TOTAL ITALY --- 1.7%

JAPAN --- 21.3%

CONSTRUCTION --- 2.0%
        400 Sekisui Homes Ltd


CREDIT INSTITUTIONS --- 3.5%
      2,200 Toyota Motor Credit Corp


ELECTRONICS - HIGH TECH --- 11.7%
      1,200 Fuji Photo Film Company Ltd
        600 Hitachi Ltd
        900 Konica Corp
        400 Matsushita Electric Industrial Company Ltd
        900 TDK Corp


MFTG - CONSUMER PRODS. --- 1.8%
        400 Kirin Brewery Company Ltd


RETAIL TRADE --- 2.3%
      1,500 Marui Ltd


TOTAL JAPAN --- 21.3%

MEXICO --- 0.7%

TELEPHONE --- 0.7%
        600 Telefonos de Mexico SA


TOTAL MEXICO --- 0.7%

NETHERLANDS --- 12.9%

FOREIGN BANKS --- 3.5%
      2,057 ABN Amro Holding NV


INSURANCE --- 3.3%
      2,000 Aegon NV


MFTG - CONSUMER PRODS. --- 5.2%
      2,000 Elsevier NV
        600 Unilever NV


MFTG - INDUSTRIAL PRODS --- 0.9%
        400 Akzo Nobel NV


TOTAL NETHERLANDS --- 12.9%

SINGAPORE --- 1.4%

WHOLESALE TRADE - INDL --- 1.4%
     12,000 Inchcape Berhad


TOTAL SINGAPORE --- 1.4%

SPAIN --- 7.9%

ELECTRIC --- 1.1%
        500 Empresa Nacional de Electricidad SA


FOREIGN BANKS --- 1.5%
        800 Banco Santander SA


OIL & GAS --- 2.5%
      2,000 Repsol SA


TELEPHONE --- 2.9%
      1,800 Telefonica de Espana SA


TOTAL SPAIN --- 7.9%

SWITZERLAND --- 8.6%

MFTG - CONSUMER PRODS. --- 2.5%
      1,200 Nestle SA


MFTG - INDUSTRIAL PRODS --- 6.1%
      2,000 Ciba-Geigy AG
      1,600 Sandoz AG


TOTAL SWITZERLAND --- 8.6%

UNITED KINGDOM --- 17.0%

ELECTRIC --- 2.9%
      1,500 National Power PLC
      1,200 Southern Electric PLC


FOREIGN BANKS --- 2.3%
        400 HSBC Holdings PLC


MFTG - CONSUMER PRODS. --- 3.9%
      8,000 Associated British Foods Ltd
      9,000 Unigate PLC


MFTG - INDUSTRIAL PRODS --- 2.1%
      2,000 Glaxo Wellcome PLC


OIL & GAS --- 3.7%
        800 Burmah Castrol PLC
        900 Shell Transport and Trading Co


RETAIL TRADE --- 0.9%
      5,000 Tesco PLC


TELEPHONE --- 1.3%
        600 British Telecommunications PLC


TOTAL UNITED KINGDOM --- 17.0%

TOTAL COMMON STOCK --- 100.0%
(Cost $2,346,649)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%
(Cost $2,346,649)


Maxim Series Fund, Inc.

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

COMMUNICATIONS --- 5.5%
      2,203 Arch Communications Group Inc*
      4,400 HA-LO Industries Inc*
      2,300 IPC Information Systems Inc*
      2,800 Mobilemedia Corp*
      2,100 Pronet Inc*


CONSUMER SERVICES --- 14.5%
      2,015 Biovail Corporation International*
      2,200 Elan Corp PLC*
      2,200 Henry Schein Inc*
      6,119 Horizon/CMS Healthcare Corp*
      2,000 Instent Inc*
      3,300 Lincare Holding Inc*
        800 Myriad Genetics Inc*
      3,600 Omnicare Inc
      3,600 Physician Reliance Network Inc*


CREDIT INSTITUTIONS --- 2.9%
      2,300 Zions Bancorp


ELECTRONICS - HIGH TECH --- 22.3%
      2,000 Alantec Corp*
      4,700 Aspect Telecommunications Corp*
      2,100 CBT Group PLC*
      2,000 Clarify Inc*
      2,200 Cognos Inc*
      1,600 FORE Systems Inc*
      7,000 Gandalf Technologies Inc*
      2,600 META Software Inc*
      4,200 Macromedia Inc*
      1,835 Madge Networks NV*
      3,000 Metatools Inc*
      2,200 Premenos Technology Corp*
      1,300 Radisys Corp*
      2,200 Saville Systems Ireland PLC*
      4,900 Summit Medical Systems Inc*
        700 Synx Research Inc*


INDUSTRIAL SERVICES --- 13.8%
        800 APAC Teleservices Inc*
      2,600 Avant Corp*
      1,350 Broadway & Seymour Inc*
      2,180 HBO & Co
      1,200 Medic Computer Systems Inc*
      2,500 PMT Services Inc*
      4,000 Progress Software Corp*
      1,300 Quarterdeck Corp*
      2,800 Quintiles Transnational Corp*
      2,300 Shiva Corp*


INSURANCE --- 3.7%
      3,600 Mercury General Corp
      1,500 Orion Capital Corp


MFTG - CONSUMER PRODS. --- 6.7%
      2,300 Culbro Corp*
      3,500 EP Technologies Inc*
      3,900 ParExel International Corp*
      2,400 Scientific Games Holdings Corp*
      1,400 Talbots Inc


MFTG - INDUSTRIAL PRODS --- 10.1%
      2,700 Agrium Inc
      2,600 Bay Networks Inc*
      3,500 Cephalon Inc*
      2,200 ResMed Inc*
      9,900 Uromed Corp*
      4,100 Verifone Inc*


RETAIL TRADE --- 2.8%
      5,600 Boston Chicken Inc*


TRANSPORTATION EQUIPMENT --- 2.8%
      2,000 Premisys Communications Inc*
      4,500 Rohr Inc*


TOTAL COMMON STOCK --- 85.1%
(Cost $4,645,778)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 4.4%
    280,000 Ford Motor Credit Co


FOREIGN BANKS --- 6.6%
    423,000 Canadian Imperial Bank of Commerce


TELEPHONE --- 3.9%
    246,000 AT&T Corp


TOTAL SHORT-TERM INVESTMENTS --- 14.9%
(Cost $948,441)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100.0%
(Cost $5,594,219)


Maxim Series Fund, Inc.

Mid-Cap Portfolio

COMMON STOCK

COMMUNICATIONS --- 15.2%
    131,025 Arch Communications Group Inc*
    107,400 Commnet Cellular Inc*
     38,600 Millicom International Cellular SA*
     83,875 Mobilemedia Corp*
    460,700 Paging Network Inc*
    155,650 Pricellular Corp*
                                                                     $

CONSUMER SERVICES --- 18.2%
    108,400 CUC International Inc*
    123,275 Family Golf Centers Inc*
    140,775 HFS Inc*
     90,375 Healthsouth Corp*
     67,925 Omnicare Inc
    285,500 PT Hanjaya Mandala Sampoerna
     16,925 Teva Pharmaceutical Industries Ltd
                                                                     $

CREDIT INSTITUTIONS --- 1.5%
     24,350 Credit Acceptance Corp*
    150,150 World Acceptance Corp*


ELECTRONICS - HIGH TECH --- 2.7%
    144,550 Black Box Corp*
     18,700 Gulf South Medical Supply Inc*
     34,350 Littelfuse Inc*
        825 Pittway Corp


GAS --- 0.1%
     17,325 NGC Corp


HOLDING & INVEST. OFFICES --- 0.7%
     33,584 Kinnevik AB


INDEPENDENT POWER PROD --- 3.1%
    237,725 Trigen Energy Corp


INDUSTRIAL SERVICES --- 10.3%
     98,675 First Data Corp
     72,725 Keane Inc*
    191,425 Medaphis Corp*
                                                                     $

INSURANCE --- 2.9%
     18,550 Oxford Health Plans Inc*
     32,500 Progressive Corp
     44,700 Protective Life Corp


MFTG - INDUSTRIAL PRODS --- 15.1%
    118,900 Exide Corp
    102,375 Minerals Technologies Inc
    152,925 RP Scherer International Corp*
     95,700 Sealed Air Corp*
    164,175 TheraTech Inc*
                                                                     $

RAILROADS --- 3.1%
     69,700 Wisconsin Central Transportation Corp*


REAL ESTATE --- 5.3%
    205,125 Insignia Financial Group Inc*


RETAIL TRADE --- 14.6%
    116,400 Autozone Inc*
    180,750 General Nutrition Companies Inc*
    239,979 JD Wetherspoon PLC
    114,525 Lone Star Steakhouse & Saloon Inc*
     19,075 O'Reilly Automotive Inc*
     44,725 Papa John's International Inc*
    129,525 Petco Animal Supplies Inc*
     25,450 Viking Office Products Inc*
                                                                     $

WHOLESALE TRADE -CONSUMER --- 3.1%
    206,200 APS Holding Corp*


TOTAL COMMON STOCK --- 96.1%                                        $1
(Cost $117,372,211)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 3.9%
  5,710,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 3.9%
(Cost $5,710,000)

TOTAL MID-CAP PORTFOLIO --- 100.0%                                  $1
(Cost $123,082,211)


Maxim Series Fund, Inc.

T.Rowe Price Equity/Income Portfolio

BONDS

COMMUNICATIONS --- 0.3%
     30,000 Continental Cablevision
            Senior Debentures
            9.000% September 1, 2008
      5,500 Time Warner Inc
            Senior Notes
            8.750% January 10, 2015


INDUSTRIAL SERVICES --- 0.9%
    100,000 Liberty Property Trust
            Convertible Bonds
            8.000% July 1, 2001


MFTG - INDUSTRIAL PRODS --- 0.2%
     25,000 Coca-Cola Bottling Company of the Southwest
            Senior Subordinated Notes
            9.000% November 15, 2003


REAL ESTATE --- 0.9%
    100,000 BF Saul Real Estate Investment Trust
            Senior Notes
            11.625% April 1, 2002


U.S. GOVERNMENTS --- 1.7%
     25,000 United States of America
            Treasury Notes
            7.250% August 15, 2004
     20,000 United States of America
            Treasury Notes
            7.375% November 15, 1997
     50,000 United States of America
            Treasury Notes
            7.750% January 31, 2000
     75,000 United States of America
            Treasury Notes
            6.625% March 31, 1997


TOTAL BONDS --- 4.1%
(Cost $426,772)

COMMON STOCK

AGENCY --- 2.2%
        900 Federal National Mortgage Association
      1,900 Student Loan Marketing Association


COMMUNICATIONS --- 2.0%
        300 Comsat Corp
      1,300 Gannett Company Inc
        400 Pacific Telesis Group
      1,600 US West Communications Group
      3,000 US West Media Group*


CONSTRUCTION --- 0.1%
        700 McDermott International Inc


CONSUMER SERVICES --- 5.3%
        500 Bausch & Lomb Inc
      2,300 Baxter International Inc
      2,800 Eli Lilly & Co
      1,500 H&R Block Inc
        700 Hanson PLC
      4,200 Smithkline Beecham PLC


CREDIT INSTITUTIONS --- 9.4%
      3,700 American Express Co
      2,000 Banc One Funding Corp
      1,100 Bankers Trust New York Corp
        250 Brooklyn Bancorp Inc*
      1,100 Chase Manhattan Corp
      1,100 Chemical Banking Corp
      1,100 First Interstate Bancorp
      1,800 JP Morgan & Company Inc
      2,900 Mellon Bank Corp
      1,500 National City Corp
        800 PNC Bank Corp
      1,500 US Bancorp


ELECTRIC --- 6.1%
      2,000 Baltimore Gas & Electric Co
      4,000 Centerior Energy Corp
      1,787 DQE Inc
      1,300 Dominion Resources Inc
      3,900 Entergy Corp
        800 Florida Progress Corp
        600 General Public Utilities Corp
      3,600 PacifiCorp
      1,600 Pacific Gas & Electric Co
      4,000 SCECorp
      2,000 Southern Co
      1,500 Unicom Corp


ELECTRONICS - HIGH TECH --- 4.4%
      1,400 Eastman Kodak Co
      2,300 General Electric Co
      2,900 Honeywell Inc
      1,100 Hubbell Inc


FOREIGN BANKS --- 0.3%
      4,100 Skandinaviska Enskilda Banken


FORESTRY --- 1.1%
        700 Georgia-Pacific Corp
      2,000 International Paper Co


GAS --- 0.2%
        200 Eastern Enterprises
      1,200 TransCanada Pipelines Ltd


HOLDING & INVEST. OFFICES --- 1.1%
     19,500 Lonrho PLC
      1,800 Weingarten Realty Investors


INDUSTRIAL SERVICES --- 2.1%
      1,000 Deluxe Corp
      1,800 Dun & Bradstreet Corp
        700 EG&G Inc
        600 PHH Corp
        700 Pitney Bowes Inc


INSURANCE --- 2.8%
        900 American General Corp
      1,500 Hilb Rogal & Hamilton Co
        800 Loews Corp
      1,700 Provident Companies Inc
      1,600 Travelers Group Inc
        400 Unum Corp
      1,000 Willis Corroon Group PLC


MFTG - CONSUMER PRODS. --- 10.1%
      3,300 American Brands Inc
      1,800 Anheuser-Busch Companies Inc
      1,200 Brown-Forman Corp
        900 CPC International Inc
      1,500 General Mills Inc
      1,800 HJ Heinz Co
        800 McGraw-Hill Companies Inc
      2,150 Philip Morris Companies Inc
      1,800 Quaker Oats Co
        800 RJR Nabisco Holdings Corp
        400 Readers Digest Association Inc Class A
        500 Readers Digest Association Inc Class B
      1,800 Sara Lee Corp
      2,300 UST Inc
        300 Unilever NV


MFTG - INDUSTRIAL PRODS --- 14.1%
      1,600 American Home Products Corp
      2,000 Betz Laboratories Inc
        300 Clorox Co
      1,311 Cooper Industries Inc
      2,700 Corning Inc
      2,100 EI DuPont De Nemours & Co
      1,600 Kimberly-Clark Corp
      2,000 Lubrizol Corp
      1,650 Minnesota Mining & Manufacturing Co
        700 Monsanto Co
      4,712 Pharmacia & Upjohn Inc
      1,200 Schering-Plough Corp
      1,600 Tambrands Inc
      2,350 USX-Marathon Group
      1,800 Union Camp Corp
      1,500 Warner-Lambert Co
        200 Witco Corp


MINING --- 0.7%
      1,586 Newmont Mining Corp


OIL & GAS --- 9.9%
      2,000 Atlantic Richfield Co
      1,000 British Petroleum PLC
      1,350 Chevron Corp
        537 Cooper Cameron Corp*
      2,300 Exxon Corp
        800 Mobil Corp
        700 Pennzoil Co
      1,000 Royal Dutch Petroleum Co
      1,391 Sun Company Inc
      2,200 Texaco Inc


OTHER TRANS. SERVICES --- 0.3%
      1,000 Alexander & Baldwin Inc
        300 General American Transportation Corp


RAILROADS --- 1.2%
        700 Conrail Inc
      1,150 Union Pacific Corp


REAL ESTATE --- 1.5%
      3,200 Debartolo Realty Corp
      2,700 General Growth Properties Inc
      2,800 Simon Property Group Inc


RETAIL TRADE --- 2.4%
        600 Dayton Hudson Corp
        400 Genuine Parts Co
        250 Hancock Fabrics Inc
      2,000 JC Penney & Company Inc
        900 May Department Stores Co
      1,500 Sears Roebuck & Co


TELEPHONE --- 3.9%
      2,500 Alltel Corp
      1,300 BCE Inc
      1,000 Bell Atlantic Corp
      1,200 Bellsouth Corp
      3,200 GTE Corp
      1,200 Southern New England Telecommunications Corp


TRANSPORTATION EQUIPMENT --- 1.0%
      1,100 Eaton Corp
        600 TRW Inc


WHOLESALE TRADE -CONSUMER --- 0.2%
        500 Fleming Companies Inc
        200 Helene Curtis Industries Inc


TOTAL COMMON STOCK --- 82.4%
(Cost $7,587,750)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 4.2%
    450,000 Ford Motor Credit Co


FOREIGN BANKS --- 4.7%
    511,000 Canadian Imperial Bank of Commerce


INDUSTRIAL SERVICES --- 4.6%
    500,000 PHH Corp


TOTAL SHORT-TERM INVESTMENTS --- 13.5%
(Cost $1,459,989)

TOTAL T.ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100.0%                $
(Cost $9,474,511)


Maxim Series Fund, Inc.

Foreign Equity Portfolio

COMMON STOCK

AUSTRALIA --- 4.2%

FOREIGN BANKS --- 0.6%
     26,200 Advanced Bank of Australia Ltd
     22,900 National Australia Bank Ltd


INDUSTRIAL SERVICES --- 0.2%
     30,300 Mayne Nickless Ltd


INSURANCE --- 0.3%
     13,850 Lend Lease Corporation Ltd


MFTG - CONSUMER PRODS. --- 0.6%
     71,000 John Fairfax Holdings Ltd
     42,000 News Corporation Ltd


MFTG - INDUSTRIAL PRODS --- 0.6%
     13,800 Amcor Ltd
     80,200 CSR Ltd


MINING --- 1.7%
     18,460 Broken Hill Proprietary Company Ltd
    145,800 Normandy Mining Ltd
     71,400 North Ltd
     65,300 QNI Ltd
     46,900 WMC Ltd


RETAIL TRADE --- 0.1%
     37,150 Woolworths Ltd


TOTAL AUSTRALIA --- 4.2%

FINLAND --- 1.9%

ELECTRONICS - HIGH TECH --- 0.9%
     14,600 Nokia AB


MFTG - CONSUMER PRODS. --- 0.7%
     11,150 Cultor OY


MFTG - INDUSTRIAL PRODS --- 0.3%
      7,900 Kymmene OY


TOTAL FINLAND --- 1.9%

GERMANY --- 5.7%

ELECTRIC --- 1.1%
     16,320 Veba AG


MFTG - CONSUMER PRODS. --- 0.6%
      6,850 Adidas AG*


MFTG - INDUSTRIAL PRODS --- 4.1%
      2,100 Hoechst AG
      2,960 Mannesmann AG
      6,200 SGL Carbon AG*
      1,150 Siemens AG


TOTAL GERMANY --- 5.7%

ITALY --- 4.9%

CREDIT INSTITUTIONS --- 0.7%
    365,300 Credito Italiano


ELECTRONICS - HIGH TECH --- 0.9%
    686,250 Olivetti*


FOREIGN BANKS --- 0.4%
    198,800 Banca Fideuram SPA


INSURANCE --- 0.7%
     73,100 Riunione Adriatica di Sicurta SPA


MFTG - INDUSTRIAL PRODS --- 0.5%
     58,900 Burgo (Cartiere) SPA


OIL & GAS --- 1.1%
     32,700 Edison SPA
    108,000 Ente Nazionale Idrocarburi SPA*
     88,250 Saipem SPA


RETAIL TRADE --- 0.2%
     57,050 Unicem SPA


TELEPHONE --- 0.5%
    313,600 Telecom Italia Mobile SPA


TOTAL ITALY --- 4.9%

JAPAN --- 34.7%

ELECTRONICS - HIGH TECH --- 4.5%
     30,000 Canon Inc
     46,000 Matsushita Electric Industrial Company Ltd
     26,000 Nippondenso Company Ltd
     19,000 Sony Corp


FOREIGN BANKS --- 10.2%
     79,000 Asahi Bank Ltd
     26,000 Bank of Tokyo
     43,000 Fuji Bank Ltd
     42,000 Mitsubishi Bank
     39,000 Sakura Bank Ltd
     39,000 Sanwa Bank Ltd
     47,000 Sumitomo Bank
     65,000 Tokai Bank


INDUSTRIAL SERVICES --- 0.6%
     42,000 Okumura


INSURANCE --- 0.0%
      3,000 Sumitomo Marine & Fire Insurance Co


MFTG - CONSUMER PRODS. --- 2.4%
     39,000 Dai Nippon Printing Company Ltd
     30,000 Kirin Brewery Company Ltd
     31,000 Onward Kashiyama Company Ltd


MFTG - INDUSTRIAL PRODS --- 7.3%
     41,000 Asahi Glass Company Ltd
    116,000 Ishikawajima-Harima Heavy Industries
      2,000 Kawasaki Steel Corp
     68,000 Mitsubishi Chemical Corp
     42,000 Mitsubishi Heavy Industries Ltd
    166,000 Nippon Steel Co
     39,000 Ricoh Corporation Ltd
     55,410 Sumitomo Rubber Industries Ltd
     14,000 Toto Ltd
     45,000 Yakult Honsha
     37,000 Yamanouchi Pharmaceutical


RAILROADS --- 1.6%
        108 East Japan Railway  Co
     75,000 Odakyu Electric Railway


REAL ESTATE --- 1.5%
     39,000 Mitsui Fudosan
     66,000 Sumitomo Realty & Development


RETAIL TRADE --- 2.6%
     30,000 Isetan Co
     76,000 Mitsukoshi Ltd
     29,000 Takashimaya Co


SECURITIES & COMMODITIES --- 1.4%
     22,000 Daiwa Securities Company Ltd
     26,000 Nomura Securities Company Ltd


TELEPHONE --- 0.3%
         20 Nippon Telegraph & Telephone Corp


TRANSPORTATION EQUIPMENT --- 1.0%
     30,000 Honda Motor Co


WHOLESALE TRADE - INDL --- 1.3%
     40,000 Mitsubishi Corp
     38,000 Mitsui & Co


TOTAL JAPAN --- 34.7%                                                $

NETHERLANDS --- 4.9%

ELECTRONICS - HIGH TECH --- 1.2%
     22,100 Philips Electronics NV


HOLDING & INVEST. OFFICES --- 1.5%
     14,250 Fortis Amev NV


MFTG - CONSUMER PRODS. --- 0.5%
      4,250 Nutricia Verenigde Bedrijven NV


MFTG - INDUSTRIAL PRODS --- 1.6%
      7,300 Akzo Nobel NV
     10,850 NV Koninklijke Sphinx Gustavsberg


TOTAL NETHERLANDS --- 4.9%

NORWAY --- 1.5%

CONSTRUCTION --- 0.4%
      7,150 Kvaerner AS


FORESTRY --- 0.6%
     14,400 Norske Skogindustrier AS


MFTG - CONSUMER PRODS. --- 0.5%
     25,000 Schibsted AS


TOTAL NORWAY --- 1.5%

SPAIN --- 5.5%

ELECTRIC --- 1.8%
    147,000 Compania Sevillana de Electricidad


FOREIGN BANKS --- 1.1%
     14,200 Banco Santander SA


MFTG - INDUSTRIAL PRODS --- 1.1%
      7,280 Acerinox SA


OTHER UTILITIES --- 1.4%
      5,950 Gas Natural SDG


TOTAL SPAIN --- 5.5%

SWITZERLAND --- 5.6%

INSURANCE --- 1.7%
      3,715 Zurich Versicherungsgesellschaft


MFTG - INDUSTRIAL PRODS --- 3.8%
      1,091 Alusuisse-Lonza Holding AG
        151 Roche Holding AG
        439 Sandoz AG


TOTAL SWITZERLAND --- 5.6%

UNITED KINGDOM --- 26.9%

AIR --- 0.6%
     57,750 British Airways PLC


COMMUNICATIONS --- 1.3%
     69,200 British Sky Broadcasting Group PLC
    154,850 TeleWest PLC*


CONSUMER SERVICES --- 3.3%
    321,050 Ladbroke Group PLC
     66,800 Smithkline Beecham PLC
     27,790 Thorn EMI PLC


ELECTRONICS - HIGH TECH --- 0.9%
    102,500 General Electric Co PLC


FOREIGN BANKS --- 1.5%
     27,000 Barclays PLC
    132,902 Lloyds TSB Group PLC


HOLDING & INVEST. OFFICES --- 0.8%
    119,950 Tomkins PLC


INSURANCE --- 1.3%
     48,800 Commercial Union PLC
     54,500 Prudential Corporation PLC


MFTG - CONSUMER PRODS. --- 6.9%
    417,800 ASDA Group PLC
     96,150 BAT Industries PLC
     99,650 Compass Group PLC
     55,400 Pearson PLC
     61,650 Reed International PLC
     75,050 United News & Media PLC


MFTG - INDUSTRIAL PRODS --- 5.6%
     59,800 British Aerospace PLC
    209,200 Caradon PLC
     93,300 Courtaulds PLC
     72,350 Glaxo Wellcome PLC
     89,000 TI Group PLC


OIL & GAS --- 0.8%
     39,060 Shell Transport & Trading Co PLC


REAL ESTATE --- 0.5%
    142,800 Pillar Property Investments PLC


RETAIL TRADE --- 2.4%
     59,000 Bass PLC
    167,900 Burton Group PLC
    105,400 Williams Holdings PLC


TELEPHONE --- 0.9%
    101,500 British Telecommunications PLC


TOTAL UNITED KINGDOM --- 26.9%                                       $

TOTAL COMMON STOCK --- 95.8%                                         $
(Cost $57,190,096)

PREFERRED STOCK

GERMANY --- 0.5%

MFTG - CONSUMER PRODS. --- 0.5%
        350 Hugo Boss AG


TOTAL GERMANY --- 0.5%

TOTAL PREFERRED STOCK --- 0.5%
(Cost $281,241)

SHORT-TERM INVESTMENTS

CANADA --- 3.8%

FOREIGN BANKS --- 3.8%
  2,422,000 Canadian Imperial Bank of Commerce


TOTAL CANADA --- 3.8%

TOTAL SHORT-TERM INVESTMENTS --- 3.8%
(Cost $2,422,000)

TOTAL FOREIGN EQUITY PORTFOLIO --- 100.0%                            $
(Cost $59,893,337)


Maxim Series Fund, Inc.

Growth Index Portfolio

COMMON STOCK

AGENCY --- 1.5%
      2,400 Federal Home Loan Mortgage Corp
      3,700 Federal National Mortgage Association
        100 Student Loan Marketing Association


AGRICULTURE --- 0.0%
        100 Agco Corp


AIR --- 0.2%
        400 Atlantic Southeast Airlines Inc
      2,200 Southwest Airlines Co
         25 UAL Corp*
        400 Valujet Inc*


COMMUNICATIONS --- 7.3%
        600 AH Belo Corp
     21,200 AT&T Corp
      8,400 Airtouch Communications Inc*
        850 Cabletron Systems Inc*
        200 Cablevision Systems Corp*
      2,100 Capital Cities/ABC Inc
        400 Cascade Communications Corp*
        400 Clear Channel Communications Inc*
      4,100 Comcast Corp
        600 Cox Communications Inc*
      2,400 Gannett Company Inc
        940 Gaylord Entertainment Co
      1,050 Infinity Broadcasting Corp*
        200 LIN Television Corp*
         25 MFS Communications Company Inc*
        900 Mobile Telecommunications Technologies Corp*
      1,200 New World Communications Group Inc*
      1,700 Paging Network Inc*
        700 Qualcomm Inc*
     10,990 Tele-Communications Inc*
      1,947 Tele-Communications Inc - Liberty Media Group*
        400 Telephone & Data Systems Inc
      5,700 Time Warner Inc
      1,800 Turner Broadcasting Systems Inc
      6,600 US West Media Group*
        550 Vanguard Cellular Systems Inc*
      2,690 Worldcom Inc*


CONSTRUCTION --- 0.1%
      1,093 Clayton Homes Inc


CONSUMER SERVICES --- 13.7%
        400 Allergan Inc
      4,500 Amgen Inc*
        200 Bausch & Lomb Inc
        200 Becton Dickinson & Co
        700 Beverly Enterprises Inc*
        600 Biogen Inc*
      1,900 Biomet Inc*
        500 Boyd Gaming Corp*
      3,900 Bristol-Myers Squibb Co
        900 CR Bard Inc
      3,000 CUC International Inc*
      1,400 Caremark International Inc
      1,700 Circus Circus Enterprises Inc*
      7,568 Columbia/HCA Healthcare Corp
        300 Cordis Corp*
        600 Eckerd Corp*
      3,700 Eli Lilly & Co
        300 FHP International Corp*
        800 Forest Laboratories Inc*
        500 Genzyme Corp*
      1,800 H&R Block Inc
        800 HFS Inc*
      1,750 Harrah's Entertainment Inc*
        500 Health Care & Retirement Corp*
      1,150 Health Management Associates Inc*
        600 Health Systems International Inc*
        600 HealthCare Compare Corp*
      1,600 Healthsouth Corp*
        300 Hilton Hotels Corp
      2,700 Humana Inc*
      1,600 ITT Corp*
      1,700 Ivax Corp
     10,900 Johnson & Johnson
        400 King World Productions Inc*
        650 La Quinta Inns Inc
      1,400 Laboratory Corp of America*
        248 MGM Grand Inc*
        800 Manor Care Inc
      2,100 Marriott International Inc
      3,900 Medtronic Inc
     20,900 Merck & Company Inc
        800 Mid Atlantic Medical Services Inc*
      1,500 Mirage Resorts Inc*
        400 Pacificare Health Systems Inc*
        725 Promus Hotel Corp*
        800 Quorum Health Group Inc*
      1,400 Service Corporation International
      1,150 St Jude Medical Inc*
        600 Stryker Corp*
        500 Surgical Care Affiliates Inc
        300 Tenet Healthcare Corp*
      8,800 The Walt Disney Co
      2,650 US Healthcare Inc
      2,200 United Healthcare Corp
        500 United States Surgical Corp
        680 Vencor Inc*
        200 Wellpoint Health Networks Inc*
      1,800 Whitman Corp


CREDIT INSTITUTIONS --- 1.7%
        600 Advanta Corp
      6,500 American Express Co
        400 Banc One Funding Corp
         45 Beneficial Corp
        100 Capital One Financial Corp
        300 Credit Acceptance Corp*
        200 Equitable of Iowa Cos
        700 Fifth Third Bancorp
        900 First USA Inc
      2,300 Green Tree Financial Corp
        800 Household International Inc
      2,200 MBNA Corp
      2,450 Mercury Finance Co
      2,300 Norwest Corp
        400 State Street Boston Corp
      1,200 Synovus Financial Corp
         30 Wells Fargo & Co


ELECTRIC --- 0.0%
        903 AES Corp*


ELECTRONICS - HIGH TECH --- 17.8%
      3,700 AMP Inc
        900 Adaptec Inc*
      1,000 Adobe Systems Inc
        200 Adtran Inc*
        900 Advanced Micro Devices Inc
      1,300 American Power Conversion Corp*
        500 Amphenol Corp*
      1,300 Analog Devices Inc*
        700 Andrew Corp*
        600 Apple Computer Inc
      3,000 Applied Materials Inc*
        100 Arrow International Inc
        700 Ascend Communications Inc*
      1,300 Atmel Corp*
        200 Avnet Inc
        100 Beckman Instruments Inc
        800 Black & Decker Corp
      1,500 Boston Scientific Corp*
      1,000 Cirrus Logic Inc*
      4,600 Cisco Systems Inc*
        800 Coltec Industries Inc*
      4,500 Compaq Computer Corp*
      1,400 Cypress Semiconductor Corp*
      1,900 DSC Communications Corp*
      1,100 Dell Computer Corp*
        300 Dentsply International Inc
        400 Diebold Inc
      2,000 Duracell International Inc
      5,200 Eastman Kodak Co
      2,200 Emerson Electric Co
        733 Federal Signal Corp
        160 Gateway 2000 Inc*
     28,200 General Electric Co
      2,100 General Instrument Corp*
        400 General Signal Corp
        625 Glenayre Technologies Inc*
      6,700 Hewlett-Packard Co
        200 Honeywell Inc
        210 Hubbell Inc
      1,300 Integrated Device Technology Inc*
     13,900 Intel Corp
      2,200 International Game Technology
        100 Johnson Controls Inc
        900 KLA Instruments Corp*
        600 Kemet Corp*
        400 Keystone International Inc
        400 Komag Inc*
      1,400 LCI International Inc*
      2,200 LSI Logic Corp*
        500 Lam Research Corp*
      1,200 Linear Technology Corp
        300 Loral Corp
        100 Mark IV Industries Inc
      1,000 Maxim Integrated Products Inc*
        900 Mentor Graphics Corp*
      2,700 Micron Technology Inc
      1,418 Molex Inc
     10,000 Motorola Inc
      1,800 National Semiconductor Corp*
      5,500 Novell Inc*
        700 Perkin-Elmer Corp
        200 Presstek Inc*
        800 Quantum Corp*
        700 Read-Rite Corp*
      1,300 Scientific-Atlanta Inc
        500 Seagate Technology Inc*
      1,200 Sensormatic Electronics Corp
      2,700 Silicon Graphics Inc*
        700 Solectron Corp*
        500 Stratacom Inc*
      2,900 Sun Microsystems Inc*
        400 Symbol Technologies Inc*
        200 Tektronix Inc
        700 Teledyne Inc
      1,300 Tellabs Inc*
        400 Tencor Instruments*
      1,100 Teradyne Inc*
      3,200 Texas Instruments Inc
      1,500 Thermo Electron Corp*
        216 Thermo Instrument Systems Inc*
         20 Thomas & Betts Corp
        580 US Robotics Corp*
        700 VLSI Technology Inc*
        500 Varian Associates Inc
        500 Vicor Corp*
        820 Vishay Intertechnology Inc*
        600 WW Grainger Inc
        440 Xerox Corp
      1,200 Xilinx Inc*
        700 York International Corp


ENVIRONMENTAL SERVICES --- 0.8%
      3,600 Browning-Ferris Industries Inc
        400 Rollins Inc
        600 Safety-Kleen Corp
      7,600 WMX Technologies Inc


FORESTRY --- 0.0%
        300 International Paper Co


GAS --- 0.4%
      3,700 Enron Corp
        600 Pogo Producing Co
        100 Sonat Inc
        300 Tenneco Inc
        300 Valero Energy Corp
        100 Williams Companies Inc


HIGHWAYS --- 0.0%
         40 Roadway Services Inc


HOLDING & INVEST. OFFICES --- 0.2%
        200 Finova Group Inc
        500 Health Care Property Investors Inc
        300 Hibernia Corp
         22 Kimco Realty Corp
        900 MGIC Investment Corp
        400 TIG Holdings Inc


INDEPENDENT POWER PROD --- 0.1%
        600 California Energy Company Inc*
        900 Wheelabrator Technologies Inc


INDUSTRIAL SERVICES --- 6.4%
        500 Acclaim Entertainment Inc*
        150 Alliance Semiconductor Corp*
        700 Altera Corp*
        800 America Online Inc*
        700 Arrow Electronics Inc*
        800 Autodesk Inc
      2,400 Automatic Data Processing Inc
        900 BMC Software Inc*
        300 Broderbund Software Inc*
        900 Cadence Design Systems Inc*
        700 Ceridian Corp*
        400 Cerner Corp*
        500 Cintas Corp
      3,100 Computer Associates International Inc
        900 Computer Sciences Corp*
        500 Compuware Corp*
        300 Deluxe Corp
      1,500 Dun & Bradstreet Corp
        800 Electronic Arts Inc*
      2,700 Equifax Inc
      3,285 First Data Corp
        700 Fiserv Inc*
        300 Flightsafety International Inc
      1,400 Fluor Corp
        700 Foster Wheeler Corp
        600 Gtech Holdings Corp*
        600 HBO & Co
      2,300 Informix Corp*
      1,300 Interpublic Group of Companies Inc
        600 Intuit Inc*
        600 Kelly Services Inc
      1,000 Manpower Inc
        800 Medaphis Corp*
      6,000 Microsoft Corp*
        500 Olsten Corp
      1,200 Omnicom Group Inc
      5,700 Oracle Systems Corp*
      1,000 Parametric Technology Corp*
        650 Paychex Inc
        500 Peoplesoft Inc*
      1,300 Pitney Bowes Inc
        200 Policy Management Systems Corp*
        600 Pyxis Corp*
        700 Reynolds & Reynolds Co
        132 SPS Transaction Services Inc*
        400 Shared Medical Systems Corp
        400 Sterling Software Inc*
        600 Sungard Data System Inc*
      1,200 Sybase Inc*
        700 Symantec Corp*
        700 Synopsys Inc*
        200 Thermo Cardiosystems Inc*
        254 Total System Services Inc
         35 TransTexas Gas Corp*
         30 Wallace Computer Services Inc
        300 Western Atlas Inc*


INSURANCE --- 2.3%
      1,300 Aflac Inc
        700 Alexander & Alexander Services Inc
         35 Ambac Inc
        100 American Financial Group Inc
      3,600 American International Group Inc
        600 American Re Corp
         50 Bankers Life Holding Corp
        300 Equitable Companies Inc
         35 First Colony Corp
        500 Foundation Health Corp*
        200 Geico Corp
        800 General Re Corp
        200 Hartford Steam Boiler Inspection & Insurance Co
      1,100 Healthsource Inc*
        600 ITT Hartford Group Inc*
         40 MBIA Inc
      1,200 Marsh & McLennan Companies Inc
         35 Old Republic International Corp
        600 Oxford Health Plans Inc*
         30 Paul Revere Corp
        700 Physician Corporation of America*
        900 Progressive Corp
         40 Reliastar Financial Corp
        750 SunAmerica Inc
        100 The PMI Group Inc
        100 Torchmark Corp
         40 Transatlantic Holdings Inc
        900 Travelers Group Inc
        100 USF&G Corp
        100 Unum Corp
        900 Value Health Inc*


MFTG - CONSUMER PRODS. --- 16.3%
        200 Alberto-Culver Co
        100 American Greetings Corp
      2,000 Anheuser-Busch Companies Inc
        625 Archer-Daniels-Midland Co
      1,100 Avon Products Inc
        300 Bed Bath & Beyond Inc*
        800 Brown-Forman Corp
        900 Brunswick Corp
      2,100 CPC International Inc
      2,200 Campbell Soup Co
     21,200 Coca-Cola Co
        700 Coca-Cola Enterprises Inc
      2,500 Colgate-Palmolive Co
      4,000 ConAgra Inc
         20 Crown Vantage Inc*
        900 Dial Corp
        600 Dow Jones & Company Inc
        400 Eastman Chemical Co
        100 Fort Howard Corp*
        300 Fruit of the Loom Inc*
        300 Gartner Group Inc*
      2,300 General Mills Inc
      7,500 Gillette Co
      2,650 HJ Heinz Co
        400 HON Industries Inc
        900 Harcourt General Inc
        400 Hasbro Inc
        100 Hershey Foods Corp
        400 Hillenbrand Industries Inc
        100 Hormel Foods Corp
        100 IBP Inc
      1,600 International Flavors & Fragrances Inc
        300 Jones Apparel Group Inc*
        500 Jostens Inc
      1,800 Kellogg Co
        333 Lancaster Colony Corp
        800 Lee Enterprises Inc
      1,400 Leggett & Platt Inc
        400 Marvel Entertainment Group Inc*
        600 Masco Corp
      3,687 Mattel Inc
      1,200 McCormick & Company Inc
        700 McGraw-Hill Companies Inc
        300 Media General Inc
      1,200 Nabisco Holdings Corp
        200 New York Times Co
      2,700 Newell Co
        300 Nine West Group Inc*
     13,300 Pepsico Inc
     14,200 Philip Morris Companies Inc
      1,200 Pioneer Hi-Bred International Inc
      1,000 Premark International Inc
      1,500 Quaker Oats Co
      2,400 RJR Nabisco Holdings Corp
      1,200 RR Donnelley & Sons Co
      1,200 Ralston-Ralston Purina Group
      1,600 Readers Digest Association Inc Class A
      2,700 Rubbermaid Inc
        200 Russell Corp
      8,200 Sara Lee Corp
        200 Scholastic Corp*
        140 Schweitzer-Mauduit International Inc*
      2,000 Shaw Industries Inc
      1,200 Starbucks Corp*
        200 Talbots Inc
        220 The EW Scripps Co
        900 Tribune Co
        900 Tyson Foods Inc
      3,300 UST Inc
      1,000 Unifi Inc
         30 Universal Foods Corp
        100 VF Corp
        200 Valhi Inc
        900 Warnaco Group Inc
         10 Washington Post Co
      1,700 Wm Wrigley Jr Co


MFTG - INDUSTRIAL PRODS --- 13.1%
      2,700 3Com Corp*
        625 A Schulman Inc
         51 ARCO Chemical Co
     13,400 Abbott Laboratories
      1,500 Air Products & Chemicals Inc
        400 Airgas Inc*
        500 Albemarle Corp
        700 Allegheny Ludlum Corp
      1,200 Alza Corp*
      2,600 American Home Products Corp
      1,300 American Standard Companies Inc*
      1,400 Baker Hughes Inc
         25 Ball Corp
        400 Bandag Inc
      2,935 Bay Networks Inc*
        900 Bemis Company Inc
        400 Betz Laboratories Inc
        100 CBI Industries Inc
        400 Cabot Corp
      1,200 Callaway Golf Co
         25 Case Corp
        800 Caterpillar Inc
      1,000 Centocor Inc*
        300 Chiron Corp*
        600 Cincinnati Milacron Inc
        500 Clorox Co
         40 Consolidated Papers Inc
      1,200 Cooper Tire & Rubber Co
      3,900 Corning Inc
        400 Crane Co
        800 Crompton & Knowles Corp
      1,400 Crown Cork & Seal Company Inc*
        500 Danaher Corp
      1,400 Dover Corp
      3,100 Dow Chemical Co
      3,200 EMC Corp*
        900 Ecolab Inc
      1,700 Engelhard Corp
      1,500 Ethyl Corp
        200 First Brands Corp
        400 Georgia Gulf Corp
      1,100 Great Lakes Chemical Corp
      1,200 Guidant Corp
         30 Harnischfeger Industries Inc
      1,900 Hercules Inc
      1,000 ITT Industries Inc*
      1,600 Illinois Tool Works Inc
        200 Kennametal Inc
      2,380 Kimberly-Clark Corp
        100 LTV Corp*
        800 Lear Seating Corp*
        400 Loctite Corp
        300 Lyondell Petrochemical Co
        300 MA Hanna Co
      1,200 Mallinckrodt Group Inc
         40 Marquette Electronics Inc*
         50 Martin Marietta Materials Inc
        600 Microchip Technology Inc*
        800 Millipore Corp
      4,400 Minnesota Mining & Manufacturing Co
        400 Modine Manufacturing Co
      1,000 Monsanto Co
      2,500 Morton International Inc
      2,000 Mylan Laboratories Inc
        200 NL Industries Inc*
      1,100 Nalco Chemical Co
        200 Nordson Corp
        300 Novellus Systems Inc*
      1,500 Nucor Corp
      1,700 Owens-Illinois Inc*
        300 PH Glatfelter Co
      2,000 PPG Industries Inc
      1,900 Pall Corp
        700 Parker Hannifin Corp
         30 Pentair Inc
      1,100 Perrigo Co*
     10,700 Pfizer Inc
      5,500 Pharmacia & Upjohn Inc
        450 Polaris Industries Inc
      2,400 Praxair Inc
        400 RP Scherer International Corp*
      1,225 RPM Inc (Ohio)
        600 Raychem Corp
        300 Rhone Poulenc Rorer Inc
        200 Riverwood International Corp
      6,200 Schering-Plough Corp
        600 Sealed Air Corp*
        500 Sherwin-Williams Co
        800 Sigma Aldrich Corp
        500 Silicon Valley Group Inc*
      1,550 Sonoco Products Co
        500 Stewart & Stevenson Services Inc
        400 Tambrands Inc
        300 Trimas Corp
        600 Trinity Industries Inc
        400 Trinova Corp
      2,158 Tyco International Ltd
        800 USG Corp*
        300 Union Carbide Corp
        300 Valspar Corp
        700 WR Grace & Co
      1,100 Warner-Lambert Co
        100 Wellman Inc
        900 Western Digital Corp*
      1,300 Worthington Industries Inc


MINING --- 0.4%
        200 Battle Mountain Gold Co
      2,838 Freeport-McMoRan Copper & Gold Inc
        800 Homestake Mining Co
        200 Newmont Gold Co
        824 Newmont Mining Corp
        300 Santa Fe Pacific Gold Corp
        100 Vigoro Corp
        500 Vulcan Materials Co


OIL & GAS --- 1.6%
        900 Anadarko Petroleum Corp
        800 Apache Corp
        340 Atlantic Richfield Co
      1,200 Burlington Resources Inc
        200 Coastal Corp
        700 Dresser Industries Inc
        500 Enron Oil & Gas Co
        200 Enserch Corp
        216 Freeport-McMoRan Inc
      2,800 Global Marine Inc*
      1,200 Halliburton Co
        100 Kerr-McGee Corp
        500 Lousiana Land & Exploration Co
        300 Mapco Inc
        200 Mitchell Energy & Development Corp
        700 Noble Affiliates Inc
      3,500 Phillips Petroleum Co
        100 Santa Fe Energy Resources Inc*
         25 Sonat Offshore Drilling Inc
        500 Tosco Corp
        600 Triton Energy Corp
        100 Ultramar Corp
      1,500 Union Texas Petroleum Holdings Inc
      4,200 UnoCal Corp
        300 Vastar Resources Inc


OTHER TRANS. SERVICES --- 0.1%
        200 FMC Corp*
        300 Federal Express Corp*
        700 Tidewater Inc


RAILROADS --- 0.4%
      1,593 Burlington Northern Santa Fe
        600 Illinois Central Corp
        500 Kansas City Southern Industries Inc
        300 Wisconsin Central Transportation Corp*


REAL ESTATE --- 0.1%
      1,000 Simon Property Group Inc
        800 The Rouse Co
        400 Vornado Realty Trust


RETAIL TRADE --- 7.1%
      3,800 Albertson's Inc
        200 American Stores Co
      2,200 Autozone Inc*
        200 Barnes & Noble Inc*
        600 Best Buy Inc*
        500 Bob Evans Farms Inc
        800 Boston Chicken Inc*
      1,250 Brinker International Inc*
      1,500 Circuit City Stores Inc
        800 Consolidated Stores Corp*
        800 Corporate Express Inc*
      1,000 Cracker Barrel Old Country Store Inc
      2,700 Darden Restaurants Inc
        200 Dayton Hudson Corp
        200 Dillard Department Stores Inc
      1,231 Dollar General Corp
        500 Fastenal Co
      1,000 Federated Department Stores Inc*
      6,100 Food Lion Inc
      1,900 Gap Inc
      1,500 General Nutrition Companies Inc*
      1,000 Genuine Parts Co
        100 Giant Food Inc
        100 Great Atlantic & Pacific Tea Company Inc
        500 Hannaford Brothers Co
        700 Heilig-Meyers Co
      8,000 Home Depot Inc
        500 Kohls Corp*
      1,800 Kroger Co*
      4,500 Limited Inc
        500 Lone Star Steakhouse & Saloon Inc*
      2,200 Lowe's Companies Inc
      1,300 May Department Stores Co
     11,700 McDonald's Corp
        400 Micro Warehouse Inc*
        700 Nordstrom Inc
      2,250 Office Depot Inc*
        700 Officemax Inc*
        500 Outback Steakhouse Inc*
        850 Petsmart Inc*
        600 Revco DS Inc*
      1,800 Safeway Inc*
        600 Sears Roebuck & Co
      1,700 Southland Corp*
        200 Spiegel Inc
      1,550 Staples Inc*
        800 Stop & Shop Companies Inc*
        400 TJX Companies Inc
        600 Tandy Corp
      1,000 The Pep Boys - Manny Moe & Jack
      2,600 Toys R Us Inc*
        700 Viking Office Products Inc*
     23,000 Wal-Mart Stores Inc
      4,200 Walgreen Co
      1,600 Wendy's International Inc
      1,200 Winn-Dixie Stores Inc


SECURITIES & COMMODITIES --- 0.3%
      1,800 Charles Schwab & Company Inc
        600 Dean Witter Discover & Co
        900 Franklin Resources Inc
        147 John Nuveen Co
        400 T Rowe Price & Associates Inc
        100 United Asset Management Corp


TELEPHONE --- 1.1%
      1,100 ADC Telecommunications Inc*
      1,700 Alltel Corp
      1,700 Ameritech Corp
      1,500 Bell Atlantic Corp
        500 Century Telephone Enterprises Inc
      1,100 Cincinnati Bell Inc
      1,800 Frontier Corp
      1,400 MCI Communications Corp
        900 Sprint Corp


TRANSPORTATION EQUIPMENT --- 0.9%
      1,100 Allied-Signal Inc
        300 Eaton Corp
        900 Echlin Inc
        200 Fleetwood Enterprises Inc
      5,100 General Motors Corp
      1,300 Harley-Davidson Inc
         25 Sundstrand Corp
        300 Superior Industries International Inc
         25 Xtra Corp


WHOLESALE TRADE - INDL --- 0.3%
      1,900 Alco Standard Corp
        400 Jefferson Smurfit Corp*
        300 McKesson Corp
        400 Premier Industrial Corp
        800 Sybron International Corp*


WHOLESALE TRADE -CONSUMER --- 2.9%
        800 Avery Dennison Corp
        725 Cardinal Health Inc
        120 Coleman Company Inc*
        400 Department 56 Inc*
      1,000 Nike Inc
      1,100 Price/Costco Inc*
     11,600 Procter & Gamble Co
        800 Reebok International Ltd
      1,300 Sunbeam-Oster Co
      3,100 Sysco Corp


TOTAL COMMON STOCK --- 97.1%                                         $
(Cost $35,237,225)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 2.9%
  1,266,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 2.9%
(Cost $1,266,000)

TOTAL GROWTH INDEX PORTFOLIO --- 100.0%                              $
(Cost $36,503,225)


Maxim Series Fund, Inc.

Investment Grade Corporate Bond Portfolio

BONDS

CANADIAN - PROVINCIAL --- 15.6%
  3,500,000 British Columbia
            Debentures
            7.000% January 15, 2003
  3,000,000 Manitoba
            Yankee Bonds
            8.750% May 15, 2001
  3,000,000 New Brunswick
            Notes
            7.125% October 1, 2002
  4,000,000 Quebec
            Yankee Debentures
            7.500% July 15, 2002
                                                                     $

COMMUNICATIONS --- 3.5%
  3,000,000 International Telecommunications Satellite
            Eurodollar Notes
            7.375% August 6, 2002


CREDIT INSTITUTIONS --- 20.3%
  2,000,000 Chrysler Financial Corp
            Medium Term Notes
            6.520% July 21, 1999
  3,000,000 Commercial Credit Corporation Ltd
            Notes
            7.375% March 15, 2002
  3,000,000 Countrywide Funding Corp
            Medium Term Notes
            6.960% April 15, 2003
  3,000,000 Ford Motor Credit Co
            Global Bonds
            6.250% November 8, 2000
  3,000,000 General Electric Capital Corp
            Eurodollar Medium Term Notes
            8.100% February 15, 2002
  2,000,000 General Motors Acceptance Corp
            Medium Term Notes
            7.625% May 5, 2003
  2,000,000 Household International BV
            Senior Notes
            6.000% March 15, 1999
                                                                     $

ELECTRIC --- 7.9%
  3,000,000 Commonwealth Edison Co
            First Mortgage Bonds
            7.500% January 1, 2001
  2,000,000 Florida Power & Light Co
            First Mortgage Bonds
            5.500% July 1, 1999
  2,000,000 Metropolitan Edison Co
            Secured Medium Term Notes
            8.050% March 1, 2002


ELECTRONICS - HIGH TECH --- 2.3%
  2,000,000 Xerox Corp
            Notes
            7.150% August 1, 2004


FOREIGN BANKS --- 7.1%
  3,000,000 Midland Bank PLC
            Yankee Sub Notes
            8.625% December 15, 2004
  3,000,000 Swiss Bank Corp
            Subordinated Notes
            6.750% July 15, 2005


FOREIGN GOVERNMENTS --- 2.1%
  2,000,000 Republic of Iceland
            Yankee Notes
            6.125% February 1, 2004


GAS --- 2.6%
  2,363,000 Columbia Gas System Inc
            Notes
            6.610% November 28, 2002


HIGHWAYS --- 2.3%
  2,000,000 Ryder Systems Inc
            Medium Term Notes
            8.300% January 25, 2000


LEASING --- 3.6%
  3,000,000 US Leasing International
            Senior Notes
            8.750% December 1, 2001


MFTG - CONSUMER PRODS. --- 11.4%
  3,000,000 Fruit of the Loom Inc
            Senior Notes
            7.875% October 15, 1999
  2,000,000 Grand Metropolitan Investment Corp
            Debentures
            8.625% August 15, 2001
  3,000,000 Nabisco Inc
            Notes
            6.700% June 15, 2002
  2,000,000 Reed Publishing (USA) Inc
            Eurodollar Notes
            9.625% July 9, 1997
                                                                     $

OIL & GAS --- 2.4%
  2,000,000 BP America Inc
            Guaranteed Eurodollar Notes
            9.750% March 1, 1999


REAL ESTATE --- 3.5%
  3,000,000 Wharf Capital International Ltd
            Yankee Notes
            8.875% November 1, 2004


RETAIL TRADE --- 4.9%
  3,000,000 KMart Corp
            Notes
            8.125% December 1, 2006
  2,000,000 May Department Stores Co
            Debentures
            9.875% June 15, 2000


SECURITIES & COMMODITIES --- 3.6%
  3,000,000 Lehman Brothers Holdings Inc
            Notes
            8.500% May 1, 2007


WHOLESALE TRADE -CONSUMER --- 5.9%
  3,000,000 Johnson & Johnson
            Eurodollar Notes
            8.250% November 9, 2004
  2,000,000 Supervalu Inc
            Notes
            7.250% July 15, 1999


TOTAL BONDS --- 99.0%                                                $
(Cost $89,851,949)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 1.0%
    918,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 1.0%
(Cost $918,000)

TOTAL INVESTMENT GRADE CORPORATE BOND PORTFOLIO --- 100.0%           $
(Cost $90,769,949)


Maxim Series Fund, Inc.

Short-Term Maturity Bond Portfolio

BONDS

AGENCY --- 12.9%
  2,000,000 Federal Home Loan Bank
            Notes
            7.280% February 24, 1998


CANADIAN - PROVINCIAL --- 6.2%
  1,000,000 Ontario Hydro
            Yankee Notes
            5.800% March 31, 1998


CREDIT INSTITUTIONS --- 12.5%
  1,000,000 Beneficial Corp
            Medium Term Notes
            6.060% September 23, 1997
  1,000,000 Ford Motor Credit Co
            Global Notes
            6.250% February 26, 1998


ELECTRIC --- 19.3%
  1,100,000 Baltimore Gas & Electric Co
            Medium Term Notes
            6.900% July 8, 1997
  1,000,000 Carolina Power & Light Co
            First Mortgage Bonds
            5.375% July 1, 1998
  1,000,000 Pacific Gas & Electric Co
            First Mortgage Bonds
            5.375% August 1, 1998


ELECTRONICS - HIGH TECH --- 6.3%
  1,000,000 International Business Machines Corp
            Global Notes
            6.375% November 1, 1997


MFTG - CONSUMER PRODS. --- 6.3%
  1,000,000 Pepsico Inc
            Notes
            6.875% May 15, 1997


MFTG - INDUSTRIAL PRODS --- 7.5%
  1,200,000 Alcan Aluminum Corp
            Debentures
            6.375% September 1, 1997


SECURITIES & COMMODITIES --- 6.6%
  1,000,000 The Bear Stearns Companies Inc
            Senior Notes
            9.125% April 15, 1998


SUPRANATIONALS --- 6.6%
  1,000,000 Inter-American Development Bank
            Yankee Notes
            9.500% October 15, 1997


TELEPHONE --- 6.8%
  1,000,000 Nippon Telegraph & Telephone Co
            Yankee Notes
            9.500% July 27, 1998


U.S. GOVERNMENTS --- 5.0%
    800,000 United States of America
            Treasury Notes
            5.625% January 31, 1998


TOTAL BONDS --- 96.1%                                                $
(Cost $15,419,214)

SHORT-TERM INVESTMENTS

INDUSTRIAL SERVICES --- 0.8%
    130,000 PHH Corp


SECURITIES & COMMODITIES --- 3.1%
    500,000 Merrill Lynch & Company Inc


TOTAL SHORT-TERM INVESTMENTS --- 3.9%
(Cost $629,815)

TOTAL SHORT-TERM MATURITY BOND PORTFOLIO --- 100.0%                  $
(Cost $16,049,029)


Maxim Series Fund, Inc.

Small-Cap Aggressive Growth Portfolio

COMMON STOCK

CONSUMER SERVICES --- 6.4%
     10,800 Community Health Systems Inc*
     16,957 Grancare Inc*
     18,400 Health Images Inc
      4,900 Healthplan Services Corp*
     12,800 Patriot American Hospitality Inc
     24,900 Regency Health Services Inc*
      8,500 Sierra Health Services Inc*
      7,000 Supertel Hospitality Inc*


CREDIT INSTITUTIONS --- 6.5%
     10,800 Charter One Financial Inc
      6,300 Cityscape Financial Corp*
      6,500 Commercial Federal Corp
     16,300 DVI Inc*
      8,500 First Financial Corp
     10,000 First Savings Bank of Washington Bancorp Inc
     12,100 Imperial Credit Industries Inc*
        387 Investors Financial Services Corp*
     15,700 WFS Financial Inc*


ELECTRONICS - HIGH TECH --- 12.2%
      5,700 Amphenol Corp*
      3,800 Burr Brown Corp*
     10,725 Conmed Corp*
      6,100 Dallas Semiconductor Corp
     10,400 Davel Communications Group Inc*
     14,450 Gelman Sciences Inc*
      5,775 Harman International Industries Inc
     15,400 Keystone International Inc
      2,075 Lunar Corp*
      7,400 MDL Information Systems Inc*
      9,200 Medisense Inc*
     22,100 Numerex Corp*
      3,800 SPSS Inc*
     13,900 Sofamor Danek Group Inc*
      7,700 Strattec Security Corp*
      6,100 Unitrode Corp*
     10,800 Woodhead Industries Inc
      5,300 Zilog Inc*


ENVIRONMENTAL SERVICES --- 0.9%
      7,100 United Waste Systems Inc*


GAS --- 0.8%
     20,400 Pride Petroleum Services Inc*


HOLDING & INVEST. OFFICES --- 1.9%
      7,200 Eaton Vance Corp
     15,700 Liberty Property Trust


INDUSTRIAL SERVICES --- 3.2%
      5,000 Analysts International Corp
      9,900 CDI Corp*
      7,600 Career Horizons Inc*
      8,600 Control Data Systems Inc*
      2,400 Sterling Software Inc*


INSURANCE --- 6.7%
     10,400 Allied Group Inc
      5,300 Amerin Corp*
     10,600 Capital RE Corp
      3,800 Meadowbrook Insurance Group*
      9,800 Protective Life Corp
     11,900 Reinsurance Group America Co
      7,150 Triad Guaranty Inc*


MFTG - CONSUMER PRODS. --- 5.5%
      7,700 Banta Corp
      7,000 Houghton Mifflin Co
      3,900 Insilco Corp*
      8,000 Jones Apparel Group Inc*
     18,400 Masland Corp
      5,400 Universal Foods Corp


MFTG - INDUSTRIAL PRODS --- 18.5%
      3,700 Aptargroup Inc
      6,500 Bush Boake Allen Inc*
      6,200 Cambrex Corp
     14,600 Caraustar Industries Inc
     14,700 Citation Corp*
      3,500 Cytec Industries Inc*
     19,100 Dynatech Corp*
      8,300 Gasonics International Corp*
     19,600 Giant Cement Holding Inc
      7,000 Greenfield Industries Inc
     33,750 Griffon Corp*
     17,500 Inbrand Corp*
      8,200 Intertape Polymer Group Inc
      5,500 Learonal Inc
      7,400 Quanex Corp
     21,200 Republic Engineered Steels Inc*
     12,400 Toro Co
     33,800 UNR Industries Inc
     21,100 United States Can Corp*
      7,800 WH Brady Co
      8,000 Walbro Corp
     15,700 Whittaker Corp*
      5,800 Wolverine Tube Inc*


MINING --- 0.9%
      5,900 Cleveland-Cliffs Inc


OIL & GAS --- 6.1%
     18,100 Belden & Blake Corp*
     14,200 Cross Timbers Oil Co
      3,100 Global Industries Ltd*
     21,400 Lomak Petroleum Inc
     12,000 Seitel Inc*
     19,100 Vintage Petroleum Inc


OTHER TRANS. SERVICES --- 2.2%
     18,300 Harper Group Inc
     15,500 TNT Freightways Corp


RAILROADS --- 0.7%
      9,500 ABC Rail Products Corp*


REAL ESTATE --- 3.6%
     18,300 Capstone Capital Trust Inc
     17,700 Chateau Properties Inc
     11,900 HGI Realty Inc


RETAIL TRADE --- 5.4%
      9,500 Borders Group Inc*
     21,850 Cato Corp
      3,400 Claire's Stores Inc
     20,500 Cole National Corp*
     11,900 Crossmann Communities Inc*
      8,200 Hardinge Inc
     14,000 Haverty Furniture Inc
      9,400 Officemax Inc*


WHOLESALE TRADE - INDL --- 0.3%
      6,000 Cort Business Services Corp*


WHOLESALE TRADE -CONSUMER --- 1.8%
     21,000 Congoleum Corp*
     17,600 World Fuel Services Corp


TOTAL COMMON STOCK --- 83.4%                                         $
(Cost $20,840,040)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 12.0%
  1,200,000 American Express Credit Corp
  1,200,000 Ford Motor Credit Co
  1,000,000 TransAmerica Financial Corp


FOREIGN BANKS --- 4.6%
  1,314,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 16.6%
(Cost $4,712,173)

TOTAL SMALL-CAP AGGRESSIVE GROWTH PORTFOLIO --- 100.0%               $
(Cost $25,552,213)


Maxim Series Fund, Inc.

Government Mortgage Securities Portfolio

BONDS

AGENCY --- 75.1%
    649,013 Federal Home Loan Mortgage Corp
            Pool #N70005
            9.500% November 1, 2020
  3,258,318 Federal Home Loan Mortgage Corp
            Pool #G00256
            8.000% November 1, 2023
  6,284,662 Federal Home Loan Mortgage Corp
            Pool #G00300
            9.500% April 1, 2025
  1,924,709 Federal Home Loan Mortgage Corp
            Pool #G10289
            8.500% February 1, 2008
  3,303,047 Federal Home Loan Mortgage Corp
            Pool #E00219
            6.500% June 1, 2008
  8,000,000 Federal Home Loan Mortgage Corp
            Gold TBA
            6.500% September 1, 2024
  1,097,349 Federal Home Loan Mortgage Corp
            Pool #E00177
            6.500% December 1, 2007
  2,645,586 Federal Home Loan Mortgage Corp
            Pool #G10006
            10.000% January 1, 2006
  1,654,470 Federal Home Loan Mortgage Corp
            Pool #C90085
            9.000% December 1, 2014
  5,955,622 Federal Home Loan Mortgage Corp
            Pool #O20005
            6.500% January 1, 2018
  1,741,609 Federal Home Loan Mortgage Corp
            Pool #884002
            9.500% June 1, 2020
    781,830 Federal Home Loan Mortgage Corp
            Pool #730326
            8.500% November 1, 2006
    790,957 Federal Home Loan Mortgage Corp
            Pool #884018
            9.500% September 1, 2020
  1,481,183 Federal Home Loan Mortgage Corp
            Gold TBA
            7.500% January 1, 2024
  1,519,997 Federal Home Loan Mortgage Corp
            Gold TBA
            8.500% March 1, 2020
    288,596 Federal National Mortgage Association
            Pool #091122
            9.500% March 1, 2020
    780,335 Federal National Mortgage Association
            Pool #050796
            7.500% September 1, 2023
     72,391 Federal National Mortgage Association
            Pool #286640
            7.500% June 1, 2024
  1,654,211 Federal National Mortgage Association
            Pool #286579
            7.500% June 1, 2024
     82,966 Federal National Mortgage Association
            Pool #286136
            7.500% June 1, 2024
    484,065 Federal National Mortgage Association
            Pool #285019
            7.500% December 1, 2024
    851,171 Federal National Mortgage Association
            Pool #281429
            7.500% May 1, 2024
     45,053 Federal National Mortgage Association
            Pool #278839
            7.500% December 1, 2024
     85,162 Federal National Mortgage Association
            Pool #294255
            7.500% October 1, 2024
  3,792,652 Federal National Mortgage Association
            Pool #250111
            8.500% August 1, 2024
    805,423 Federal National Mortgage Association
            Pool #250060
            7.500% June 1, 2024
  2,886,738 Federal National Mortgage Association
            Pool #303528
            6.000% August 1, 2001
     90,302 Federal National Mortgage Association
            Pool #303031
            7.500% October 1, 2024
    879,855 Federal National Mortgage Association
            Pool #302587
            8.000% December 1, 2024
    837,105 Federal National Mortgage Association
            Pool #298452
            7.500% November 1, 2024
     58,689 Federal National Mortgage Association
            Pool #297124
            7.500% October 1, 2024
  3,857,976 Federal National Mortgage Association
            Pool #149168
            10.000% April 1, 2020
     83,546 Federal National Mortgage Association
            Pool #287606
            7.500% September 1, 2024
  1,104,866 Federal National Mortgage Association
            Pool #288916
            6.500% May 1, 2011
  2,006,430 Federal National Mortgage Association
            Pool #288769
            7.500% November 1, 2024
     60,696 Federal National Mortgage Association
            Pool #289190
            7.500% August 1, 2024
  1,229,442 Federal National Mortgage Association
            Pool #291650
            6.500% December 1, 2017
     40,897 Federal National Mortgage Association
            Pool #291511
            7.500% August 1, 2024
    845,957 Federal National Mortgage Association
            Pool #293638
            7.500% December 1, 2024
     84,851 Federal National Mortgage Association
            Pool #296964
            7.500% December 1, 2024
     55,942 Federal National Mortgage Association
            Pool #295529
            7.500% September 1, 2024
     68,620 Federal National Mortgage Association
            Pool #294674
            7.500% September 1, 2024
     99,212 Government National Mortgage Association
            Pool #355360
            7.500% October 15, 2021
     63,515 Government National Mortgage Association
            Pool #352835
            7.500% February 15, 2024
     77,084 Government National Mortgage Association
            Pool #351163
            7.500% August 15, 2023
    550,601 Government National Mortgage Association
            Pool #348622
            7.500% April 15, 2023
    367,321 Government National Mortgage Association
            Pool #346023
            7.000% February 15, 2024
  4,330,961 Government National Mortgage Association
            Pool #371006
            7.000% January 15, 2024
    440,998 Government National Mortgage Association
            Pool #371136
            7.000% April 15, 2024
     49,314 Government National Mortgage Association
            Pool #382973
            7.000% April 15, 2024
     59,090 Government National Mortgage Association
            Pool #385740
            7.500% June 15, 2024
    532,746 Government National Mortgage Association
            Pool #385761
            7.500% June 15, 2024
    465,522 Government National Mortgage Association
            Pool #388198
            7.500% May 15, 2024
    380,488 Government National Mortgage Association
            Pool #395145
            7.000% April 15, 2024
    318,958 Government National Mortgage Association
            Pool #397435
            7.500% May 15, 2024
    331,338 Government National Mortgage Association
            Pool #362184
            7.500% January 15, 2024
    518,382 Government National Mortgage Association
            Pool #362176
            7.500% January 15, 2024
  1,958,594 Government National Mortgage Association
            Pool #365382
            8.000% June 15, 2025
    327,746 Government National Mortgage Association
            Pool #368293
            7.000% January 15, 2024
    369,584 Government National Mortgage Association
            Pool #369426
            7.500% January 15, 2024
     87,010 Government National Mortgage Association
            Pool #370412
            7.000% April 15, 2024
    485,791 Government National Mortgage Association
            Pool #404064
            7.500% March 15, 2025
    326,868 Government National Mortgage Association
            Pool #197968
            7.500% May 15, 2023
  7,384,242 Government National Mortgage Association
            Pool #340729
            7.500% April 15, 2023
  1,354,508 Government National Mortgage Association
            Pool #380118
            8.500% July 15, 2024
  4,544,280 Government National Mortgage Association
            Pool #315149
            8.500% March 15, 2022
    369,193 Government National Mortgage Association
            Pool #326977
            7.500% May 15, 2023
    146,397 Government National Mortgage Association
            Pool #332076
            7.000% November 15, 2022
    400,650 Government National Mortgage Association
            Pool #334996
            7.000% November 15, 2022
    104,011 Government National Mortgage Association
            Pool #335265
            7.500% February 15, 2024
    356,160 Government National Mortgage Association
            Pool #338752
            7.500% May 15, 2023
     94,654 Government National Mortgage Association
            Pool #338887
            7.500% May 15, 2023
    342,686 Government National Mortgage Association
            Pool #339079
            7.500% February 15, 2023
    109,667 Government National Mortgage Association
            Pool #372858
            7.500% January 15, 2024
     87,012 Government National Mortgage Association
            Pool #374270
            7.500% January 15, 2024
    438,554 Government National Mortgage Association
            Pool #376514
            7.500% May 15, 2024
    552,142 Government National Mortgage Association
            Pool #376533
            7.500% June 15, 2024
    411,966 Government National Mortgage Association
            Pool #377983
            7.000% April 15, 2024
    102,847 Government National Mortgage Association
            Pool #378750
            7.500% January 15, 2024
    136,352 Government National Mortgage Association
            Pool #379840
            7.000% March 15, 2024
    552,104 Government National Mortgage Association
            Pool #379462
            7.500% June 15, 2024
    501,323 Government National Mortgage Association
            Pool #355753
            7.500% August 15, 2023
    345,847 Government National Mortgage Association
            Pool #357659
            7.500% May 15, 2023
    466,771 Government National Mortgage Association
            Pool #357837
            7.500% August 15, 2023
    760,155 Government National Mortgage Association
            Pool #358062
            7.000% August 15, 2023
    344,026 Government National Mortgage Association
            Pool #358452
            7.500% August 15, 2023
     71,335 Government National Mortgage Association
            Pool #360300
            7.500% June 15, 2023
    304,024 Government National Mortgage Association
            Pool #360618
            7.500% July 15, 2023
    343,399 Government National Mortgage Association
            Pool #361826
            7.000% September 15, 2023
    436,928 Government National Mortgage Association
            Pool #345116
            7.000% December 15, 2023
    236,011 Government National Mortgage Association
            Pool #344968
            7.000% July 15, 2023
    272,323 Government National Mortgage Association
            Pool #343630
            7.000% July 15, 2023
  1,526,111 Government National Mortgage Association II
            Pool #022038
            8.500% July 20, 2025
    448,711 Government National Mortgage Association II
            Pool #001477
            8.000% November 20, 2023
  2,000,000 Tennessee Valley Authority
            Notes
            6.375% June 15, 2005
                                                                    $1

U.S. GOVERNMENTS --- 14.9%
  3,500,000 United States of America
            Treasury Notes
            6.250% February 15, 2003
  4,000,000 United States of America
            Treasury Notes
            6.125% September 30, 2000
  2,000,000 United States of America
            Treasury Notes
            5.750% October 31, 2000
  8,500,000 United States of America
            Treasury Notes
            6.500% August 15, 2005
  2,000,000 United States of America
            Treasury Notes
            6.500% May 15, 2005
                                                                     $

TOTAL BONDS --- 90.0%                                               $1
(Cost $121,627,187)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 2.3%
  3,200,000 Ford Motor Credit Co


FOREIGN BANKS --- 2.1%
  2,893,000 Canadian Imperial Bank of Commerce


INSURANCE --- 1.4%
  2,000,000 TransAmerica Corp


SECURITIES & COMMODITIES --- 4.3%
  6,000,000 Merrill Lynch & Company Inc


TOTAL SHORT-TERM INVESTMENTS --- 10.0%                               $
(Cost $14,066,008)

TOTAL GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%           $1
(Cost $135,693,195)


Maxim Series Fund, Inc.

Value Index Portfolio

COMMON STOCK

AGENCY --- 0.6%
      1,000 Federal Home Loan Mortgage Corp
      1,400 Federal National Mortgage Association
      1,600 Student Loan Marketing Association


AGRICULTURE --- 0.1%
        400 Agco Corp
      1,200 Dole Food Company Inc
      1,000 Terra Industries Inc


AIR --- 0.7%
      2,000 AMR Corp*
      1,300 Delta Air Lines Inc
      1,800 Northwest Airlines Corp*
      1,100 Pittston Services Group
        400 Southwest Airlines Co
        300 UAL Corp*


COMMUNICATIONS --- 3.2%
      8,700 AT&T Corp
        200 BHC Communications Inc
        100 Cablevision Systems Corp*
        290 Capital Cities/ABC Inc
        412 Chris-Craft Industries Inc*
      1,200 Comsat Corp
        500 Cox Communications Inc*
        500 MFS Communications Company Inc*
      3,100 Nextel Communications Inc*
     11,000 Pacific Telesis Group
      1,200 Tele-Communications Inc - Liberty Media Group*
        700 Telephone & Data Systems Inc
     12,100 US West Communications Group
      2,100 US West Media Group*
      1,220 United States Cellular Corp*
      7,200 Viacom Inc*
        800 Worldcom Inc*


CONSTRUCTION --- 0.0%
        400 Castle & Cooke Inc*
        700 Centex Corp


CONSUMER SERVICES --- 2.8%
      1,000 Allergan Inc
      1,100 Bausch & Lomb Inc
      7,100 Baxter International Inc
      1,400 Becton Dickinson & Co
      1,500 Beverly Enterprises Inc*
      7,100 Bristol-Myers Squibb Co
      6,200 Eli Lilly & Co
        600 FHP International Corp*
        300 Hilton Hotels Corp
      3,400 Host Marriott Corp
        600 ITT Corp*
        200 King World Productions Inc*
        200 Promus Hotel Corp*
        600 Service Corporation International
        300 Spelling Entertainment Group Inc*
        700 Stewart Enterprises Inc
      4,652 Tenet Healthcare Corp*
        600 United Healthcare Corp
        700 United States Surgical Corp
         93 Vencor Inc*
        300 Wellpoint Health Networks Inc*


CREDIT INSTITUTIONS --- 15.3%
        200 AT&T Capital Corp
      1,300 AmSouth Bancorp
      2,600 American Express Co
      9,502 Banc One Funding Corp
      1,050 Bancorp Hawaii Inc
      1,500 Bank South Corp
      2,900 Bank of Boston Corp
      5,100 Bank of New York Company Inc
      9,499 BankAmerica Corp
      2,000 Bankers Trust New York Corp
        800 Banponce Corp
      2,500 Barnett Banks Inc
        500 Baybanks Inc
      1,300 Beneficial Corp
      3,300 Boatmen's Bancshares Inc
      1,000 Central Fidelity Banks Inc
      4,600 Chase Manhattan Corp
      6,500 Chemical Banking Corp
     10,900 Citicorp
      3,000 Comerica Inc
        961 Commerce Bancshares Inc
      1,000 Compass Bancshares Inc
      3,600 Corestates Financial Corp
      2,600 Countrywide Credit Industries Inc
      1,000 Crestar Financial Corp
        800 Dauphin Deposit Corp
        400 Equitable of Iowa Cos
        300 Fifth Third Bancorp
        700 First American Corp
      3,300 First Bank System Inc
      8,282 First Chicago NBD Corp
      1,000 First Commerce Corp
        143 First Empire State Corp
      2,100 First Fidelity Bancorp
        600 First Hawaiian Inc
      2,000 First Interstate Bancorp
      1,300 First Security Corp
        900 First Tennessee National Corp
      4,400 First Union Corp
        900 First Virginia Banks Inc
      1,600 First of America Bank Corp
      1,700 Firstar Corp
      6,565 Fleet/Norstar Financial Group Inc
        700 Fourth Financial Corp
      1,300 Golden West Financial Corp
      3,500 Great Western Financial Corp
      3,000 HF Ahmanson & Co
      1,300 Household International Inc
      3,456 Huntington Bancshares Inc
        800 Integra Financial Corp
      4,800 JP Morgan & Company Inc
      6,082 Keycorp
      2,400 Marshall & Ilsley Corp
      3,646 Mellon Bank Corp
      1,400 Mercantile Bancorporation Inc
      1,200 Mercantile Bankshares Corp
      1,500 Meridian Bancorp Inc
      3,800 National City Corp
      7,000 NationsBank Corp
      1,400 Northern Trust Corp
      5,600 Norwest Corp
      1,145 Old Kent Financial Corp
        615 Old National Bancorp
      5,900 PNC Bank Corp
      1,200 Regions Financial Corp
      1,500 Signet Banking Corp
      2,670 Southern National Corp
      2,300 Southtrust Corp
        800 Standard Federal Bancorporation Inc
        800 Star Banc Corp
      1,500 State Street Boston Corp
      2,900 Suntrust Banks Inc
        200 Synovus Financial Corp
        900 TCF Financial Corp
      1,500 UJB Financial Corp
      2,500 US Bancorp
        300 Union Bank
      1,100 Union Planters Corp
      4,400 Wachovia Corp
      1,010 Washington Federal Inc
      1,700 Washington Mutual Inc
      1,000 Wells Fargo & Co
        900 West One Bancorp
        900 Wilmington Trust Co


ELECTRIC --- 10.0%
        136 Allegheny Generating Co*
      2,900 Allegheny Power System Inc
      4,800 American Electric Power Company Inc
      1,400 Atlantic Energy Inc
      3,800 Baltimore Gas & Electric Co
      1,200 Boston Edison Co
      2,300 CMS Energy Corp
      4,000 Carolina Power & Light Co
      3,800 Centerior Energy Corp
      5,000 Central & South West Corp
      4,016 Cinergy Corp
        900 Cipsco Inc
      6,000 Consolidated Edison Company of New York Inc
      2,800 DPL Inc
      1,900 DQE Inc
      1,600 Delmarva Power & Light Co
      3,700 Detroit Edison Co
      4,500 Dominion Resources Inc
      5,300 Duke Power Co
      5,879 Entergy Corp
      4,800 FPL Group Inc
      2,500 Florida Progress Corp
      3,000 General Public Utilities Corp
        800 Hawaiian Electric Industries Inc
      5,900 Houston Industries Inc
      1,000 Idaho Power Co
      1,900 Illinova Corp
      1,000 Ipalco Enterprises Inc
      1,000 KU Energy Corp
      1,600 Kansas City Power & Light Co
        800 LG&E Energy Corp
      3,100 Long Island Lighting Co
      2,600 Midamerican Energy Co
        800 Minnesota Power & Light Co
      1,400 Montana Power Co
      1,200 Nevada Power Co
      1,700 New England Electric System
      1,800 New York State Electric & Gas Corp
      3,700 Niagara Mohawk Power Corp
      1,600 Nipsco Industries Inc
      3,100 Northeast Utilities
      1,700 Northern States Power Co
      3,900 Ohio Edison Co
      1,000 Oklahoma Gas & Electric Co
      4,100 PP&L Resources Inc
      7,300 PacifiCorp
     10,900 Pacific Gas & Electric Co
      5,700 Peco Energy Co
      2,100 Pinnacle West Capital Corp
      1,300 Portland General Corp
      3,100 Potomac Electric Power Co
      1,600 Public Service Company of Colorado
      6,300 Public Service Enterprise Group Inc
      1,600 Puget Sound Power & Light Co
      1,000 Rochester Gas & Electric Corp
     11,500 SCECorp
      2,400 San Diego Gas & Electric Co
      2,600 Scana Corp
     17,100 Southern Co
      1,100 Southwestern Public Service Co
      3,000 Teco Energy Inc
      5,800 Texas Utilities Co
      5,500 Unicom Corp
      2,600 Union Electric Co
      1,200 Utilicorp United Inc
        800 WPL Holdings Inc
      1,400 Washington Water Power Co
      1,600 Western Resources Inc
      2,800 Wisconsin Energy Corp


ELECTRONICS - HIGH TECH --- 6.1%
      1,300 Advanced Micro Devices Inc
      1,700 Amdahl Corp*
      2,300 Apple Computer Inc
        700 Avnet Inc
        600 Beckman Instruments Inc
      1,000 Black & Decker Corp
        700 Briggs & Stratton Corp
        100 Diebold Inc
      3,900 Digital Equipment Corp*
        800 Eastman Kodak Co
      2,500 Emerson Electric Co
      2,500 General Motors Corp Class H
        500 General Signal Corp
      1,000 Harris Corp
      2,900 Honeywell Inc
        500 Hubbell Inc
     14,600 International Business Machines Corp
        900 Johnson Controls Inc
        100 Keystone International Inc
        900 Litton Industries Inc*
      4,000 Loral Corp
      1,250 Mark IV Industries Inc
      2,800 Maytag Corp
        400 National Semiconductor Corp*
        900 Polaroid Corp
        200 Quantum Corp*
      6,300 Raytheon Co
         50 Read-Rite Corp*
      1,100 Seagate Technology Inc*
      1,400 Storage Technology Corp*
        300 Sun Microsystems Inc*
      3,000 Tandem Computers Inc*
        600 Tektronix Inc
        500 Thomas & Betts Corp
      4,400 Unisys Corp*
        200 WW Grainger Inc
     10,100 Westinghouse Electric Corp
      1,900 Whirlpool Corp
      2,100 Xerox Corp
         50 York International Corp


ENVIRONMENTAL SERVICES --- 0.1%
      1,300 Ogden Corp
        600 Safety-Kleen Corp
      1,000 WMX Technologies Inc


FORESTRY --- 1.2%
      1,400 Boise Cascade Corp
      2,400 Georgia-Pacific Corp
      6,200 International Paper Co
      1,200 Longview Fibre Co
      2,800 Louisiana-Pacific Corp
      5,200 Weyerhaeuser Co


GAS --- 1.7%
      1,400 Atlanta Gas Light Co
      1,200 Brooklyn Union Gas Co
      1,300 Columbia Gas System Inc*
      2,400 Consolidated Natural Gas Co
        900 El Paso Natural Gas Co
        900 Equitable Resources Inc
      1,700 MCN Corp
      2,700 NGC Corp
      1,000 National Fuel Gas Co
      1,300 Nicor Inc
      3,200 NorAm Energy Corp
      2,200 Pacific Enterprises
      3,900 Panhandle Eastern Corp
        900 Peoples Energy Corp
        900 Questar Corp
      2,100 Sonat Inc
      4,100 Tenneco Inc
        600 Valero Energy Corp
      1,100 Washington Gas Light Co
      2,500 Williams Companies Inc


HIGHWAYS --- 0.2%
      1,000 Consolidated Freightways Inc
        600 Roadway Services Inc
      2,000 Ryder System Inc


HOLDING & INVEST. OFFICES --- 0.9%
      1,340 Cincinnati Financial Corp
      2,600 Dime Bancorp Inc*
        700 Equity Residential Properties Trust
        400 Finova Group Inc
      1,000 Franchise Finance Corporation of America
      1,200 Green Point Financial Corp
      1,500 Health & Retirement Property Trust
      2,600 Hibernia Corp
        600 Kimco Realty Corp
      1,300 Meditrust Corp
      1,300 Midlantic Corp
      1,500 New Plan Realty Trust
        900 Republic New York Corp
      1,033 Security Capital Industrial Trust
      1,400 Security Capital Pacific Trust
        600 TIG Holdings Inc
        600 Weingarten Realty Investors
         12 Wesco Financial Corp


INDEPENDENT POWER PROD --- 0.0%
        100 California Energy Company Inc*
        700 Wheelabrator Technologies Inc


INDUSTRIAL SERVICES --- 0.7%
      1,000 Anixter International Inc*
        100 Arrow Electronics Inc*
      1,000 Comdisco Inc
      1,600 Deluxe Corp
      2,000 Dun & Bradstreet Corp
      1,400 EG&G Inc
        100 Flightsafety International Inc
        100 Kelly Services Inc
      1,200 National Service Industries Inc
      1,900 Pitney Bowes Inc
         45 Policy Management Systems Corp*
         30 Shared Medical Systems Corp
         50 Sungard Data System Inc*
        241 TransTexas Gas Corp*
        500 Wallace Computer Services Inc
        500 Western Atlas Inc*


INSURANCE --- 6.6%
      2,400 AON Corp
      2,900 Aetna Life and Casualty Co
        400 Aflac Inc
      1,600 Allmerica Property & Casualty Companies Inc
     10,803 Allstate Corp
        800 Ambac Inc
        500 American Financial Group Inc
      5,300 American General Corp
      4,800 American International Group Inc
        300 American National Insurance Co
        300 American Re Corp
        500 Bankers Life Holding Corp
        300 CNA Financial Corp*
      2,200 Chubb Capital Corp
      1,900 Cigna Corp
        500 Conseco Inc
      1,300 Equitable Companies Inc
        900 First Colony Corp
        300 Foundation Health Corp*
        600 Geico Corp
        840 General Re Corp
        200 Hartford Steam Boiler Inspection & Insurance Co
      2,100 ITT Hartford Group Inc*
      1,800 Jefferson-Pilot Corp
        800 Kemper Corp
      1,000 Leucadia National Corp
      2,700 Lincoln National Corp
      2,100 Loews Corp
      1,000 MBIA Inc
        300 Mercury General Corp
        900 Ohio Casualty Corp
      1,100 Old Republic International Corp
        100 Paul Revere Corp
        200 Progressive Corp
        600 Provident Companies Inc
      2,500 Providian Corp
        900 Reliastar Financial Corp
      3,200 SafeCo Corp
      2,000 St Paul Companies Inc
        400 The PMI Group Inc
      1,700 Torchmark Corp
      1,800 TransAmerica Corp
        200 Transatlantic Holdings Inc
      6,860 Travelers Group Inc
      2,700 USF&G Corp
        800 USLife Corp
        800 Unitrin Inc
      1,700 Unum Corp
        300 Zurich Reinsurance Centre Holdings Inc


MFTG - CONSUMER PRODS. --- 3.7%
        300 Alberto-Culver Co
      4,700 American Brands Inc
      1,500 American Greetings Corp
      3,000 Anheuser-Busch Companies Inc
     12,743 Archer-Daniels-Midland Co
        100 Brown-Forman Corp
      1,000 Brunswick Corp
        600 CPC International Inc
        200 Campbell Soup Co
        900 Central Newspapers Inc
        800 Coca-Cola Enterprises Inc
        140 Crown Vantage Inc*
      1,000 Dean Foods Co
      1,100 Dial Corp
        400 Dow Jones & Company Inc
      1,400 Eastman Chemical Co
        700 Fort Howard Corp*
      1,500 Fruit of the Loom Inc*
        500 General Mills Inc
      4,100 HJ Heinz Co
      1,300 Hasbro Inc
      1,100 Hershey Foods Corp
         50 Hillenbrand Industries Inc
      1,000 Hormel Foods Corp
      1,000 IBP Inc
        300 Jostens Inc
        300 Kellogg Co
      1,100 Knight-Ridder Inc
      1,900 Liz Claiborne Inc
      3,200 Masco Corp
        200 McCormick & Company Inc
        300 McGraw-Hill Companies Inc
         25 Media General Inc
      2,200 New York Times Co
      1,200 Quaker Oats Co
      4,274 RJR Nabisco Holdings Corp
      1,400 RR Donnelley & Sons Co
        900 Ralston-Ralston Purina Group
        500 Russell Corp
        180 Schweitzer-Mauduit International Inc*
        300 Springs Industries Inc
        400 The EW Scripps Co
      2,400 The Times Mirror Co
        600 Tyson Foods Inc
        900 Universal Corp
        600 Universal Foods Corp
      1,300 VF Corp
        125 Washington Post Co
      1,400 Willamette Industries Inc


MFTG - INDUSTRIAL PRODS --- 9.6%
        200 ARCO Chemical Co
        700 Air Products & Chemicals Inc
        600 Albemarle Corp
        100 Allegheny Ludlum Corp
      4,300 Aluminum Company of America
      4,100 American Home Products Corp
        900 Armstrong World Industries Inc
      1,500 Baker Hughes Inc
        700 Ball Corp
      2,900 Bethlehem Steel Corp*
         30 Betz Laboratories Inc
      1,000 Bowater Inc
        800 CBI Industries Inc
        400 Cabot Corp
        400 Case Corp
      3,900 Caterpillar Inc
      2,100 Champion International Corp
        100 Clorox Co
        700 Consolidated Papers Inc
      2,800 Cooper Industries Inc
         45 Crane Co
      6,700 Deere & Co
        700 Dover Corp
      2,000 Dow Chemical Co
     14,300 EI DuPont De Nemours & Co
      1,200 Federal Paper Board Company Inc
        700 Ferro Corp
        200 First Brands Corp
        300 Georgia Gulf Corp
      3,900 Goodyear Tire & Rubber Co
      1,000 Harnischfeger Industries Inc
        600 Harsco Corp
      1,400 IMC Global Inc
      1,400 ITT Industries Inc*
      2,800 Ingersoll-Rand Co
      1,100 Inland Steel Industries Inc
        500 International Specialty Products Inc*
      1,800 James River Corporation of Virginia
        400 Kennametal Inc
      3,516 Kimberly-Clark Corp
      2,500 LTV Corp*
      1,300 Lafarge Corp
      1,600 Lubrizol Corp
        600 Lyondell Petrochemical Co
        400 MA Hanna Co
        200 Mallinckrodt Group Inc
        100 Marquette Electronics Inc*
        200 Martin Marietta Materials Inc
      1,400 Mead Corp
      4,100 Minnesota Mining & Manufacturing Co
      1,500 Monsanto Co
        200 NL Industries Inc*
        100 Nalco Chemical Co
        600 Olin Corp
      1,300 Owens-Corning Fiberglas Corp*
        200 PH Glatfelter Co
      1,900 PPG Industries Inc
        800 Parker Hannifin Corp
        300 Pentair Inc
      2,900 Pharmacia & Upjohn Inc
        700 Potlatch Corp
        300 Raychem Corp
      1,600 Reynolds Metals Co
        700 Rhone Poulenc Rorer Inc
      1,200 Rohm & Haas Co
      1,200 Sherwin-Williams Co
      1,000 Snap-On Inc
        200 St Joe Paper Co
         45 Stewart & Stevenson Services Inc
      2,100 Stone Container Corp
        400 Tambrands Inc
        600 Tecumseh Products Co
      1,400 Temple-Inland Inc
        700 The BF Goodrich Co
        900 The Stanley Works
        600 The Timken Co
        200 Trinity Industries Inc
         40 Trinova Corp
        700 Tyco International Ltd
      7,400 USX-Marathon Group
      2,100 USX-US Steel Group
      1,800 Union Camp Corp
      2,900 Union Carbide Corp
      1,100 Varity Corp*
      1,400 WR Grace & Co
      1,800 Warner-Lambert Co
        600 Wellman Inc
      2,350 Westvaco Corp
      1,500 Witco Corp


MINING --- 0.5%
      1,000 Alumax Inc*
      1,100 Asarco Inc
      1,800 Battle Mountain Gold Co
      2,400 Cyprus Amax Minerals Co
      2,300 Homestake Mining Co
         25 Newmont Gold Co
        900 Newmont Mining Corp
      1,700 Phelps Dodge Corp
        100 Vigoro Corp
        100 Vulcan Materials Co


OIL & GAS --- 11.6%
      2,100 Amerada Hess Corp
     12,800 Amoco Corp
        400 Apache Corp
      1,600 Ashland Inc
      3,600 Atlantic Richfield Co
      1,400 Burlington Resources Inc
     16,800 Chevron Corp
      1,100 Coastal Corp
        600 Cooper Cameron Corp*
        700 Diamond Shamrock Inc
      3,700 Dresser Industries Inc
      1,600 Ensco International Inc*
      1,500 Enserch Corp
     32,000 Exxon Corp
        138 Fina Inc
        332 Freeport-McMoRan Inc
      1,200 Halliburton Co
      1,200 Kerr-McGee Corp
        200 Mapco Inc
        600 Mitchell Energy & Development Corp
     10,200 Mobil Corp
      1,100 Murphy Oil Corp
      8,200 Occidental Petroleum Corp
      2,700 Oryx Energy Co*
      1,200 Pennzoil Co
      1,700 Santa Fe Energy Resources Inc*
        400 Sonat Offshore Drilling Inc
      1,900 Sun Company Inc
      6,700 Texaco Inc
        100 Tosco Corp
      1,000 Ultramar Corp


OTHER TRANS. SERVICES --- 0.3%
      1,200 Alexander & Baldwin Inc
        400 FMC Corp*
      1,000 Federal Express Corp*
        500 General American Transportation Corp
      1,600 Southern Pacific Rail Corp*
        200 Tidewater Inc


RAILROADS --- 1.7%
      1,182 Burlington Northern Santa Fe
      5,400 CSX Corp
      2,100 Conrail Inc
        100 Illinois Central Corp
        200 Kansas City Southern Industries Inc
      3,300 Norfolk Southern Corp
      5,300 Union Pacific Corp


RETAIL TRADE --- 2.7%
      2,800 American Stores Co
         30 Barnes & Noble Inc*
        300 Bob Evans Farms Inc
      1,600 Dayton Hudson Corp
      2,600 Dillard Department Stores Inc
      3,600 Federated Department Stores Inc*
      1,500 Genuine Parts Co
      1,300 Giant Food Inc
        300 Great Atlantic & Pacific Tea Company Inc
        100 Hannaford Brothers Co
        100 Heilig-Meyers Co
      4,900 JC Penney & Company Inc
     11,800 KMart Corp
      4,500 May Department Stores Co
      2,500 Melville Corp
        600 Mercantile Stores Company Inc
        200 Nordstrom Inc
      1,000 Officemax Inc*
        300 Revco DS Inc*
      2,200 Rite Aid Corp
      8,500 Sears Roebuck & Co
      1,200 Southland Corp*
        100 Spiegel Inc
      1,300 TJX Companies Inc
        800 Tandy Corp
      2,400 Toys R Us Inc*
        700 Vons Companies Inc*
        400 Weis Markets Inc
        200 Wendy's International Inc
        500 Winn-Dixie Stores Inc
      3,400 Woolworth Corp


SECURITIES & COMMODITIES --- 1.2%
      1,525 AG Edwards Inc
      2,800 Dean Witter Discover & Co
         20 John Nuveen Co
      2,700 Lehman Brothers Holdings Inc
      4,500 Merrill Lynch & Company Inc
      1,300 Morgan Stanley Group Inc
      2,500 Paine Webber Group Inc
      2,700 Salomon Inc
      2,641 The Bear Stearns Companies Inc
        600 United Asset Management Corp


TELEPHONE --- 9.1%
      2,200 Alltel Corp
     11,700 Ameritech Corp
      9,000 Bell Atlantic Corp
     25,600 Bellsouth Corp
        200 Century Telephone Enterprises Inc
      1,200 Frontier Corp
     24,900 GTE Corp
     15,300 MCI Communications Corp
     11,000 Nynex Corp
     15,708 SBC Communications Inc
      1,500 Southern New England Telecommunications Corp
      7,600 Sprint Corp


TRANSPORTATION EQUIPMENT --- 7.8%
      5,500 Allied-Signal Inc
      8,600 Chrysler Corp
        900 Cummins Engine Company Inc
      2,600 Dana Corp
      1,500 Eaton Corp
        100 Echlin Inc
        600 Fleetwood Enterprises Inc
     27,700 Ford Motor Co
      1,200 General Dynamics Corp
     19,200 General Motors Corp
      4,504 Lockheed Martin Corp
      2,400 McDonnell Douglas Corp
      1,900 Navistar International Corp*
        900 Northrop Grumman Corp
        815 Paccar Inc
      4,100 Rockwell International Corp
        700 Sundstrand Corp
      1,700 TRW Inc
      1,800 Textron Inc
      8,800 The Boeing Co
      3,200 United Technologies Corp
        400 Xtra Corp


WATER --- 0.0%
        600 American Water Works Company Inc


WHOLESALE TRADE - INDL --- 0.1%
        900 Jefferson Smurfit Corp*
        600 Manville Corp*
        600 McKesson Corp


WHOLESALE TRADE -CONSUMER --- 0.3%
      1,000 Bergen Brunswig Corp
      1,000 Fleming Companies Inc
      3,400 Price/Costco Inc*
        725 Rayonier Inc
        400 Reebok International Ltd
        100 Sunbeam-Oster Co
      1,700 Supervalu Inc


TOTAL COMMON STOCK --- 98.6%                                         $
(Cost $53,660,796)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 1.4%
    881,000 Canadian Imperial Bank of Commerce


TOTAL SHORT-TERM INVESTMENTS --- 1.4%
(Cost $881,000)

TOTAL VALUE INDEX PORTFOLIO --- 100.0%                               $
(Cost $54,541,796)
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